SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933

Post-Effective Amendment No. 17

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 54

American National Variable Annuity Separate Account

(Exact Name of Registrant)

American National Insurance Company

(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(409)763-4661

(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Gregory Garrison
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

✓	On May 1, 2015 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On May 1, 2015 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY

Issued by American National Insurance Company

Home Office: One Moody Plaza, Galveston, Texas 77550-7947

1-800-306-2959

To make Service, Transaction Requests,

or Additional Purchase Payments, mail to:

American National Variable Contracts Department

P. O. Box 9001, League City, Texas 77574

Proper Lockbox Payments may also be sent to P. O. Box 4531, Houston, Texas 77210-4531

Prospectus May 1, 2015

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to the American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products Service Class 2	Federated Insurance Series
VIP Money Market Portfolio	Federated Managed Volatility Fund II
VIP Mid Cap Portfolio[3]	Federated High Income Bond Fund II – Primary Shares
VIP Index 500 Portfolio	Federated Fund for U.S. Government Securities II
VIP Contrafund® Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Growth Opportunities Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio	The Alger Portfolios – Class I-2 Shares
VIP Growth & Income Portfolio	Alger Small Cap Growth Portfolio[2]
VIP Value Portfolio[3]	Alger Large Cap Growth Portfolio
VIP Value Strategies Portfolio	Alger Mid Cap Growth Portfolio
Alger Capital Appreciation Portfolio
T Rowe Price	Alger Growth & Income Portfolio
Equity Income Portfolio	Alger Balanced Portfolio
Mid-Cap Growth Portfolio[1]
International Stock Portfolio Limited-Term Bond Portfolio	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Invesco V.I. Global Health Care Fund
MFS ® Variable Insurance Trust (“VIT”) Initial Class Shares	Invesco V.I. Small Cap Equity Fund
MFS Growth Series (VIT)	Invesco V.I. Managed Volatility Fund
MFS Research Series (VIT)	Invesco V.I. Mid Cap Growth Fund
MFS Investors Trust Series (VIT)	Invesco V.I. Diversified Dividend Fund
MFS ® Variable Insurance Trust (“VIT II) Initial Class Shares	Invesco V.I. Technology Fund
MFS Core Equity Portfolio (VIT II)[4]	Invesco V.I. Global Real Estate Fund

[1]	Not available for investment in Contracts issued on or after May 1, 2004.
[2]	Not available for investment for Contracts issued on or after July 1, 2007.
[3]	Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio merged into the Fidelity VIP Mid Cap Portfolio; and, the Fidelity VIP Value Leaders Portfolio merged into the Fidelity VIP Value Portfolio.
[4]	Effective March 27, 2015, the MFS Core Equity Series (VIT) reorganized and merged into the MFS Core Equity Portfolio (VIT II), which has an identical investment objective, investment strategies and policies as the MFS Equity Series (VIT).

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or calling us at 1-800-306-2959. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5-15

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GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Home Office. American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period. The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

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SYNOPSIS

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our Home Office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 and receive a refund. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

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What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•	monthly payments for a number of years;

•	payments for life;

•	payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1⁄2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)

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If I have questions, where can I go?

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

FEE TABLES

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments:     0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered

Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

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EXCHANGE FEE	$10

A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE[1]	$35

SEPARATE ACCOUNT ANNUAL EXPENSES2

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

[1]	Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.
[2]	These fees do not apply to funds in the Fixed Account.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses[3]	0.35%	1.56%
(before fee waivers or reimbursements)
[3]	Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2014. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.53% respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70%, an expense risk fee of .45%, and an administrative asset fee of ..10%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

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Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2014. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,027	$957	$782	$405

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,027	$957	$782	$405

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$362	$371	$380	$405

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2014. Your actual expenses will vary depending upon the Portfolios you select. Although your actual costs may be higher, based on these assumptions, your cost would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$863	$813	$647	$248

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$198	$208	$218	$248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.092	$9.671	$21.287
Accumulation Unit Value at end of period	$13.976	$13.092	$9.671
Number of Accumulation Units outstanding at end of period	1,233	1,346	1,581
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$35.603	$27.498	$23.442
Accumulation Unit Value at end of period	$39.691	$35.603	$27.498
Number of Accumulation Units outstanding at end of period	902	1,241	1,396
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.986	$1.430	$1.197
Accumulation Unit Value at end of period	$2.348	$1.986	$1.430
Number of Accumulation Units outstanding at end of period	22,414	22,886	19,146
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.908	$2.865	$2.264
Accumulation Unit Value at end of period	$3.293	$2.908	$2.865
Number of Accumulation Units outstanding at end of period	147,782	164,048	176,609
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.701	$1.252	$1.113
Accumulation Unit Value at end of period	$1.721	$1.701	$1.252
Number of Accumulation Units outstanding at end of period	132,128	171,059	162,117
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.841	$0.680	$0.618
Accumulation Unit Value at end of period	$0.923	$0.841	$0.680
Number of Accumulation Units outstanding at end of period	154,264	203,074	202,127
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.391	$1.271	$1.242
Accumulation Unit Value at end of period	$1.657	$1.391	$1.271
Number of Accumulation Units outstanding at end of period	145,769	192,221	240,492

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2011	2010	2009	2008	2007	2006	2005

$1.025	$0.818	$0.595	$1.160	$1.047	$0.913	$0.834
$21.287	$1.025	$0.818	$0.595	$1.160	$1.047	$0.913
826	20,520	21,518	22,872	26,662	28,240	13,324

$0.564	$0.510	$0.411	$1.026	$1.335	$1.160	$1.109
$23.442	$0.564	$0.510	$0.411	$1.026	$1.335	$1.160
1,401	48,545	48,768	49,002	52,583	47,020	30,355

$1.165	$1.129	$0.888	$1.259	$1.139	$1.096	$1.025
$1.197	$1.165	$1.129	$0.888	$1.259	$1.139	$1.096
45,490	35,942	31,193	43,043	48,116	69,087	66,650

$2.450	$2.110	$1.624	$2.969	$3.181	$2.258	$2.000
$2.264	$2.450	$2.110	$1.624	$2.969	$3.181	$2.258
205,575	242,983	291,465	273,751	321,097	312,345	168,462

$1.135	$0.893	$0.745	$1.098	$1.035	$0.918	$0.883
$1.113	$1.135	$0.893	$0.745	$1.098	$1.035	$0.918
197,678	192,527	173,726	163,995	189,489	98,355	44,064

$0.659	$0.550	$0.354	$0.645	$0.606	$0.555	$0.550
$0.618	$0.659	$0.550	$0.354	$0.645	$0.606	$0.555
188,629	231,876	309,009	158,145	134,166	109,421	81,428

$1.079	$1.028	$0.904	$1.354	$1.136	$0.916	$0.794
$1.242	$1.079	$1.028	$0.904	$1.354	$1.136	$0.916
259,386	373,980	509,033	570,991	632,820	333,164	211,088

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.298	$1.140	$1.086
Accumulation Unit Value at end of period	$1.404	$1.298	$1.140
Number of Accumulation Units outstanding at end of period	317,190	359,330	459,656
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.144	$0.857	$0.789
Accumulation Unit Value at end of period	$1.254	$1.144	$0.857
Number of Accumulation Units outstanding at end of period	312,001	337,879	358,117
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.165	$0.908	$0.818
Accumulation Unit Value at end of period	$1.295	$1.165	$0.908
Number of Accumulation Units outstanding at end of period	113,347	127,791	125,573
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.514	$1.134	$0.970
Accumulation Unit Value at end of period	$1.702	$1.514	$1.134
Number of Accumulation Units outstanding at end of period	420,417	468,216	485,840
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.563	$1.164	$1.014
Accumulation Unit Value at end of period	$1.668	$1.563	$1.164
Number of Accumulation Units outstanding at end of period	136,287	294,673	290,568
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.482	$1.117	$1.005
Accumulation Unit Value at end of period	$1.471	$1.482	$1.117
Number of Accumulation Units outstanding at end of period	176,539	238,605	259,982
FEDERATED MANAGED VOLATILITY FUND II*
Accumulation Unit Value at beginning of period	$1.518	$1.262	$1.125
Accumulation Unit Value at end of period	$1.558	$1.518	$1.262
Number of Accumulation Units outstanding at end of period	174,827	223,277	309,687

14

2011	2010	2009	2008	2007	2006	2005

$1.099	$1.008	$0.789	$1.170	$1.054	$1.019	$0.951
$1.086	$1.099	$1.008	$0.789	$1.170	$1.054	$1.019
660,907	784,438	1,069,239	1,112,868	1,287,028	1,344,254	1,361,716

$0.802	$0.714	$0.491	$0.923	$0.778	$0.749	$0.677
$0.789	$0.802	$0.714	$0.491	$0.923	$0.778	$0.749
379,583	377,609	377,935	414,854	349,749	313,600	957,580

$0.777	$0.701	$0.534	$0.897	$0.824	$0.763	$0.747
$0.818	$0.777	$0.701	$0.534	$0.897	$0.824	$0.763
133,124	133,397	130,398	148,817	221,643	152,370	143,489

$0.985	$0.874	$0.585	$1.080	$0.818	$0.695	$0.614
$0.970	$0.985	$0.874	$0.585	$1.080	$0.818	$0.695
504,484	625,965	667,271	954,951	731,831	156,812	109,188

$1.119	$0.949	$0.633	$1.538	$1.183	$1.087	$1.002
$1.014	$1.119	$0.949	$0.633	$1.538	$1.183	$1.087
353,563	496,881	671,075	690,014	561,646	417,105	258,789

$1.051	$0.849	$0.590	$1.119	$0.966	$0.814	$0.705
$1.005	$1.051	$0.849	$0.590	$1.119	$0.966	$0.814
342,195	471,322	545,072	653,078	624,054	496,508	115,807

$1.086	$0.981	$0.774	$0.984	$0.957	$0.838	$0.797
$1.125	$1.086	$0.981	$0.774	$0.984	$0.957	$0.838
330,950	316,890	50,209	61,449	77,154	114,636	109,287

15

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.147	$2.031	$1.792
Accumulation Unit Value at end of period	$2.179	$2.147	$2.031
Number of Accumulation Units outstanding at end of period	298,047	315,655	463,112
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.918	$1.386	$1.196
Accumulation Unit Value at end of period	$2.080	$1.918	$1.386
Number of Accumulation Units outstanding at end of period	49,171	53,748	64,990
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.378	$1.381	$1.273
Accumulation Unit Value at end of period	$1.413	$1.378	$1.381
Number of Accumulation Units outstanding at end of period	101,293	134,473	134,693
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.242	$1.283	$1.261
Accumulation Unit Value at end of period	$1.284	$1.242	$1.283
Number of Accumulation Units outstanding at end of period	87,192	260,035	268,957
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$1.322	$0.979	$0.888
Accumulation Unit Value at end of period	$1.481	$1.322	$0.979
Number of Accumulation Units outstanding at end of period	224,322	251,310	226,944
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.959	$1.514	$1.319
Accumulation Unit Value at end of period	$2.161	$1.959	$1.514
Number of Accumulation Units outstanding at end of period	940,314	1,273,501	1,462,611
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.553	$1.229	$1.063
Accumulation Unit Value at end of period	$1.664	$1.553	$1.229
Number of Accumulation Units outstanding at end of period	445,630	476,468	534,931
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.722	$1.308	$1.119
Accumulation Unit Value at end of period	$1.875	$1.722	$1.308
Number of Accumulation Units outstanding at end of period	161,986	169,301	157,918
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.312	$0.965	$0.819
Accumulation Unit Value at end of period	$1.451	$1.312	$0.965
Number of Accumulation Units outstanding at end of period	370,812	389,414	362,880

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

16

2011	2010	2009	2008	2007	2006	2005

$1.725	$1.522	$1.007	$1.378	$0.998	$0.932	$0.876
$1.792	$1.725	$1.522	$1.007	$1.378	$0.998	$0.932
552,477	617,819	751,026	642,225	638,630	103,520	77,350

$1.396	$1.188	$0.936	$1.627	$1.360	$1.229	$1.067
$1.196	$1.396	$1.188	$0.936	$1.627	$1.353	$1.229
107,505	129,284	79,558	56,637	58,681	1,666,974	1,739,335

$1.260	$1.175	$0.988	$1.078	$1.036	$1.231	$1.214
$1.273	$1.260	$1.175	$0.988	$1.078	$1.348	$1.231
142,997	139,494	163,938	217,706	201,429	489,580	491,291

$1.207	$1.161	$1.117	$1.084	$1.033	$1.198	$—
$1.261	$1.207	$1.161	$1.117	$1.084	$1.360	$1.198
247,984	271,889	157,011	119,190	52,154	18,654	3,374

$0.990	$0.804	$0.584	$1.156	$0.998	$0.828	$0.744
$0.888	$0.990	$0.804	$0.584	$1.156	$0.886	$0.828
238,052	178,454	288,341	270,662	196,626	156,749	66,964

$1.374	$1.189	$0.888	$1.569	$1.353	$1.006	$—
$1.319	$1.374	$1.189	$0.888	$1.569	$1.036	$1.006
1,662,256	1,841,464	2,186,187	2,359,975	2,225,007	90,531	6,087

$1.069	$0.941	$0.733	$1.298	$1.297	$1.003	$—
$1.063	$1.069	$0.941	$0.733	$1.298	$1.033	$1.003
693,601	374,113	368,479	350,682	308,624	23,870	3,889

$1.118	$0.987	$0.787	$1.371	$1.240	$1.112	$—
$1.119	$1.118	$0.987	$0.787	$1.371	$1.240	$1.112
164,285	175,523	190,198	179,412	146,446	76,562	44,565

$0.813	$0.666	$0.463	$1.045	$0.861	$0.829	$0.772
$0.819	$0.813	$0.666	$0.463	$1.045	$0.861	$0.829
392,400	374,706	395,933	306,686	423,299	221,807	169,855

17

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.357	$1.041	$0.911
Accumulation Unit Value at end of period	$1.519	$1.357	$1.041
Number of Accumulation Units outstanding at end of period	740,964	928,393	1,162,435
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.314	$1.358	$1.301
Accumulation Unit Value at end of period	$1.371	$1.314	$1.358
Number of Accumulation Units outstanding at end of period	185,163	375,593	392,972
FIDELITY VIP MID CAP PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$3.204	$2.386	$2.108
Accumulation Unit Value at end of period	$3.357	$3.204	$2.386
Number of Accumulation Units outstanding at end of period	624,503	750,604	795,051
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.956	$0.968	$0.979
Accumulation Unit Value at end of period	$0.945	$0.956	$0.968
Number of Accumulation Units outstanding at end of period	521,326	718,016	1,325,743
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.333	$1.000	$0.891
Accumulation Unit Value at end of period	$1.486	$1.333	$1.000
Number of Accumulation Units outstanding at end of period	54,437	106,425	136,454
FIDELITY VIP VALUE PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.607	$1.230	$1.033
Accumulation Unit Value at end of period	$1.764	$1.607	$1.230
Number of Accumulation Units outstanding at end of period	87,477	98,713	119,141
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.895	$1.473	$1.173
Accumulation Unit Value at end of period	$1.994	$1.895	$1.473
Number of Accumulation Units outstanding at end of period	134,723	113,441	162,046
MFS CORE EQUITY SERIES***
Accumulation Unit Value at beginning of period	$1.117	$0.840	$0.732
Accumulation Unit Value at end of period	$1.228	$1.117	$0.840
Number of Accumulation Units outstanding at end of period	13,649	16,454	16,570

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2)

** Effective April 24, 2015, the Fidelity VIP Value Leaders Portfolio (Class 2) merged into the Fidelity VIP Value Portfolio (Class 2)

***Effective March 27, 2015, the MFS Core Equity Series reorganized and merged into the MFS Core Equity Portfolio.

18

2011	2010	2009	2008	2007	2006	2005

$0.906	$0.799	$0.640	$1.031	$0.992	$0.870		$0.842
$0.911	$0.906	$0.799	$0.640	$1.031	$0.992		$0.870
1,343,242	1,716,289	2,094,174	2,137,982	2,205,481	1,775,792		1,357,761

$1.231	$1.158	$1.014	$1.064	$1.035	$1.006		$—
$1.301	$1.231	$1.158	$1.014	$1.064	$1.035		$1.006
396,352	597,106	229,243	209,173	231,999	157,392		97,623

$2.394	$1.884	$1.364	$2.287	$2.007	$1.807		$1.549
$2.108	$2.394	$1.884	$1.364	$2.287	$2.007		$1.807
1,062,672	1,506,893	1,468,224	1,509,570	1,510,292	1,110,006		1,206,303

$0.991	$—	$—	$—	$—	$—		$—
$0.979	$0.991	$—	$—	$—	$—		$—
2,263,622	2,675,796	—	—	—	—		—

$0.982	$0.917	$0.715	$1.315	$1.277	$1.125		$—
$0.891	$0.982	$0.917	$0.715	$1.315	$1.277		$1.125
140,518	140,451	35,627	60,820	72,702	14,492		17,228

$1.074	$0.925	$0.659	$1.249	$1.241	$1.098	$
$1.033	$1.074	$0.925	$0.659	$1.249	$1.241		$1.098
152,608	165,567	125,353	131,306	132,071	63,231		8,851

$1.305	$1.044	$0.673	$1.399	$1.343	$1.172		$—
$1.173	$1.305	$1.044	$0.673	$1.399	$1.343		$1.172
224,437	377,799	267,722	280,949	341,099	150,775		—

$0.748	$0.646	$0.494	$0.821	$0.748	$0.665		$0.662
$0.732	$0.748	$0.646	$0.494	$0.821	$0.748		$0.665
18,462	35,711	53,945	62,906	76,213	79,258		69,832

19

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.056	$0.781	$0.673
Accumulation Unit Value at end of period	$1.137	$1.056	$0.781
Number of Accumulation Units outstanding at end of period	147,395	138,913	153,823
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.506	$1.154	$0.980
Accumulation Unit Value at end of period	$1.652	$1.506	$1.154
Number of Accumulation Units outstanding at end of period	10,636	10,925	11,195
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.319	$1.009	$0.871
Accumulation Unit Value at end of period	$1.436	$1.319	$1.009
Number of Accumulation Units outstanding at end of period	4,554	4,598	6,046
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$2.068	$1.613	$1.394
Accumulation Unit Value at end of period	$2.194	$2.068	$1.613
Number of Accumulation Units outstanding at end of period	757,915	882,293	993,332
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.139	$1.010	$0.863
Accumulation Unit Value at end of period	$1.111	$1.139	$1.010
Number of Accumulation Units outstanding at end of period	841,648	892,692	994,302
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.401	$1.416	$1.398
Accumulation Unit Value at end of period	$1.393	$1.401	$1.416
Number of Accumulation Units outstanding at end of period	268,597	238,313	268,235
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$2.726	$2.018	$1.793
Accumulation Unit Value at end of period	$3.046	$2.726	$2.018
Number of Accumulation Units outstanding at end of period	6,346	11,328	11,160

20

2011	2010	2009	2008	2007	2006	2005

$0.684	$0.600	$0.441	$0.713	$0.596	$0.559	$0.518
$0.673	$0.684	$0.600	$0.441	$0.713	$0.596	$0.559
159,013	167,490	231,869	285,284	263,367	195,752	174,018

$1.014	$0.926	$0.737	$1.114	$1.022	$0.916	$0.864
$0.980	$1.014	$0.926	$0.737	$1.114	$1.022	$0.916
92,892	238,923	243,147	268,793	395,301	411,939	443,395

$0.885	$0.750	$0.599	$0.949	$0.849	$0.777	$0.730
$0.871	$0.885	$0.750	$0.599	$0.949	$0.849	$0.777
6,200	8,262	8,150	14,343	18,335	83,405	135,502

$1.421	$1.250	$1.007	$1.596	$1.564	$1.330	$1.296
$1.394	$1.421	$1.250	$1.007	$1.596	$1.564	$1.330
1,280,251	1,391,678	1,776,669	1,852,222	1,852,085	1,423,550	1,734,496

$1.002	$0.886	$0.589	$1.161	$1.040	$0.884	$0.771
$0.863	$1.002	$0.886	$0.589	$1.161	$1.040	$0.884
1,185,862	1,426,368	1,230,882	1,383,770	1,224,019	692,466	1,127,428

$1.393	$1.368	$1.277	$1.273	$1.222	$1.188	$1.182
$1.398	$1.393	$1.368	$1.277	$1.273	$1.222	$1.188
400,545	487,305	562,706	543,725	604,346	551,769	497,522

$1.838	$1.458	$1.009	$1.695	$1.460	$1.386	$1.222
$1.793	$1.838	$1.458	$1.009	$1.695	$1.460	$1.386
58,974	137,161	166,341	174,931	223,923	244,045	278,243

21

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.047	$9.656	$21.211
Accumulation Unit Value at end of period	$13.899	$13.047	$9.656
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$35.503	$27.476	$23.470
Accumulation Unit Value at end of period	$39.500	$35.503	$27.476
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.935	$1.396	$1.171
Accumulation Unit Value at end of period	$2.284	$1.935	$1.396
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.834	$2.798	$2.215
Accumulation Unit Value at end of period	$3.203	$2.834	$2.798
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.658	$1.223	$1.089
Accumulation Unit Value at end of period	$1.673	$1.658	$1.223
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.819	$0.664	$0.605
Accumulation Unit Value at end of period	$0.897	$0.819	$0.664
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.356	$1.241	$1.215
Accumulation Unit Value at end of period	$1.612	$1.356	$1.241
Number of Accumulation Units outstanding at end of period	—	—	—

22

2011	2010	2009	2008	2007	2006	2005

$1.005	$0.823	$0.586	$1.145	$1.035	$0.904	$0.828
$21.211	$1.005	$0.823	$0.586	$1.145	$1.035	$0.904
—	—	—	—	—	—	—

$0.553	$0.508	$0.405	$1.012	$1.319	$1.149	$1.100
$—	$0.553	$0.508	$0.405	$1.012	$1.319	$1.149
—	—	—	—	—	—	—

$1.143	$1.101	$0.874	$1.242	$1.126	$1.085	$1.018
$1.171	$1.143	$1.101	$0.874	$1.242	$1.126	$1.085
—	—	—	—	—	—	—

$2.403	$2.073	$1.599	$2.929	$3.145	$2.236	$1.985
$2.215	$2.403	$2.073	$1.599	$2.929	$3.145	$2.236
—	—	—	—	—	11,746	13,594

$1.112	$0.878	$0.734	$1.083	$1.023	$0.909	$0.876
$1.089	$1.112	$0.878	$0.734	$1.083	$1.023	$0.909
—	—	—	—	—	—	—

$0.646	$0.540	$0.348	$0.636	$0.599	$0.550	$0.546
$0.605	$0.646	$0.540	$0.348	$0.636	$0.599	$0.550
—	—	—	—	—	—	—

$1.058	$1.001	$0.891	$1.335	$1.123	$0.907	$0.788
$1.215	$1.058	$1.001	$0.891	$1.335	$1.123	$0.907
—	—	—	—	—	—	—

23

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.263	$1.111	$1.060
Accumulation Unit Value at end of period	$1.363	$1.263	$1.111
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.113	$0.835	$0.771
Accumulation Unit Value at end of period	$1.218	$1.113	$0.835
Number of Accumulation Units outstanding at end of period	—	—	—
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.134	$0.885	$0.799
Accumulation Unit Value at end of period	$1.258	$1.134	$0.885
Number of Accumulation Units outstanding at end of period	1,258	1,264	1,272
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.473	$1.105	$0.947
Accumulation Unit Value at end of period	$1.653	$1.473	$1.105
Number of Accumulation Units outstanding at end of period	1,554	1,561	1,570
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.520	$1.135	$0.990
Accumulation Unit Value at end of period	$1.619	$1.520	$1.135
Number of Accumulation Units outstanding at end of period	—	27	37
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.442	$1.089	$0.982
Accumulation Unit Value at end of period	$1.428	$1.442	$1.089
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.476	$1.23	$1.098
Accumulation Unit Value at end of period	$1.513	$1.476	$1.203
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.089	$1.98	$1.751
Accumulation Unit Value at end of period	$2.115	$2.089	$1.980
Number of Accumulation Units outstanding at end of period	—	—	—

24

2011	2010	200*	2008	2007	2006	2005

$1.075	$0.988	$0.775	$1.152	$1.040	$1.007	$0.942
$1.060	$1.075	$0.988	$0.775	$1.152	$1.040	$1.007
—	336	343	353	360	366	374

$0.785	$0.702	$0.482	$0.908	$0.768	$0.741	$0.670
$0.771	$0.785	$0.702	$0.482	$0.908	$0.768	$0.741
—	—	—	—	—	—	—

$0.760	$0.770	$0.527	$0.883	$0.813	$0.754	$0.740
$0.799	$0.760	$0.770	$0.527	$0.883	$0.813	$0.754
1,280	1,288	1,298	1,313	1,322	1,332	1,342

$0.964	$0.953	$0.575	$1.063	$0.807	$0.686	$0.608
$0.947	$0.964	$0.953	$0.575	$1.063	$0.807	$0.686
1,580	2,075	2,098	2,131	2,153	2,174	2,198

$1.095	$0.930	$0.621	$1.514	$1.167	$1.075	$0.992
$0.990	$1.095	$0.930	$0.621	$1.514	$1.167	$1.075
49	60	72	85	99	108	119

$1.028	$0.832	$0.580	$1.101	$0.953	$0.805	$0.698
$0.982	$1.028	$0.832	$0.580	$1.101	$0.953	$0.805
—	—	—	—	—	6,334	—

$1.063	$0.962	$0.760	$0.968	$0.944	$0.828	$0.790
$1.098	$1.063	$0.962	$0.760	$0.968	$0.944	$0.828
—	—	—	—	—	—	—

$1.688	$1.492	$0.990	$1.356	$1.330	$1.217	$1.202
$1.751	$1.688	$1.492	$0.990	$1.356	$1.330	$1.217
—	—	—	—	—	—	—

25

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.885	$1.365	$1.180
Accumulation Unit Value at end of period	$2.040	$1.885	$1.365
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.354	$1.359	$1.257
Accumulation Unit Value at end of period	$1.386	$1.354	$1.359
Number of Accumulation Units outstanding at end of period	—	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.221	$1.264	$1.245
Accumulation Unit Value at end of period	$1.259	$1.221	$1.264
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO(Class 2)*
Accumulation Unit Value at beginning of period	$1.288	$0.956	$0.869
Accumulation Unit Value at end of period	$1.441	$1.288	$0.956
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.906	$1.476	$1.289
Accumulation Unit Value at end of period	$2.098	$1.906	$1.476
Number of Accumulation Units outstanding at end of period	192	192	194
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.526	$1.210	$1.049
Accumulation Unit Value at end of period	$1.632	$1.526	$1.210
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.692	$1.288	$1.105
Accumulation Unit Value at end of period	$1.839	$1.692	$1.288
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.276	$0.941	$0.800
Accumulation Unit Value at end of period	$1.408	$1.276	$0.941
Number of Accumulation Units outstanding at end of period	—	—	—
*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

26

2011	2010	2009	2008	2007	2006	2005

$1.380	$1.186	$0.929	$1.618	$1.356	$1.197	$—
$1.180	$1.380	$1.186	$0.929	$1.618	$1.356	$1.197
—	—	—	—	—	—	—

$1.246	$1.164	$0.980	$1.073	$1.032	$1.005	$—
$1.257	$1.246	$1.164	$0.980	$1.073	$1.032	$1.005
—	—	—	—	—	—	—

$1.193	$1.151	$1.109	$1.079	$1.029	$1.002	$—
$1.245	$1.193	$1.151	$1.109	$1.079	$1.029	$1.002
—	—	—	—	—	—	—

$0.971	$0.790	$0.575	$1.141	$0.986	$0.923	$0.869
$0.869	$0.971	$0.790	$0.575	$1.141	$0.986	$0.923
—	—	—	—	—	—	—

$1.344	$0.973	$0.873	$1.544	$1.335	$1.215	$1.056
$1.289	$1.344	$0.973	$0.873	$1.544	$1.335	$1.215
195	196	2,055	2,061	2,065	2,069	204

$1.057	$0.932	$0.728	$1.291	$1.293	$1.093	$—
$1.049	$1.057	$0.932	$0.728	$1.291	$1.293	$1.093
—	—	—	—	10,609	—	—

$1.105	$0.978	$0.781	$1.363	$1.236	$1.111	$—
$1.105	$1.105	$0.978	$0.781	$1.363	$1.236	$1.111
—	—	—	—	10,052	—	—

$0.795	$0.653	$0.455	$1.029	$0.849	$0.819	$0.764
$0.800	$0.795	$0.653	$0.455	$1.029	$0.849	$0.819
—	—	—	—	—	—	—

27

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.320	$1.014	$0.890
Accumulation Unit Value at end of period	$1.474	$1.320	$1.104
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.291	$1.337	$1.284
Accumulation Unit Value at end of period	$1.345	$1.291	$1.337
Number of Accumulation Units outstanding at end of period	—	—	6,525
FIDELITY VIP MID CAP PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$3.123	$2.331	$2.063
Accumulation Unit Value at end of period	$3.265	$3.123	$2.331
Number of Accumulation Units outstanding at end of period	1,059	1,064	4,208
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.949	$0.962	$0.976
Accumulation Unit Value at end of period	$0.936	$0.949	$0.962
Number of Accumulation Units outstanding at end of period	—	54	6,574
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.310	$0.985	$0.879
Accumulation Unit Value at end of period	$1.457	$1.310	$0.985
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.579	$1.211	$1.019
Accumulation Unit Value at end of period	$1.730	$1.579	$1.211
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.862	$1.451	$1.158
Accumulation Unit Value at end of period	$1.956	$1.862	$1.451
Number of Accumulation Units outstanding at end of period	—	—	—
MFS CORE EQUITY SERIES***
Accumulation Unit Value at beginning of period	$1.087	$0.819	$0.714
Accumulation Unit Value at end of period	$1.192	$1.087	$0.819
Number of Accumulation Units outstanding at end of period	—	—	—

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

** Effective April 24, 2015, the Fidelity VIP Value Leaders Portfolio (Class 2) merged into the Fidelity VIP Value Portfolio (Class 2).

***Effective March 27, 2015, the MFS Core Equity Series reorganized and merged into the MFS Core Equity Portfolio.

28

2011	2010	2009	2008	2007	2006	2005

$0.886	$0.795	$0.629	$1.015	$0.979	$0.860	$0.834
$0.890	$0.886	$0.795	$0.629	$1.015	$0.979	$0.860
—	382	390	401	409	417	426

$1.217	$1.147	$1.008	$1.058	$1.031	$1.004	$—
$1.284	$1.217	$1.147	$1.008	$1.058	$1.031	$1.004
6,536	6,546	—	—	12,317	—	—

$2.347	$1.800	$1.343	$2.256	$1.983	$1.789	$1.537
$2.063	$2.347	$1.800	$1.343	$2.256	$1.983	$1.789
4,235	4,530	4,564	4,536	4,554	10,581	1,427

$0.989	$—	$—	$—	$—	$—	$—
$0.976	$0.989	$—	$—	$—	$—	$—
6,633	6,693	—	—	—	—	—

$0.971	$0.800	$0.712	$1.308	$1.273	$1.124	$—
$0.879	$0.971	$0.800	$0.712	$1.308	$1.273	$1.124
—	—	4,909	4,918	4,926	4,933	—

$1.062	$0.916	$0.654	$1.242	$1.237	$1.096	$—
$1.019	$1.062	$0.916	$0.654	$1.242	$1.237	$1.096
—	—	—	—	—	—	—

$1.291	$1.036	$0.669	$1.392	$1.339	$1.170	$—
$1.158	$1.291	$1.036	$0.669	$1.392	$1.339	$1.170
—	—	—	—	—	4,503	—

$0.732	$0.633	$0.485	$0.808	$0.737	$0.657	$0.655
$0.714	$0.732	$0.633	$0.485	$0.808	$0.737	$0.657
—	—	—	—	—	—	—

29

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.027	$0.761	$0.658
Accumulation Unit Value at end of period	$1.104	$1.027	$0.761
Number of Accumulation Units outstanding at end of period	—	—	—
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.465	$1.125	$0.957
Accumulation Unit Value at end of period	$1.603	$1.465	$1.125
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.283	$0.983	$0.850
Accumulation Unit Value at end of period	$1.394	$1.283	$0.983
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$2.011	$1.572	$1.361
Accumulation Unit Value at end of period	$2.130	$2.011	$1.572
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.107	$0.985	$0.843
Accumulation Unit Value at end of period	$1.078	$1.107	$0.985
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.362	$1.380	$1.366
Accumulation Unit Value at end of period	$1.352	$1.362	$1.380
Number of Accumulation Units outstanding at end of period	—	—	—
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$2.651	$1.967	$1.752
Accumulation Unit Value at end of period	$2.958	$2.651	$1.967
Number of Accumulation Units outstanding at end of period	—	—	—

30

2011	2010	2009	2088	2007	2006	2005

$0.669	$0.588	$0.433	$0.702	$0.588	$0.552	$0.513
$0.658	$0.669	$0.588	$0.433	$0.702	$0.588	$0.552
—	—	—	—	—	—	—

$0.992	$0.906	$0.724	$1.097	$1.009	$0.905	$0.855
$0.957	$0.992	$0.906	$0.724	$1.097	$1.009	$0.905
—	—	—	—	—	—	—

$0.866	$0.758	$0.589	$0.934	$0.837	$0.768	$0.723
$0.850	$0.866	$0.758	$0.589	$0.934	$0.837	$0.768
—	—	—	—	—	—	—

$1.390	$1.240	$0.990	$1.571	$1.543	$$1.315	$1.283
$1.361	$1.390	$1.240	$0.990	$1.571	$1.543	$1.315
—	—	6,451	6,479	15,164	17,015	87

$0.981	$0.870	$0.578	$1.143	$1.026	$0.874	$0.763
$0.843	$0.981	$0.870	$0.578	$1.143	$1.026	$0.874
—	—	—	—	—	—	—

$1.363	$1.341	$1.255	$1.253	$1.205	$1.174	$1.170
$1.366	$1.363	$1.341	$1.255	$1.253	$1.205	$1.174
—	—	—	—	—	—	—

$1.799	$0.932	$0.991	$1.669	$1.440	$1.370	$1.211
$1.752	$1.799	$0.932	$0.991	$1.669	$1.440	$1.370
—	—	—	—	—	—	—

31

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.013	$9.645	$21.187
Accumulation Unit Value at end of period	$13.842	$13.013	$9.645
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$35.356	$27.403	$23.444
Accumulation Unit Value at end of period	$39.278	$35.356	$27.403
Number of Accumulation Units outstanding at end of period	898	833	757
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.899	$1.372	$1.153
Accumulation Unit Value at end of period	$2.237	$1.899	$1.372
Number of Accumulation Units outstanding at end of period	12,501	22,020	22,933
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.781	$2.749	$2.180
Accumulation Unit Value at end of period	$3.138	$2.781	$2.749
Number of Accumulation Units outstanding at end of period	17,646	25,040	23,341
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.627	$1.202	$1.072
Accumulation Unit Value at end of period	$1.639	$1.627	$1.202
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.804	$0.652	$0.596
Accumulation Unit Value at end of period	$0.879	$0.804	$0.652
Number of Accumulation Units outstanding at end of period	9,802	9,993	10,094
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.330	$1.220	$1.196
Accumulation Unit Value at end of period	$1.579	$1.330	$1.220
Number of Accumulation Units outstanding at end of period	19,851	19,129	20,986

32

2011	2010	2009	2008	2007	2006	2005

$0.991	$0.857	$0.579	$1.133	$1.026	$0.897	$0.823
$21.187	$0.991	$0.857	$0.579	$1.133	$1.026	$0.897
286	6,763	7,032	8,328	7,493	7,826	—

$0.545	$0.502	$0.340	$1.002	$1.308	$1.141	$1.094
$23.444	$0.545	$0.502	$0.340	$1.002	$1.308	$1.141
664	25,179	—	—	—	—	—

$1.126	$1.083	$0.864	$1.230	$1.117	$1.077	$1.012
$1.153	$1.126	$1.083	$0.864	$1.230	$1.117	$1.077
18,531	18,494	11,815	11,824	11,824	11,824	70,846

$2.368	$2.026	$1.580	$2.899	$3.118	$2.220	$1.974
$2.180	$2.368	$2.026	$1.580	$2.899	$3.118	$2.220
27,590	37,879	37,741	38,371	37,227	29,492	32,901

$1.096	$0.866	$0.725	$1.073	$1.015	$0.903	$0.872
$1.072	$1.096	$0.866	$0.725	$1.073	$1.015	$0.903
—	—	—	—	—	—	—

$0.637	$0.936	$0.344	$0.630	$0.594	$0.546	$0.543
$0.596	$0.637	$0.936	$0.344	$0.630	$0.594	$0.546
1,063	1,066	1,068	—	—	—	—

$1.043	$1.000	$0.880	$1.322	$1.113	$0.901	$0.783
$1.196	$1.043	$1.000	$0.880	$1.322	$1.113	$0.901
17,082	17,570	81,322	79,297	64,791	64,791	38,674

33

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.237	$1.090	$1.042
Accumulation Unit Value at end of period	$1.333	$1.237	$1.090
Number of Accumulation Units outstanding at end of period	16,547	17,217	17,864
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.090	$0.820	$0.758
Accumulation Unit Value at end of period	$1.191	$1.090	$0.820
Number of Accumulation Units outstanding at end of period	47,282	132,178	159,513
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.111	$0.868	$0.785
Accumulation Unit Value at end of period	$1.230	$1.111	$0.868
Number of Accumulation Units outstanding at end of period	8,485	123,930	123,961
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.443	$1.084	$0.931
Accumulation Unit Value at end of period	$1.617	$1.443	$1.084
Number of Accumulation Units outstanding at end of period	43,941	46,744	49,612
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.489	$1.114	$0.973
Accumulation Unit Value at end of period	$1.584	$1.489	$1.114
Number of Accumulation Units outstanding at end of period	13,425	142,048	146,900
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.413	$1.068	$0.965
Accumulation Unit Value at end of period	$1.397	$1.413	$1.068
Number of Accumulation Units outstanding at end of period	14,323	93,987	97,871
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.446	$1.207	$1.079
Accumulation Unit Value at end of period	$1.480	$1.446	$1.207
Number of Accumulation Units outstanding at end of period	6,179	6,185	6,191

.

34

2011	2010	2009	2008	2007	2006	2005

$1.058	$0.974	$0.765	$1.139	$1.030	$0.998	$0.935
$1.042	$1.058	$0.974	$0.765	$1.139	$1.030	$0.998
17,938	18,107	11,253	11,276	15,599	16,019	18,005

$0.772	$0.692	$0.476	$0.898	$0.760	$0.734	$0.666
$0.758	$0.772	$0.692	$0.476	$0.898	$0.760	$0.734
219,783	240,934	275,520	309,155	320,903	355,221	306,715

$0.748	$0.677	$0.520	$0.873	$0.805	$0.748	$0.734
$0.785	$0.748	$0.677	$0.520	$0.873	$0.805	$0.748
123,944	132,202	132,263	132,342	132,341	132,254	156,879

$0.948	$0.854	$0.568	$1.051	$0.799	$0.681	$0.604
$0.931	$0.948	$0.854	$0.568	$1.051	$0.799	$0.681
50,718	52,105	41,362	43,364	43,617	36,993	42,891

$1.078	$0.917	$0.614	$1.497	$1.156	$1.066	$0.985
$0.973	$1.078	$0.917	$0.614	$1.497	$1.156	$1.066
205,704	203,579	204,943	195,644	171,772	130,066	78,946

$1.012	$0.820	$0.573	$1.089	$0.943	$0.798	$0.694
$0.965	$1.012	$0.820	$0.573	$1.089	$0.943	$0.798
186,313	185,948	154,085	155,183	140,024	92,161	44,448

$1.046	$0.923	$0.751	$0.957	$0.935	$0.821	$0.784
$1.079	$1.046	$0.923	$0.751	$0.957	$0.935	$0.821
30,203	52,026	25,577	27,426	13,570	15,098	15,699

35

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.046	$1.943	$1.720
Accumulation Unit Value at end of period	$2.069	$2.046	$1.943
Number of Accumulation Units outstanding at end of period	23,558	24,752	125,916
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.861	$1.349	$1.168
Accumulation Unit Value at end of period	$2.011	$1.861	$1.349
Number of Accumulation Units outstanding at end of period	14,866	16,256	17,163
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.337	$1.344	$1.244
Accumulation Unit Value at end of period	$1.366	$1.337	$1.344
Number of Accumulation Units outstanding at end of period	14,373	40,353	40,353
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.205	$1.249	$1.232
Accumulation Unit Value at end of period	$1.241	$1.205	$1.249
Number of Accumulation Units outstanding at end of period	—	—	—
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$1.264	$0.939	$0.855
Accumulation Unit Value at end of period	$1.411	$1.264	$0.939
Number of Accumulation Units outstanding at end of period	476	480	485
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.867	$1.448	$1.266
Accumulation Unit Value at end of period	$2.053	$1.867	$1.448
Number of Accumulation Units outstanding at end of period	130,291	280,709	292,026
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.506	$1.197	$1.038
Accumulation Unit Value at end of period	$1.609	$1.506	$1.197
Number of Accumulation Units outstanding at end of period	18,865	18,983	19,467
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.670	$1.273	$1.094
Accumulation Unit Value at end of period	$1.813	$1.670	$1.273
Number of Accumulation Units outstanding at end of period	527	529	532
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.250	$0.923	$0.786
Accumulation Unit Value at end of period	$1.378	$1.250	$0.923
Number of Accumulation Units outstanding at end of period	11,225	11,918	13,842

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

36

2011	2010	2009	2008	2007	2006	2005

$1.661	$1.463	$0.977	$1.341	$1.317	$1.207	$1.194
$1.720	$1.661	$1.463	$0.977	$1.341	$1.317	$1.207
165,577	119,860	107,657	114,697	152,778	136,048	128,364

$1.368	$1.153	$0.924	$1.612	$1.352	$1.195	$—
$1.168	$1.368	$1.153	$0.924	$1.612	$1.352	$1.195
25,252	37,423	15,614	14,556	14,994	16,530	—

$1.235	$1.156	$0.975	$1.068	$1.030	$1.004	$—
$1.244	$1.235	$1.156	$0.975	$1.068	$1.030	$1.004
65,790	75,421	66,430	69,042	43,340	3,564	3,311

$1.183	$1.143	$1.103	$1.074	$1.027	$1.001	$—
$1.232	$1.183	$1.143	$1.103	$1.074	$1.027	$1.001
—	—	—	—	—	—	—

$0.957	$0.878	$0.568	$1.129	$0.978	$0.917	$0.864
$0.855	$0.957	$0.878	$0.568	$1.129	$0.978	$0.917
491	1,233	1,139	1,001	—	—	—

$1.323	$1.149	$0.861	$1.527	$1.322	$1.205	$1.049
$1.266	$1.323	$1.149	$0.861	$1.527	$1.322	$1.205
304,743	379,514	388,621	415,152	391,862	336,851	317,144

$1.048	$0.905	$0.724	$1.286	$1.290	$1.092	$—
$1.038	$1.048	$0.905	$0.724	$1.286	$1.290	$1.092
46,537	55,019	21,153	44,134	56,441	31,817	—

$1.096	$1.000	$0.777	$1.358	$1.233	$1.110	$—
$1.094	$1.096	$1.000	$0.777	$1.358	$1.233	$1.110
3,401	12,348	12,351	12,354	8,410	3,768	1,086

$0.783	$0.644	$0.449	$1.017	$0.841	$0.812	$0.759
$0.786	$0.783	$0.644	$0.449	$1.017	$0.841	$0.812
75,259	99,223	103,827	110,330	78,302	90,442	89,146

37

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.293	$0.995	$0.874
Accumulation Unit Value at end of period	$1.442	$1.293	$0.995
Number of Accumulation Units outstanding at end of period	89,027	329,158	334,918
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.275	$1.322	$1.271
Accumulation Unit Value at end of period	$1.326	$1.275	$1.322
Number of Accumulation Units outstanding at end of period	388	411	433
FIDELITY VIP MID CAP PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$3.063	$2.290	$2.030
Accumulation Unit Value at end of period	$3.198	$3.063	$2.290
Number of Accumulation Units outstanding at end of period	56,252	86,291	90,510
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.944	$0.958	$0.973
Accumulation Unit Value at end of period	$0.929	$0.944	$0.958
Number of Accumulation Units outstanding at end of period	89,325	166,163	161,951
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.293	$0.974	$0.870
Accumulation Unit Value at end of period	$1.436	$1.293	$0.974
Number of Accumulation Units outstanding at end of period	7,032	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.559	$1.198	$1.009
Accumulation Unit Value at end of period	$1.705	$1.559	$1.198
Number of Accumulation Units outstanding at end of period	—	14,278	14,278
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.838	$1.434	$1.146
Accumulation Unit Value at end of period	$1.928	$1.838	$1.434
Number of Accumulation Units outstanding at end of period	21,118	22,096	22,238
MFS CORE EQUITY SERIES***
Accumulation Unit Value at beginning of period	$1.065	$0.803	$0.702
Accumulation Unit Value at end of period	$1.166	$1.065	$0.803
Number of Accumulation Units outstanding at end of period	—	109,883	109,883

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

** Effective April 24, 2015, the Fidelity VIP Value Leaders Portfolio (Class 2) merged into the Fidelity VIP Value Portfolio (Class 2).

***Effective March 27, 2015, the MFS Core Equity Series reorganized and merged into the MFS Core Equity Portfolio.

38

2011	2010	2009	2008	2007	2006	2005

$0.872	$0.772	$0.621	$1.004	$0.969	$0.853	$0.828
$0.874	$0.872	$0.772	$0.621	$1.004	$0.969	$0.853
458,007	507,813	565,182	685,244	779,986	584,829	448,681

$1.206	$1.139	$1.002	$1.054	$1.029	$1.003	$—
$1.271	$1.206	$1.139	$1.002	$1.054	$1.029	$1.003
48,887	31,130	21,722	20,544	21,164	13,022	—

$2.313	$1.827	$1.328	$2.233	$1.966	$1.777	$1.529
$2.030	$2.313	$1.827	$1.328	$2.233	$1.966	$1.777
105,845	151,737	154,229	156,717	129,506	99,328	122,264

$0.988	$—	$—	$—	$—	$—	$—
$0.973	$0.988	$—	$—	$—	$—	$—
247,899	422,646	—	—	—	—	—

$0.963	$0.891	$0.708	$1.303	$1.270	$1.123	$—
$0.870	$0.963	$0.891	$0.708	$1.303	$1.270	$1.123
—	—	—	—	—	—	—

$1.053	$0.931	$0.650	$1.237	$1.234	$1.095	$—
$1.009	$1.053	$0.931	$0.650	$1.237	$1.234	$1.095
20,053	29,315	29,315	29,314	34,795	12,615	—

$1.280	$1.029	$0.664	$1.386	$1.335	$1.169	$—
$1.146	$1.280	$1.029	$0.664	$1.386	$1.335	$1.169
32,496	32,589	34,360	36,714	25,435	12,582	—

$0.720	$0.627	$0.479	$0.799	$0.730	$0.652	$0.651
$0.702	$0.720	$0.627	$0.479	$0.799	$0.730	$0.652
109,883	109,883	109,883	109,896	118,992	120,485	122,159

39

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.012	$0.751	$0.650
Accumulation Unit Value at end of period	$1.086	$1.012	$0.751
Number of Accumulation Units outstanding at end of period	57,758	173,505	204,734
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.435	$1.104	$0.941
Accumulation Unit Value at end of period	$1.569	$1.435	$1.104
Number of Accumulation Units outstanding at end of period	—	—	—
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.261	$0.968	$0.839
Accumulation Unit Value at end of period	$1.369	$1.261	$0.968
Number of Accumulation Units outstanding at end of period	—	—	25,506
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.971	$1.543	$1.338
Accumulation Unit Value at end of period	$2.083	$1.971	$1.543
Number of Accumulation Units outstanding at end of period	53,931	185,394	192,802
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.085	$0.966	$0.829
Accumulation Unit Value at end of period	$1.055	$1.085	$0.966
Number of Accumulation Units outstanding at end of period	44,264	53,762	52,374
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.335	$1.354	$1.342
Accumulation Unit Value at end of period	$1.323	$1.335	$1.354
Number of Accumulation Units outstanding at end of period	61,377	97,797	89,837
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$2.598	$1.930	$1.721
Accumulation Unit Value at end of period	$2.893	$2.598	$1.930
Number of Accumulation Units outstanding at end of period	6,460	69,379	69,384

40

2011	2010	2009	2008	2007	2006	2005

$0.662	$0.583	$0.430	$0.698	$0.585	$0.551	$0.512
$0.650	$0.662	$0.583	$0.430	$0.698	$0.585	$0.551
205,305	208,786	230,644	240,234	240,340	340,891	340,956

$0.977	$0.909	$0.714	$1.084	$0.999	$0.898	$0.849
$0.941	$0.977	$0.909	$0.714	$1.084	$0.999	$0.898
10,819	10,827	10,835	10,845	18,096	17,090	64,966

$0.856	$0.731	$0.583	$0.927	$0.832	$0.765	$0.720
$0.839	$0.856	$0.731	$0.583	$0.927	$0.832	$0.765
25,506	25,506	25,506	25,506	25,529	25,529	25,529

$1.368	$1.208	$0.977	$1.553	$1.528	$1.304	$1.274
$1.338	$1.368	$1.208	$0.977	$1.553	$1.528	$1.304
336,412	384,287	375,426	384,340	359,532	278,567	254,440

$0.965	$0.857	$0.571	$1.130	$1.016	$0.866	$0.758
$0.829	$0.965	$0.857	$0.571	$1.130	$1.016	$0.866
68,890	121,893	184,015	231,586	457,909	157,264	110,632

$1.342	$1.322	$1.239	$1.239	$1.193	$1.164	$1.162
$1.342	$1.342	$1.322	$1.239	$1.239	$1.193	$1.164
146,001	146,697	144,730	135,608	180,482	115,102	87,200

$1.771	$1.404	$0.979	$1.650	$1.426	$1.358	$1.202
$1.721	$1.771	$1.404	$0.979	$1.650	$1.426	$1.358
69,391	81,971	82,585	80,931	82,003	92,809	95,382

41

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
INVESCO V.I. MID CAP GROWTH FUND
Accumulation Unit Value at beginning of period	$13.070	$9.664	$21.227
Accumulation Unit Value at end of period	$13.938	$13.070	$9.664
Number of Accumulation Units outstanding at end of period	—	—	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Accumulation Unit Value at beginning of period	$35.601	$27.524	$23.488
Accumulation Unit Value at end of period	$39.649	$35.601	$27.524
Number of Accumulation Units outstanding at end of period	—	193	285
INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.960	$1.413	$1.184
Accumulation Unit Value at end of period	$2.316	$1.960	$1.413
Number of Accumulation Units outstanding at end of period	21,531	21,531	21,532
INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.871	$2.832	$2.239
Accumulation Unit Value at end of period	$3.248	$2.871	$2.832
Number of Accumulation Units outstanding at end of period	7,872	7,876	11,264
INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.679	$1.238	$1.101
Accumulation Unit Value at end of period	$1.697	$1.679	$1.238
Number of Accumulation Units outstanding at end of period	—	—	943
INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.830	$0.672	$0.612
Accumulation Unit Value at end of period	$0.910	$0.830	$0.672
Number of Accumulation Units outstanding at end of period	45,196	45,203	45,213
INVESCO V.I. MANAGED VOLATILITY FUND
Accumulation Unit Value at beginning of period	$1.373	$1.256	$1.229
Accumulation Unit Value at end of period	$1.635	$1.373	$1.256
Number of Accumulation Units outstanding at end of period	13,073	23,064	29,690

42

2011	2010	2009	2008	2007	2006	2005

$1.015	$0.824	$0.591	$1.153	$1.041	$0.908	$0.831
$—	$1.015	$0.824	$0.591	$1.153	$1.041	$0.908
—	—	17,091	32,710	27,012	27,058	27,745

$0.559	$0.538	$0.408	$1.019	$1.327	$1.155	$1.104
$—	$0.559	$0.538	$0.408	$1.019	$1.327	$1.155
—	12,199	12,864	10,817	10,314	10,395	10,348

$1.154	$1.122	$0.881	$1.251	$1.133	$1.090	$1.021
$1.184	$1.154	$1.122	$0.881	$1.251	$1.133	$1.090
21,534	41,328	41,336	41,866	43,327	43,330	42,645

$2.426	$2.092	$1.611	$2.949	$3.163	$2.247	$1.993
$2.239	$2.426	$2.092	$1.611	$2.949	$3.163	$2.247
11,151	11,030	10,897	49,991	46,927	172,023	101,705

$1.124	$0.944	$0.740	$1.091	$1.029	$0.914	$0.880
$1.101	$1.124	$0.944	$0.740	$1.091	$1.029	$0.914
1,734	1,117	1,059	1,196	1,200	1,164	1,221

$0.653	$0.544	$0.351	$0.641	$0.603	$0.553	$0.548
$0.612	$0.653	$0.544	$0.351	$0.641	$0.603	$0.553
45,224	54,322	354,875	53,115	66,829	66,851	85,346

$1.069	$1.019	$0.898	$1.344	$1.129	$0.912	$0.791
$1.229	$1.069	$1.019	$0.898	$1.344	$1.129	$0.912
25,377	26,271	51,342	151,593	350,742	324,785	416,711

43

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.280	$1.125	$1.073
Accumulation Unit Value at end of period	$1.383	$1.280	$1.125
Number of Accumulation Units outstanding at end of period	7,871	18,573	21,778
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.128	$0.846	$0.780
Accumulation Unit Value at end of period	$1.236	$1.128	$0.846
Number of Accumulation Units outstanding at end of period	48,942	69,491	98,463
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.149	$0.896	$0.808
Accumulation Unit Value at end of period	$1.276	$1.149	$0.896
Number of Accumulation Units outstanding at end of period	29,661	39,302	41,132
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$1.494	$1.119	$0.959
Accumulation Unit Value at end of period	$1.677	$1.494	$1.119
Number of Accumulation Units outstanding at end of period	25,731	29,737	52,156
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.541	$1.150	$1.002
Accumulation Unit Value at end of period	$1.643	$1.541	$1.150
Number of Accumulation Units outstanding at end of period	34,564	57,914	39,127
ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.462	$1.103	$0.993
Accumulation Unit Value at end of period	$1.449	$1.462	$1.103
Number of Accumulation Units outstanding at end of period	8,247	29,769	14,665
FEDERATED MANAGED VOLATILITY FUND II
Accumulation Unit Value at beginning of period	$1.497	$1.246	$1.111
Accumulation Unit Value at end of period	$1.535	$1.497	$1.246
Number of Accumulation Units outstanding at end of period	730	6,115	14,972

44

2011	2010	2009	2008	2007	2006	2005

$1.087	$0.998	$0.782	$1.161	$1.047	$1.013	$0.946
$1.073	$1.087	$0.998	$0.782	$1.161	$1.047	$1.013
30,637	118,246	64,752	222,742	230,733	208,028	193,205

$0.793	$0.709	$0.487	$0.915	$0.773	$0.745	$0.674
$0.780	$0.793	$0.709	$0.487	$0.915	$0.773	$0.745
102,088	150,589	154,934	180,321	186,513	118,427	113,340

$0.769	$0.694	$0.534	$0.890	$0.819	$0.759	$0.743
$0.808	$0.769	$0.694	$0.534	$0.890	$0.198	$0.759
132,253	199,373	230,875	255,355	207,425	82,838	65,164

$0.974	$0.865	$0.580	$1.071	$0.813	$0.691	$0.611
$0.959	$0.974	$0.865	$0.580	$1.071	$0.813	$0.691
101,031	140,726	391,435	200,672	460,069	62,771	33,529

$1.107	$0.939	$0.627	$1.526	$1.175	$1.081	$0.997
$1.002	$1.107	$0.939	$0.627	$1.526	$1.175	$1.081
155,198	171,350	450,494	270,716	187,265	168,467	148,090

$1.039	$0.840	$0.585	$1.110	$0.959	$0.810	$0.702
$0.993	$1.039	$0.840	$0.585	$1.110	$0.959	$0.810
40,672	222,822	42,964	75,573	316,385	319,485	128,555

$1.075	$0.873	$0.767	$0.976	$0.951	$0.833	$0.794
$1.111	$1.075	$0.873	$0.767	$0.976	$0.951	$0.833
32,319	36,097	4,580	87,238	87,245	87,251	87,259

45

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$2.118	$2.005	$1.771
Accumulation Unit Value at end of period	$2.147	$2.118	$2.005
Number of Accumulation Units outstanding at end of period	30,851	33,707	46,992
FEDERATED KAUFMANN FUND II – Primary Shares*
Accumulation Unit Value at beginning of period	$1.902	$1.375	$1.188
Accumulation Unit Value at end of period	$2.060	$1.902	$1.375
Number of Accumulation Units outstanding at end of period	—	—	1,342
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.366	$1.370	$1.265
Accumulation Unit Value at end of period	$1.400	$1.366	$1.370
Number of Accumulation Units outstanding at end of period	3,691	3,707	12,183
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.231	$1.274	$1.253
Accumulation Unit Value at end of period	$1.272	$1.231	$1.274
Number of Accumulation Units outstanding at end of period	4,947	4,960	9,059
FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$1.305	$0.967	$0.879
Accumulation Unit Value at end of period	$1.461	$1.305	$0.967
Number of Accumulation Units outstanding at end of period	26,779	26,782	26,786
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.932	$1.495	$1.304
Accumulation Unit Value at end of period	$2.130	$1.932	$1.495
Number of Accumulation Units outstanding at end of period	51,169	115,813	121,840
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.539	$1.220	$1.056
Accumulation Unit Value at end of period	$1.648	$1.539	$1.220
Number of Accumulation Units outstanding at end of period	19,811	32,815	42,228
FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.707	$1.298	$1.112
Accumulation Unit Value at end of period	$1.857	$1.707	$1.298
Number of Accumulation Units outstanding at end of period	32,351	32,385	32,470
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.294	$0.953	$0.809
Accumulation Unit Value at end of period	$1.430	$1.294	$0.953
Number of Accumulation Units outstanding at end of period	2,003	2,008	19,619

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

46

2011	2010	2009	2008	2007	2006	2005
$1.706	$1.507	$0.999	$1.367	$1.339	$1.224	$1.208
$1.771	$1.706	$1.507	$0.999	$1.367	$1.339	$1.224
50,986	260,195	645,046	118,242	124,144	131,936	137,120

$1.388	$1.140	$0.932	$1.622	$1.358	$1.198	$—
$1.188	$1.388	$1.140	$0.932	$1.622	$1.358	$1.198
5,435	7,529	6,143	6,966	25,670	2,672	—

$1.253	$1.176	$0.984	$1.075	$1.034	$1.006	$—
$1.265	$1.253	$1.176	$0.984	$1.075	$1.034	$1.006
27,906	165,549	34,190	17,571	—	—	—

$1.200	$1.172	$1.113	$1.081	$1.031	$1.003	$—
$1.253	$1.200	$1.172	$1.113	$1.081	$1.031	$1.003
9,077	13,963	28,933	190,472	25,080	4,167	—

$0.980	$0.778	$0.579	$1.148	$0.992	$0.928	$0.872
$0.879	$0.980	$0.778	$0.579	$1.148	$0.992	$0.928
26,789	26,794	26,798	26,803	33,859	36,164	36,177

$1.359	$1.177	$0.880	$1.557	$1.344	$1.222	$1.061
$1.304	$1.359	$1.177	$0.880	$1.557	$1.344	$1.222
196,979	242,172	300,392	382,720	404,775	338,141	231,448

$1.063	$0.931	$0.731	$1.294	$1.295	$1.094	$—
$1.056	$1.063	$0.931	$0.731	$1.294	$1.295	$1.094
43,885	56,438	58,252	131,125	122,034	79,449	—

$1.111	$0.983	$0.784	$1.367	$1.238	$1.111	$—
$1.112	$1.111	$0.983	$0.784	$1.367	$1.238	$1.111
41,512	42,147	44,851	44,722	17,318	—	—

$0.804	$0.660	$0.459	$1.037	$0.855	$0.824	$0.768
$0.809	$0.804	$0.660	$0.459	$1.037	$0.855	$0.824
19,627	19,640	19,655	19,679	64,073	13,133	13,146

47

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.338	$1.028	$0.900
Accumulation Unit Value at end of period	$1.496	$1.338	$1.028
Number of Accumulation Units outstanding at end of period	200,855	238,942	218,287
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.303	$1.348	$1.293
Accumulation Unit Value at end of period	$1.358	$1.303	$1.348
Number of Accumulation Units outstanding at end of period	6,359	6,380	6,758
FIDELITY VIP MID CAP PORTFOLIO (Class 2)*
Accumulation Unit Value at beginning of period	$3.163	$2.358	$2.086
Accumulation Unit Value at end of period	$3.311	$3.163	$2,358
Number of Accumulation Units outstanding at end of period	58,369	103,118	133,174
FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.953	$0.965	$0.978
Accumulation Unit Value at end of period	$0.940	$0.953	$0.965
Number of Accumulation Units outstanding at end of period	255,959	462,539	758,321
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.321	$0.993	$0.885
Accumulation Unit Value at end of period	$1.471	$1.321	$0.993
Number of Accumulation Units outstanding at end of period	9,644	17,822	35,117
FIDELITY VIP VALUE PORTFOLIO (Class 2)**
Accumulation Unit Value at beginning of period	$1.593	$1.221	$1.026
Accumulation Unit Value at end of period	$1.747	$1.593	$1.221
Number of Accumulation Units outstanding at end of period	32,669	32,669	32,669
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.878	$1.462	$1.165
Accumulation Unit Value at end of period	$1.975	$1.878	$1.462
Number of Accumulation Units outstanding at end of period	6,744	9,514	10,747
MFS CORE EQUITY SERIES***
Accumulation Unit Value at beginning of period	$1.102	$0.829	$0.723
Accumulation Unit Value at end of period	$1.210	$1.102	$0.829
Number of Accumulation Units outstanding at end of period	—	1,433	1,530

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2)

** Effective April 24, 2015, the Fidelity VIP Value Leaders Portfolio (Class 2) merged into the Fidelity VIP Value Portfolio (Class 2)

***Effective March 27, 2015, the MFS Core Equity Series reorganized and merged into the MFS Core Equity Portfolio

48

2011	2010	2009	2008	2007	2006	2005

$0.896	$0.791	$0.634	$1.023	$0.986	$0.865	$0.838
$0.900	$0.896	$0.791	$0.634	$1.023	$0.986	$0.865
255,237	347,311	401,565	502,603	477,810	453,254	354,889

$1.224	$1.153	$1.011	$1.061	$1.033	$1.005	$—
$1.293	$1.224	$1.153	$1.011	$1.061	$1.033	$1.005
22,473	180,575	26,721	17,099	—	—	—

$2.370	$1.868	$1.354	$2.271	$1.995	$1.798	$1.543
$2.086	$2.370	$1.868	$1.354	$2.271	$1.995	$1.798
169,704	286,296	292,554	289,201	411,957	524,028	477,281

$0.990	$—	$—	$—	$—	$—	$—
$0.978	$0.990	$—	$—	$—	$—	$—
490,629	562,606	—	—	—	—	—

$0.977	$0.914	$0.714	$1.311	$1.275	$1.124	$—
$0.885	$0.977	$0.914	$0.714	$1.311	$1.275	$1.124
35,225	35,501	35,385	35,437	30,022	20,444	—

$1.068	$0.932	$0.656	$1.245	$1.239	$1.097	$—
$1.026	$1.068	$0.932	$0.656	$1.245	$1.239	$1.097
40,324	40,966	44,247	52,537	—	—	—

$1.298	$1.041	$0.671	$1.395	$1.341	$1.171	$—
$1.165	$1.298	$1.041	$0.671	$1.395	$1.341	$1.171
40,212	44,957	148,653	59,240	110,467	—	—

$0.740	$0.634	$0.489	$0.814	$0.742	$0.661	$0.658
$0.723	$0.740	$0.634	$0.489	$0.814	$0.742	$0.661
40,991	41,067	41,054	41,023	41,019	40,558	40,839

49

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2014	2013	2012
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$1.042	$0.771	$0.666
Accumulation Unit Value at end of period	$1.120	$1.042	$0.771
Number of Accumulation Units outstanding at end of period	18,308	30,745	31,300
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$1.485	$1.139	$0.969
Accumulation Unit Value at end of period	$1.627	$1.485	$1.139
Number of Accumulation Units outstanding at end of period	58,678	59,933	69,431
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$1.301	$0.996	$0.861
Accumulation Unit Value at end of period	$1.415	$1.301	$0.996
Number of Accumulation Units outstanding at end of period	279	280	282
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$2.039	$1.593	$1.377
Accumulation Unit Value at end of period	$2.162	$2.039	$1.593
Number of Accumulation Units outstanding at end of period	152,263	225,915	284,455
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$1.123	$0.997	$0.853
Accumulation Unit Value at end of period	$1.095	$1.123	$0.997
Number of Accumulation Units outstanding at end of period	32,310	54,948	120,019
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.381	$1.398	$1.382
Accumulation Unit Value at end of period	$1.372	$1.381	$1.398
Number of Accumulation Units outstanding at end of period	27,600	24,736	30,070
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$2.689	$1.993	$1.772
Accumulation Unit Value at end of period	$3.002	$2.689	$1.993
Number of Accumulation Units outstanding at end of period	1,535	1,541	1,548

50

2011	2010	2009	2008	2007	2006	2005

$0.677	$0.594	$0.437	$0.708	$0.592	$0.556	$0.516
$0.666	$0.677	$0.594	$0.437	$0.708	$0.592	$0.556
33,461	61,724	61,305	79,217	79,829	64,494	57,341

$1.003	$0.905	$0.730	$1.106	$1.016	$0.910	$0.859
$0.969	$1.003	$0.905	$0.730	$1.106	$1.016	$0.910
70,771	72,250	73,583	74,295	53,371	86,842	87,399

$0.876	$0.765	$0.594	$0.942	$0.843	$0.773	$0.726
$0.861	$0.876	$0.765	$0.594	$0.942	$0.843	$0.773
284	286	288	31,862	31,861	31,861	31,861

$1.405	$1.238	$0.998	$1.583	$1.553	$1.323	$1.289
$1.377	$1.405	$1.238	$0.998	$1.583	$1.553	$1.323
337,909	462,256	406,245	574,441	560,065	437,007	295,474

$0.992	$0.878	$0.584	$1.152	$1.033	$0.879	$0.767
$0.853	$0.992	$0.878	$0.584	$1.152	$1.033	$0.879
119,685	200,294	451,618	217,063	230,749	133,221	27,598

$1.378	$1.360	$1.266	$1.263	$1.213	$1.181	$1.176
$1.382	$1.378	$1.360	$1.266	$1.263	$1.213	$1.181
36,089	48,557	46,322	411,468	70,150	68,638	72,832

$1.819	$1.417	$1.000	$1.682	$1.450	$1.378	$1.217
$1.772	$1.819	$1.417	$1.000	$1.682	$1.450	$1.378
2,288	101,562	11,720	12,344	31,569	23,684	26,790

51

CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.

In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you (except for Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section) are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 27, 2015 and Thursday, December 24, 2015 in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our Home Office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574.

You have a “free look” period during which you can return the Contract to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted there from or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue, or thirty-five (35) day period after the Date of Issue for a Contract issued to a person age 60 or over in California. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, effective when such payments are received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. No Surrender Charges are assessed on refunds.

52

Allocation of Purchase Payments

After the end of the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Ways to Make Purchase Payments

You may make Purchase Payments by check drawn on a U.S. Bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” If you do not receive a billing statement, send your additional Purchase Payments (after the initial Purchase Payment) directly to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P. O. Box 4531, Houston, Texas 77210-4531. A “Proper Lockbox Payment” is defined as a Purchase Payment (1) accompanied by a billing notice; (2) in the exact amount of the Purchase Payment, as specified in the billing notice; and (3) for a contract that is in force and has not been surrendered. If an additional Purchase Payment is received at our lockbox that is not a Proper Lockbox Payment, the additional Purchase Payment and any accompanying material will be forwarded to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, which will cause a delay in the processing of the requested transaction for an in force contract. If the additional Purchase Payment is for a contract that is no longer in force, it will not be processed and will be returned to you.

If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•	collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);

•	pay surrender value;

•	provide benefits.

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

53

Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

•	add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•	divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

•	subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or may be made by calling us if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $1,000.

•	Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•	The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

54

When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•	When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•	When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•	When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

55

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

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Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your purchase payments are allocated;

•	initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574.

Special Programs

•	Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•

Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less

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than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•	Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•	Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•	Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still

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withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•	Administrative Charges

A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

The Administrative Charges compensate us for administering the Contract.

•	Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•	Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. This fee does not apply to funds in the Fixed Account.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees. Mortality and expense risk fees do not apply to funds in the Fixed Account.

•	Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•	Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

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Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•	If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•	A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 of your surrender request.

Surrender value is determined by:

•	multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•	adding any Accumulation Value in the Fixed Account; and

•	deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

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Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 701/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•	a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•	a convalescent care facility which

(1)	is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

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•	a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•	proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•	proof of continued disability; and

•	examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our Home Office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider cannot be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider;

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

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Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six (6) Contract Year period; or

(2)	the minimum guaranteed death benefit at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

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Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•	Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin no later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

•

Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1⁄2 or retires. If you

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have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

•	Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

•	Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•	Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•	Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

•	Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•	Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•	Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven (7) days of receipt of the request at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

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Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments. After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

b)	is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

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Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our Home Office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7947. The Libbie Shearn Moody Trust owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has an approximately 79% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or

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Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. If mail is addressed differently, there may be delays in the processing of requested transactions. The investment objectives of each Portfolio are stated below.

FUND: THE ALGER PORTFOLIOS CLASS I-2 SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
*Not available for investment for contracts issued on or after July 1, 2007.

FUND: FEDERATED INSURANCE SERIES ADVISER: FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED MANAGED VOLATILITY FUND II AND FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II Subadvised by: Federated Investment Management Company	seeks to achieve high current income and moderate capital appreciation
Federated Kaufmann Fund II – Primary Shares Subadvised by: Federated Global Investment Management Corp.	seeks capital appreciation

ADVISER: FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

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FUND: FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Money Market Portfolio subadvised by:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio * subadvised by:	seeks long-term growth of capital
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor’s 500SM Index (S&P 500®)
Subadvised by: Geode Capital Management FMR Co., Inc.
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

*Effective April 24, 2015, the Fidelity VIP Growth Strategies Portfolio (Class 2) merged into the Fidelity VIP Mid Cap Portfolio (Class 2).

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Subaccount investing in:	Investment objective:
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio *	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

* Effective April 24, 2015, the Fidelity VIP Value Leaders Portfolio (Class 2) merged into the Fidelity VIP Value Portfolio (Class 2).

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FUND: AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)* – SERIES I SHARES ADVISER: INVESCO ADVISERS, INC.
Subaccount investing in:	Investment objective:
Invesco V.I. Global Health Care Fund	seeks long-term capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Managed Volatility Fund*	seeks both capital appreciation and current income while managing portfolio volatility.
Invesco V.I. Mid Cap Growth Fund	to seek long-term capital growth
Invesco V.I. Diversified Dividend Fund	seeks to provide reasonable current income and long-term growth of income and capital
Invesco V.I. Technology Fund	seeks long-term capital growth
Invesco V.I. Global Real Estate Fund	seeks total return through growth of capital and current income.
Subadvisor(s): Invesco Canada Ltd.; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limitedand Invesco Asset Management Deutschland, GmbH.
*	Effective April 30, 2014, the Invesco V.I. Utilities Fund was renamed Invesco V.I. Managed Volatility Fund and it adopted a new investment objective.

FUND: MFS® VARIABLE INSURANCE TRUST (“VIT”) MFS® VARIABLE INSURANCE TRUST (“VIT II”) ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Portfolio (VIT II)**	seeks capital appreciation
MFS Growth Series (VIT)	seeks capital appreciation
MFS Research Series (VIT)	seeks capital appreciation
MFS Investors Trust Series (VIT)	seeks capital appreciation

**Effective March 27, 2015, MFS Core Equity Series (VIT) reorganized and merged into the MFS Core Equity Portfolio (VIT II).

                     T. ROWE PRICE

ADVISER:   T. ROWE PRICE ASSOCIATES, INC. IS RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

ADVISER:   T. ROWE PRICE ASSOCIATES, INC., ADVISER, AND T. ROWE PRICE INTERNATIONAL, INC. AND T. ROWE PRICE SINGAPORE PRIVATE LTD., SUB-ADVISERS, ARE RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE INTERNATIONAL SERIES, INC.

FUND:         T. ROWE PRICE EQUITY SERIES, INC.

Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide a high level of dividend income and long-term capital growth primarily through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

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FUND: T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies

*Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2014, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	$105,201
The Alger Fund	119,301
Fidelity Variable Insurance Products	959,265
Federated Insurance Series	54,941
MFS Variable Insurance Trust	23,632
T. Rowe Price	129,910

During 2015, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	.25%
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.15%

The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

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The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

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FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59 1⁄2;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

•	For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

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Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified limits;

•	distributions received prior to age 59 1⁄2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1⁄2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1⁄2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1⁄2.

❑	Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

❑	Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1⁄2, and separation from service, disability, or financial hardship:

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(a)	salary reduction contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

❑	Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

❑	Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59 1⁄2 (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

❑	Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70 1⁄2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

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Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

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INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.

The Subaccount investing in the Fidelity VIP Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

ANICO Financial Services, Inc. (“ANFS”), a subsidiary of American National Insurance Company, located at One Moody Plaza Suite 1423, Galveston, TX 77550, is the distributor and principal underwriter of the Contract. ANFS was organized under the laws of the State of Texas in 2010; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about ANFS is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999.

Sales of the Contracts

ANFS offers the Contracts through selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”). In order to satisfy the insurance regulations of the various states, such selling brokers usually maintain licensing as insurance agencies or include insurance agencies with which they are affiliated in the selling agreements. The selling brokers’ registered representatives are registered with FINRA and, as necessary, are licensed as insurance producers in the states in which they do business and are appointed by us.

On behalf of ANFS, we pay commissions associated with the promotion and sale of the Contracts to the selling brokers. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range

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of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; the selling broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $250,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2014, the actual fees paid ranged from $250 to $60,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

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FINANCIAL STATEMENTS

“The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574

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STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov. The table of contents for the Statement of Additional Information follows:

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A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

“American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574”

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Form 4879	Rev 5-15

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

ONE MOODY PLAZA, GALVESTON TEXAS 77550-7947

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2015

Registrant

American National Variable Annuity Separate Account

One Moody Plaza

Galveston, Texas 77550-7947

Depositor

American National Insurance Company

One Moody Plaza

Galveston, Texas 77550-7947

Principal Underwriter

ANICO Financial Services, Inc. (ANFS)

One Moody Plaza, Suite 1423

Galveston, Texas 77550-7947

Independent Registered Public Accounting Firm

KPMG LLP

811 Main Street, Suite 4500

Houston, Texas 77002

This Statement of Additional Information dated May 1, 2015 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2015 by calling 1-800-306-2959, or writing to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5-15

THE CONTRACT

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.5% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity of 120 monthly payments certain

1.	Annuity Unit value, beginning of period	$.980000

2.	Net investment factor for period	1.001046

3.	Daily adjustment for 2.5% assumed investment rate
		.999932^30 = .99796

4.	(2) x (3)	.99900

5.	Annuity Unit value, end of period (1) x (4)	$.97902

Illustration: Annuity Payments

Annuity of 120 monthly payments certain

1.	Number of Accumulation Units at Annuity Date	10,000.00
2.	Accumulation Unit value (10 days prior to date of first monthly payment)	$1.800000
3.	Accumulation Value of Contract (1) x (2)	$18,000.00
4.	First monthly annuity payment per $1,000 of net sum payable (assume equal to Accumulation Value)	$9.39
5.	First monthly annuity payment (3) x (4) / 1,000	$169.02
6.	Annuity Unit value (10 days prior to date of first monthly payment)	$.980000
7.	Number of Annuity Units (5) / (6)	172.469
8.	Assume Annuity Unit value for second month equal to	$.997000
9.	Second monthly annuity payment (7) x (8)	$171.95
10.	Assume Annuity Unit value for third month equal to	$.953000
11.	Third monthly annuity payment (7) x (10)	$164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025)30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National Insurance Company (“American National”) determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under
 Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70 1⁄2. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the Internal Revenue Service (“IRS”) currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers registered under federal securities laws and, as necessary, insurance agencies licensed under state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with ANICO Financial Services, Inc. (“ANFS”), one of our subsidiaries, ANFS acts as the principal underwriter for distribution of the Contracts. ANFS’s home office is located at One Moody Plaza, Suite 1423, Galveston, TX 77550. ANFS offers the Contracts through selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “1934 Act”) to sell the Contracts. The selling brokers sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and, as necessary, with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with their activities as a Principal Underwriter, ANFS is responsible for:

—	Distribution of the Contracts;

—	Compliance with the requirements of any applicable state broker-dealer regulations and the 1934 Act;

—	Keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 1934 Act; and

—	Training persons registered with ANFS

Pursuant to the Distribution Agreement and an Expense Sharing Agreement, we have agreed to provide ANFS service and facilities and to assume all expenses of ANFS in consideration of ANFS serving as principal underwriter for our variable products. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

WE PAID AGGREGATE COMMISSIONS OF $1,927,547 IN 2014, $1,955,524 IN 2013 TO ANFS, $1,455,701 IN 2012 TO SM&R (JANUARY – AUGUST) AND $626,024 TO ANFS (SEPTEMBER – DECEMBER) FOR THE SALE OF VARIABLE LIFE POLICIES AND VARIABLE ANNUITY CONTRACTS BY ITS REGISTERED REPRESENTATIVES AND THE SELLING BROKERS. SM&R DID NOT RETAIN ANY OF THESE COMMISSIONS. ANFS DID NOT RETAIN ANY OF THESE COMMISSIONS.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i)	if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii)	if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor’s 500®Composite Stock Price Index (“S&P 500®”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•	other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman- Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•	the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•	the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the Securities and Exchange Commission (“SEC”):

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise un-averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay surrenders;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other Separate Accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty (60) days advance written notice by any party;

•	by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•	by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•	by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•	upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•	by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•	by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•	by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•	by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•	by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•	upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one-hundred-eighty days advance written notice by any party;

•	at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•	at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•	at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•	if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•	upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•	at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•	at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•

at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•	by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger Portfolios Class I-2 Shares

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•	at American National’s option to the extent the shares of any Alger Portfolios are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•	at the option of the Alger Portfolios, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger Portfolios participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger Portfolios;

•	at American National’s option, upon the institution of formal proceedings against the Alger Portfolios by the SEC, FINRA, or any other regulatory body regarding the Alger Portfolios or the underwriter’s duties under the Alger Portfolios participation agreement or related to the sale of shares of the Alger Portfolios;

•	at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger Portfolios, provided American National gives the Alger Portfolios and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger Portfolios;

•	by the Alger Portfolios, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	by American National, upon a determination, by American National that the Alger Portfolios or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the Alger Portfolios participation agreement; or

•	upon assignment of the Alger Portfolios participation agreement, unless made with the written consent of the parties to the Alger Portfolios participation agreement.

Invesco Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six (6) months advance written notice by any party, with or without cause; or

•	Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related financial statement schedules I – V, and management’s assessment of the effectiveness of internal control over financial reporting as of December 31, 2014 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Additionally, the statement of net assets of the segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2014, and the related statement of operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger Balanced Portfolio – Class I-2, Alger Capital Appreciation Portfolio – Class I-2, Alger Growth & Income Portfolio – Class I-2, Alger Large Cap Growth Portfolio – Class I-2, Alger Mid Cap Growth Portfolio – Class I-2, Alger Small Cap Growth Portfolio – Class I-2, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Federated Managed Volatility Fund II, Federated Quality Bond Fund II – Primary Shares, Fidelity VIP Asset Manager Portfolio – Initial Class, Fidelity VIP Asset Manager Portfolio – Service Class 2, Fidelity VIP Asset Manager Growth Portfolio – Initial Class, Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Service Class 2, Fidelity VIP Equity-Income Portfolio – Initial Class, Fidelity VIP Equity-Income Portfolio – Service Class 2, Fidelity VIP Growth – Initial Class, Fidelity VIP Growth and Income – Initial Class, Fidelity VIP Growth and Income – Service Class 2, Fidelity VIP Growth Opportunities Portfolio – Initial Class, Fidelity VIP Growth Opportunities Portfolio – Service Class 2, Fidelity VIP Growth Strategies Portfolio – Service Class 2, Fidelity VIP High Income – Initial Class, Fidelity VIP Index 500 Portfolio – Initial Class, Fidelity VIP Index 500 Portfolio – Service Class 2, Fidelity VIP Investment Grade Bond Portfolio – Initial Class, Fidelity VIP Investment Grade Bond Portfolio – Service Class 2, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Service Class 2, Fidelity VIP Money Market Portfolio – Initial Class, Fidelity VIP Money Market Portfolio – Service Class 2, Fidelity VIP Overseas Portfolio – Initial Class, Fidelity VIP Value Leaders Portfolio – Service Class 2, Fidelity VIP Value Portfolio – Service Class 2, Fidelity VIP Value Strategies – Service Class 2, Invesco V.I. Diversified Dividend Fund – Series I, Invesco V.I. Global Health Care Fund – Series I, Invesco V.I. Global Real Estate Fund – Series I, Invesco V.I. Managed Volatility Fund – Series I, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. Small Cap Equity Fund – Series I, Invesco V.I. Technology Fund – Series I, Lazard Retirement Emerging Markets Portfolio, Lazard Retirement Small/Mid Cap Portfolio, MFS Core Equity Series – Initial Class, MFS Growth Series – Initial Class, MFS Investors Trust Series – Initial Class, MFS Research Series – Initial Class, T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio, T. Rowe Price Limited-Term Bond Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Van Eck VIP Emerging Markets Fund – Initial Class, and Van Eck VIP Global Hard Assets Fund – Initial Class segregated subaccounts of American National Variable Annuity Separate Account (the Account) as of December 31, 2014, and the related statement of operations for the year then ended, and the related statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years, or the lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2014, and the results of their operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years, or the lesser periods, in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Houston, Texas

April 28, 2015

American National Variable Annuity Separate Account

Statement of Net Assets

Year ended December 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	4,685	$14.48	$52	$68	$1.37	49,342
Alger Capital Appreciation Portfolio - Class I-2	326	71.35	21	23	1.55	14,959
Alger Growth & Income Portfolio - Class I-2	4,396	16.37	49	72	1.25	57,582
Alger Large Cap Growth Portfolio - Class I-2	2,189	58.75	89	129	1.25	102,944
Alger Mid Cap Growth Portfolio - Class I-2	20,305	19.82	301	402	1.62	247,862
Alger Small Cap Growth Portfolio - Class I-2	2,601	29.76	75	77	1.36	57,095
Federated Fund for U.S. Government Securities II	17,756	11.12	200	197	1.72	115,113
Federated High Income Bond Fund II - Primary Shares	54,020	6.91	339	373	2.14	174,632
Federated Kaufmann Fund II - Primary Shares	6,556	18.92	91	124	2.16	57,398
Federated Managed Volatility Fund II	6,732	10.53	60	71	1.54	46,049
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	14,769	19.15	194	283	1.80	156,961
Fidelity VIP Asset Manager Portfolio - Initial Class	16,551	17.15	243	284	1.96	144,598
Fidelity VIP Contrafund Portfolio - Initial Class	41,220	37.36	1,084	1,540	3.15	488,686
Fidelity VIP Growth Opportunities Portfolio - Initial Class	15,612	33.51	261	523	1.80	291,225
Fidelity VIP Index 500 Portfolio - Initial Class	5,478	208.12	736	1,140	2.28	501,137
Fidelity VIP Money Market Portfolio - Service Class 2	779,585	1.00	780	780	0.94	827,008
Lazard Retirement Emerging Markets Portfolio	7,482	19.96	131	149	3.37	44,312
Lazard Retirement Small/Mid Cap Portfolio	21,200	8.18	184	173	3.14	55,241
MFS Core Equity Series - Initial Class	7,494	26.01	104	195	2.14	91,235
MFS Growth Series - Initial Class	13,455	39.75	264	535	2.46	217,066
MFS Investors Trust Series - Initial Class	4,027	30.41	87	122	1.80	68,064
MFS Research Series - Initial Class	4,649	29.11	85	135	1.93	70,050
T. Rowe Price Equity Income Portfolio	12,964	30.02	251	389	2.52	154,629
T. Rowe Price International Stock Portfolio	9,119	15.26	100	139	1.56	89,079
T. Rowe Price Limited-Term Bond Portfolio	17,718	4.88	88	86	1.52	57,009
T. Rowe Price Mid-Cap Growth Portfolio	31,622	27.88	693	882	4.75	185,703
Van Eck VIP Emerging Markets Fund - Initial Class	17,321	12.95	150	224	3.14	71,376
Van Eck VIP Global Hard Assets Fund - Initial Class	929	25.37	27	24	2.85	8,261
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	8,766	19.15	112	168	2.62	64,021
Fidelity VIP Asset Manager Portfolio - Initial Class	4,387	17.15	64	75	2.92	25,791
Fidelity VIP Balanced Portfolio - Initial Class	612	16.93	10	10	1.76	5,881
Fidelity VIP Contrafund Portfolio - Initial Class	34,360	37.36	764	1,284	5.45	235,349
Fidelity VIP Equity-Income Portfolio - Initial Class	36,570	24.27	743	888	3.98	222,940

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

Year ended December 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Investrac Gold Variable Annuity
Fidelity VIP Growth - Initial Class	15,223	$63.48	$528	$966	$4.13	$234,262
Fidelity VIP Growth and Income - Initial Class	3,750	20.78	51	78	1.64	47,652
Fidelity VIP Growth Opportunities Portfolio - Initial Class	417	33.51	6	14	1.34	10,404
Fidelity VIP High Income - Initial Class	21,932	5.52	119	121	2.29	52,759
Fidelity VIP Index 500 Portfolio - Initial Class	7,614	208.12	1,028	1,585	4.83	328,409
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	1,200	12.79	16	15	2.49	6,156
Fidelity VIP Mid Cap Portfolio - Initial Class	17,758	37.68	498	669	4.98	134,394
Fidelity VIP Money Market Portfolio - Initial Class	1,120,205	1.00	1,120	1,120	1.35	832,181
Fidelity VIP Overseas Portfolio - Initial Class	8,673	18.70	136	162	2.14	75,774
T. Rowe Price Equity Income Portfolio	4,543	30.02	88	136	2.10	64,914
T. Rowe Price International Stock Portfolio	3,859	15.26	54	59	1.10	53,397
T. Rowe Price Mid-Cap Growth Portfolio	11,138	27.88	267	311	3.58	86,736
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	30,746	14.48	354	445	1.40	317,190
Alger Capital Appreciation Portfolio - Class I-2	10,030	71.35	521	716	1.70	420,417
Alger Growth & Income Portfolio - Class I-2	8,970	16.37	101	147	1.30	113,347
Alger Large Cap Growth Portfolio - Class I-2	6,661	58.75	295	391	1.25	312,001
Alger Mid Cap Growth Portfolio - Class I-2	11,468	19.82	149	227	1.67	136,287
Alger Small Cap Growth Portfolio - Class I-2	8,725	29.76	259	260	1.47	176,539
Federated Fund for U.S. Government Securities II	10,067	11.12	115	112	1.28	87,192
Federated High Income Bond Fund II - Primary Shares	93,974	6.91	641	649	2.18	298,047
Federated Kaufmann Fund II - Primary Shares	5,405	18.92	83	102	2.08	49,171
Federated Managed Volatility Fund II	25,871	10.53	242	272	1.56	174,827
Federated Quality Bond Fund II - Primary Shares	12,536	11.42	143	143	1.41	101,293
Fidelity VIP Contrafund Portfolio - Service Class 2	55,375	36.70	1,299	2,032	2.16	940,314
Fidelity VIP Equity-Income Portfolio - Service Class 2	31,119	23.83	626	742	1.66	445,630
Fidelity VIP Growth and Income - Service Class 2	14,869	20.43	206	304	1.88	161,986
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	16,204	33.20	271	538	1.45	370,812
Fidelity VIP Growth Strategies Portfolio - Service Class 2	24,095	13.79	203	332	1.48	224,322
Fidelity VIP Index 500 Portfolio - Service Class 2	5,462	206.02	764	1,125	1.52	740,964
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	20,296	12.51	257	254	1.37	185,163
Fidelity VIP Mid Cap Portfolio - Service Class 2	56,899	36.84	1,755	2,096	3.36	624,503
Fidelity VIP Money Market Portfolio - Service Class 2	492,631	1.00	493	493	0.94	521,326
Fidelity VIP Value Leaders Portfolio - Service Class 2	5,245	15.42	62	81	1.49	54,437
Fidelity VIP Value Portfolio - Service Class 2	9,710	15.89	106	154	1.76	87,477
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

Year ended December 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Wealthquest III Variable Annuity - No Rider
Fidelity VIP Value Strategies - Service Class 2	17,581	$15.28	$191	$269	$1.99	134,723
Invesco V.I. Diversified Dividend Fund - Series I	1,543	23.21	24	36	39.69	902
Invesco V.I. Global Health Care Fund - Series I	1,558	33.78	32	53	2.35	22,414
Invesco V.I. Global Real Estate Fund - Series I	28,231	17.24	369	487	3.29	147,782
Invesco V.I. Managed Volatility Fund - Series I	12,701	19.02	214	242	1.66	145,769
Invesco V.I. Mid Cap Growth Fund - Series I	2,981	5.78	12	17	13.98	1,233
Invesco V.I. Small Cap Equity Fund - Series I	9,616	23.64	194	227	1.72	132,128
Invesco V.I. Technology Fund - Series I	7,206	19.75	122	142	0.92	154,264
MFS Core Equity Series - Initial Class	644	26.01	9	17	1.23	13,649
MFS Growth Series - Initial Class	4,216	39.75	104	168	1.14	147,395
MFS Investors Trust Series - Initial Class	578	30.41	12	18	1.65	10,636
MFS Research Series - Initial Class	225	29.11	4	7	1.44	4,554
T. Rowe Price Equity Income Portfolio	55,383	30.02	1,112	1,663	2.19	757,915
T. Rowe Price International Stock Portfolio	61,276	15.26	830	935	1.11	841,648
T. Rowe Price Limited-Term Bond Portfolio	76,657	4.88	381	374	1.39	268,597
T. Rowe Price Mid-Cap Growth Portfolio	693	27.88	15	19	3.05	6,346
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	752	14.48	9	11	1.38	7,871
Alger Capital Appreciation Portfolio - Class I-2	605	71.35	30	43	1.68	25,731
Alger Growth & Income Portfolio - Class I-2	2,313	16.37	20	38	1.28	29,661
Alger Large Cap Growth Portfolio - Class I-2	1,030	58.75	51	60	1.24	48,942
Alger Mid Cap Growth Portfolio - Class I-2	2,866	19.82	38	57	1.64	34,564
Alger Small Cap Growth Portfolio - Class I-2	402	29.76	12	12	1.45	8,247
Federated Fund for U.S. Government Securities II	566	11.12	6	6	1.27	4,947
Federated High Income Bond Fund II - Primary Shares	9,585	6.91	64	66	2.15	30,851
Federated Kaufmann Fund II - Primary Shares	-	18.92	-	-	2.06	-
Federated Managed Volatility Fund II	106	10.53	1	1	1.54	730
Federated Quality Bond Fund II - Primary Shares	452	11.42	5	5	1.40	3,691
Fidelity VIP Contrafund Portfolio - Service Class 2	2,969	36.70	66	109	2.13	51,169
Fidelity VIP Equity-Income Portfolio - Service Class 2	1,370	23.83	25	33	1.65	19,811
Fidelity VIP Growth and Income - Service Class 2	2,941	20.43	40	60	1.86	32,351
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	86	33.20	2	3	1.43	2,003
Fidelity VIP Growth Strategies Portfolio - Service Class 2	2,837	13.79	22	39	1.46	26,779
Fidelity VIP Index 500 Portfolio - Service Class 2	1,459	206.02	199	301	1.50	200,855
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	690	12.51	9	9	1.36	6,359

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

Year endedDecember 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Wealthquest III Variable Annuity - 6 yr Ratchet
Fidelity VIP Mid Cap Portfolio - Service Class 2	5,245	$36.84	$169	$193	$3.31	58,369
Fidelity VIP Money Market Portfolio - Service Class 2	240,706	1.00	241	241	0.94	255,959
Fidelity VIP Value Leaders Portfolio - Service Class 2	920	15.42	10	14	1.47	9,644
Fidelity VIP Value Portfolio - Service Class 2	3,591	15.89	41	57	1.75	32,669
Fidelity VIP Value Strategies - Service Class 2	872	15.28	8	13	1.97	6,744
Invesco V.I. Diversified Dividend Fund - Series I	-	23.21	-	-	39.65	-
Invesco V.I. Global Health Care Fund - Series I	1,476	33.78	24	50	2.32	21,531
Invesco V.I. Global Real Estate Fund - Series I	1,483	17.24	15	26	3.25	7,872
Invesco V.I. Managed Volatility Fund - Series I	1,123	19.02	19	21	1.63	13,073
Invesco V.I. Small Cap Equity Fund - Series I	-	23.64	-	-	1.70	-
Invesco V.I. Technology Fund - Series I	2,082	19.75	30	41	0.91	45,196
MFS Core Equity Series - Initial Class	-	26.01	-	-	1.21	-
MFS Growth Series - Initial Class	516	39.75	13	21	1.12	18,308
MFS Investors Trust Series - Initial Class	3,140	30.41	71	95	1.63	58,678
MFS Research Series - Initial Class	14	29.11	-	-	1.41	279
T. Rowe Price Equity Income Portfolio	10,964	30.02	214	329	2.16	152,263
T. Rowe Price International Stock Portfolio	2,318	15.26	30	35	1.09	32,310
T. Rowe Price Limited-Term Bond Portfolio	7,762	4.88	39	38	1.37	27,600
T. Rowe Price Mid-Cap Growth Portfolio	165	27.88	4	5	3.00	1,535
Wealthquest III Variable Annuity - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	36	71.35	1	3	1.65	1,554
Alger Growth & Income Portfolio - Class I-2	97	16.37	1	2	1.26	1,258
Alger Mid Cap Growth Portfolio - Class I-2	-	19.82	-	-	1.62	-
Fidelity VIP Contrafund Portfolio - Service Class 2	11	36.70	-	-	2.10	192
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	12.51	-	-	1.34	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	94	36.84	3	3	3.26	1,059
Fidelity VIP Money Market Portfolio - Service Class 2	-	1.00	-	-	0.94	-
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	1,523	14.48	16	22	1.33	16,547
Alger Capital Appreciation Portfolio - Class I-2	996	71.35	53	71	1.62	43,941
Alger Growth & Income Portfolio - Class I-2	638	16.37	8	10	1.23	8,485
Alger Large Cap Growth Portfolio - Class I-2	959	58.75	44	56	1.19	47,282
Alger Mid Cap Growth Portfolio - Class I-2	1,073	19.82	14	21	1.58	13,425
Alger Small Cap Growth Portfolio - Class I-2	672	29.76	21	20	1.40	14,323
Federated High Income Bond Fund II - Primary Shares	7,055	6.91	48	49	2.07	23,558

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

Year ended December 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
Wealthquest III Variable Annuity - 5% Rollup
Federated Kaufmann Fund II - Primary Shares	1,580	$18.92	$23	$30	$2.01	14,866
Federated Managed Volatility Fund II	868	10.53	8	9	1.48	6,179
Federated Quality Bond Fund II - Primary Shares	1,720	11.42	19	20	1.37	14,373
Fidelity VIP Contrafund Portfolio - Service Class 2	7,287	36.70	177	267	2.05	130,291
Fidelity VIP Equity-Income Portfolio - Service Class 2	1,274	23.83	25	30	1.61	18,865
Fidelity VIP Growth and Income - Service Class 2	47	20.43	1	1	1.81	527
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	466	33.20	10	15	1.38	11,225
Fidelity VIP Growth Strategies Portfolio - Service Class 2	49	13.79	-	1	1.41	476
Fidelity VIP Index 500 Portfolio - Service Class 2	623	206.02	86	128	1.44	89,027
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	41	12.51	1	1	1.33	388
Fidelity VIP Mid Cap Portfolio - Service Class 2	4,883	36.84	149	180	3.20	56,252
Fidelity VIP Money Market Portfolio - Service Class 2	82,995	1.00	83	83	0.93	89,325
Fidelity VIP Value Portfolio - Service Class 2	-	15.89	-	-	1.71	-
Fidelity VIP Value Strategies - Service Class 2	2,664	15.28	23	41	1.93	21,118
Invesco V.I. Diversified Dividend Fund - Series I	1,520	23.21	24	35	39.28	898
Invesco V.I. Global Health Care Fund - Series I	828	33.78	18	28	2.24	12,501
Invesco V.I. Global Real Estate Fund - Series I	3,212	17.24	46	55	3.14	17,646
Invesco V.I. Managed Volatility Fund - Series I	1,648	19.02	26	31	1.58	19,851
Invesco V.I. Technology Fund - Series I	436	19.75	7	9	0.88	9,802
MFS Core Equity Series - Initial Class	-	26.01	-	-	1.17	-
MFS Growth Series - Initial Class	1,577	39.75	31	63	1.09	57,758
MFS Investors Trust Series - Initial Class	-	30.41	-	-	1.57	-
MFS Research Series - Initial Class	-	29.11	-	-	1.37	-
T. Rowe Price Equity Income Portfolio	3,743	30.02	77	112	2.08	53,931
T. Rowe Price International Stock Portfolio	3,060	15.26	39	47	1.06	44,264
T. Rowe Price Limited-Term Bond Portfolio	16,637	4.88	83	81	1.32	61,377
T. Rowe Price Mid-Cap Growth Portfolio	670	27.88	18	19	2.89	6,460
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	34,785	14.48	432	504	1.55	324,679
Alger Capital Appreciation Portfolio - Class I-2	11,031	71.35	721	787	1.88	418,314
Alger Growth & Income Portfolio - Class I-2	16,002	16.37	225	262	1.43	182,930
Alger Large Cap Growth Portfolio - Class I-2	6,879	58.75	392	404	1.39	291,493
Alger Mid Cap Growth Portfolio - Class I-2	31,804	19.82	426	630	1.84	341,932
Alger Small Cap Growth Portfolio - Class I-2	14,509	29.76	442	432	1.63	265,604
Federated Fund for U.S. Government Securities II	34,320	11.12	386	382	1.39	273,778

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

Year ended December 31, 2014

(Amounts in thousands except for unit and share information)

	Shares	NAV	Investments at cost	Investments at value	Unit Value	Units Outstanding
WealthQuest III Group Unallocated Variable Annuity
Federated High Income Bond Fund II - Primary Shares	142,994	$6.91	$993	$988	$2.41	410,309
Federated Kaufmann Fund II - Primary Shares	20,809	18.92	330	394	2.26	174,357
Federated Managed Volatility Fund II	86,261	10.53	823	908	1.72	527,396
Federated Quality Bond Fund II - Primary Shares	31,664	11.42	364	362	1.53	235,647
Fidelity VIP Asset Manager Portfolio - Service Class 2	410	16.83	6	7	1.72	4,019
Fidelity VIP Contrafund Portfolio - Service Class 2	52,073	36.70	1,320	1,911	2.39	800,010
Fidelity VIP Equity-Income Portfolio - Service Class 2	14,448	23.83	320	344	1.81	190,553
Fidelity VIP Growth and Income - Service Class 2	6,846	20.43	115	140	2.04	68,696
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	7,357	33.20	180	244	1.60	152,310
Fidelity VIP Growth Strategies Portfolio - Service Class 2	30,196	13.79	309	416	1.64	254,515
Fidelity VIP Index 500 Portfolio - Service Class 2	5,044	206.02	759	1,039	1.68	619,098
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	38,027	12.51	489	476	1.49	319,540
Fidelity VIP Mid Cap Portfolio - Service Class 2	48,302	36.84	1,576	1,779	3.71	479,985
Fidelity VIP Money Market Portfolio - Service Class 2	4,267,889	1.00	4,268	4,268	0.98	4,334,792
Fidelity VIP Value Leaders Portfolio - Service Class 2	11,922	15.42	137	184	1.53	114,737
Fidelity VIP Value Portfolio - Service Class 2	6,434	15.89	93	102	1.92	53,383
Fidelity VIP Value Strategies - Service Class 2	37,016	15.28	414	566	2.17	261,248
Invesco V.I. Diversified Dividend Fund - Series I	4,201	23.21	86	98	41.09	2,373
Invesco V.I. Global Health Care Fund - Series I	11,368	33.78	295	384	2.59	148,076
Invesco V.I. Global Real Estate Fund - Series I	39,792	17.24	610	686	3.64	188,583
Invesco V.I. Managed Volatility Fund - Series I	33,846	19.02	597	644	1.83	351,699
Invesco V.I. Mid Cap Growth Fund - Series I	22,789	5.78	109	132	14.31	9,207
Invesco V.I. Small Cap Equity Fund - Series I	35,718	23.64	721	844	1.90	444,337
Invesco V.I. Technology Fund - Series I	9,056	19.75	166	179	1.02	175,495
MFS Core Equity Series - Initial Class	4,580	26.01	93	119	1.36	87,749
MFS Growth Series - Initial Class	25,947	39.75	769	1,031	1.26	819,624
MFS Investors Trust Series - Initial Class	4,854	30.41	125	148	1.83	80,864
MFS Research Series - Initial Class	667	29.11	18	19	1.59	12,214
T. Rowe Price Equity Income Portfolio	68,499	30.02	1,503	2,056	2.42	848,063
T. Rowe Price International Stock Portfolio	77,361	15.26	1,077	1,181	1.23	961,361
T. Rowe Price Limited-Term Bond Portfolio	135,704	4.88	675	662	1.54	430,165
T. Rowe Price Mid-Cap Growth Portfolio	9,001	27.88	237	251	3.37	74,522

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2014

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$-	$-	$-	$-	$4	$4
Alger Capital Appreciation Portfolio - Class I-2	-	3	2	5	(3)	2
Alger Growth & Income Portfolio - Class I-2	1	-	4	4	3	8
Alger Large Cap Growth Portfolio - Class I-2	(2)	20	30	50	(35)	13
Alger Mid Cap Growth Portfolio - Class I-2	(5)	-	9	9	23	27
Alger Small Cap Growth Portfolio - Class I-2	(1)	7	-	7	(7)	(1)
Federated Fund for U.S. Government Securities II	3	-	-	-	3	6
Federated High Income Bond Fund II - Primary Shares	19	-	(1)	(1)	(13)	5
Federated Kaufmann Fund II - Primary Shares	(1)	13	1	14	(3)	10
Federated Managed Volatility Fund II	1	5	7	12	(12)	1
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	-	-	3	3	10	13
Fidelity VIP Asset Manager Portfolio - Initial Class	-	13	5	18	(6)	12
Fidelity VIP Contrafund Portfolio - Initial Class	(4)	30	9	39	112	147
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(5)	-	16	16	40	51
Fidelity VIP Index 500 Portfolio - Initial Class	3	1	92	93	38	134
Fidelity VIP Money Market Portfolio - Service Class 2	(11)	-	-	-	-	(11)
Lazard Retirement Emerging Markets Portfolio	1	1	(1)	-	(10)	(9)
Lazard Retirement U.S. Small/Mid Cap Equity Portfolio	(2)	28	(5)	23	(4)	17
MFS Core Equity Series - Initial Class	(1)	-	9	9	10	18
MFS Growth Series - Initial Class	(5)	34	54	88	(44)	39
MFS Investors Trust Series - Initial Class	(1)	9	9	18	(7)	10
MFS Research Series - Initial Class	(1)	10	34	44	(33)	10
T. Rowe Price Equity Income Portfolio	2	-	71	71	(47)	26
T. Rowe Price International Stock Portfolio	-	1	7	8	(11)	(3)
T. Rowe Price Limited-Term Bond Portfolio	-	-	-	-	(1)	(1)
T. Rowe Price Mid-Cap Growth Portfolio	(10)	95	9	104	-	94
Van Eck VIP Emerging Markets Fund - Initial Class	(2)	27	(2)	25	(29)	(6)
Van Eck VIP Global Hard Assets Fund - Initial Class	-	-	-	-	(7)	(7)
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	-	-	1	1	6	7
Fidelity VIP Asset Manager Portfolio - Initial Class	-	4	1	5	(1)	4
Fidelity VIP Balanced Portfolio - Initial Class	-	4	2	6	(3)	3
Fidelity VIP Contrafund Portfolio - Initial Class	(7)	25	90	115	26	134
Fidelity VIP Equity-Income Portfolio - Initial Class	12	12	(17)	(5)	55	62
Fidelity VIP Growth - Initial Class	(11)	-	28	28	72	89
Fidelity VIP Growth and Income - Initial Class	-	-	3	3	3	6
Fidelity VIP Growth Opportunities Portfolio - Initial Class	-	-	-	-	1	1
Fidelity VIP High Income - Initial Class	5	-	16	16	(20)	1
Fidelity VIP Index 500 Portfolio - Initial Class	3	1	73	74	100	177
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	2	-	(8)	(8)	16	10
Fidelity VIP Mid Cap Portfolio - Initial Class	(7)	15	17	32	6	31
Fidelity VIP Money Market Portfolio - Initial Class	(18)	-	-	-	-	(18)
Fidelity VIP Overseas Portfolio - Initial Class	(1)	-	(5)	(5)	(14)	(20)
T. Rowe Price Equity Income Portfolio	-	-	6	6	1	7

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2014

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Investrac Gold Variable Annuity
T. Rowe Price International Stock Portfolio	$-	$-	$-	$-	$(2)	$(2)
T. Rowe Price Mid-Cap Growth Portfolio	(4)	33	21	54	(17)	33
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	4	-	22	22	9	35
Alger Capital Appreciation Portfolio - Class I-2	(8)	108	45	153	(58)	87
Alger Growth & Income Portfolio - Class I-2	1	-	4	4	9	14
Alger Large Cap Growth Portfolio - Class I-2	(4)	61	12	73	(35)	34
Alger Mid Cap Growth Portfolio - Class I-2	(5)	-	157	157	(126)	26
Alger Small Cap Growth Portfolio - Class I-2	(3)	24	43	67	(70)	(6)
Federated Fund for U.S. Government Securities II	8	-	(13)	(13)	12	7
Federated High Income Bond Fund II- Primary Shares	33	-	2	2	(24)	11
Federated Kaufmann Fund II - Primary Shares	(1)	11	3	14	(5)	8
Federated Managed Volatility Fund II	7	24	19	43	(38)	12
Federated Quality Bond Fund II - Primary Shares	5	-	3	3	(3)	5
Fidelity VIP Contrafund Portfolio - Service Class 2	(14)	41	429	470	(232)	224
Fidelity VIP Equity-Income Portfolio - Service Class 2	10	10	11	21	21	52
Fidelity VIP Growth and Income - Service Class 2	2	-	17	17	8	27
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(6)	-	19	19	38	51
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(4)	-	22	22	18	36
Fidelity VIP Index 500 Portfolio - Service Class 2	2	1	190	191	(61)	132
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1	-	(14)	(14)	27	14
Fidelity VIP Mid Cap Portfolio - Service Class 2	(27)	55	167	222	(98)	97
Fidelity VIP Money Market Portfolio - Service Class 2	(7)	-	-	-	-	(7)
Fidelity VIP Value Leaders Portfolio - Service Class 2	-	-	28	28	(19)	9
Fidelity VIP Value Portfolio - Service Class 2	-	6	10	16	(2)	14
Fidelity VIP Value Strategies - Service Class 2	(1)	-	6	6	4	9
Invesco V.I. Diversified Dividend Fund - Series I	-	-	4	4	-	4
Invesco V.I. Global Health Care Fund - Series I	(1)	2	1	3	6	8
Invesco V.I. Global Real Estate Fund - Series I	2	-	41	41	18	61
Invesco V.I. Managed Volatility Fund - Series I	5	12	15	27	13	45
Invesco V.I. Mid Cap Growth Fund - Series I	-	-	1	1	1	2
Invesco V.I. Small Cap Equity Fund - Series I	(3)	19	47	66	(65)	(2)
Invesco V.I. Technology Fund - Series I	(2)	12	14	26	(11)	13
MFS Core Equity Series - Initial Class	-	-	1	1	-	1
MFS Growth Series - Initial Class	(2)	10	3	13	-	11
MFS Investors Trust Series - Initial Class	-	1	-	1	-	1
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	9	-	207	207	(113)	103
T. Rowe Price International Stock Portfolio	(2)	5	47	52	(72)	(22)
T. Rowe Price Limited-Term Bond Portfolio	-	-	(3)	(3)	1	(2)
T. Rowe Price Mid-Cap Growth Portfolio	-	2	3	5	(2)	3
Wealthquest III Variable Annuity- 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	-	-	4	4	(2)	2
Alger Capital Appreciation Portfolio - Class I-2	(1)	6	4	10	(5)	4
Alger Growth & Income Portfolio - Class I-2	-	-	5	5	(1)	4
Alger Large Cap Growth Portfolio - Class I-2	(1)	9	8	17	(9)	7

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2014

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Mid Cap Growth Portfolio - Class I-2	$(1)	$-	$18	$18	$(12)	$5
Alger Small Cap Growth Portfolio - Class I-2	-	1	1	2	(3)	(1)
Federated Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated High Income Bond Fund II - Primary Shares	3	-	1	1	(3)	1
Federated Kaufmann Fund II - Primary Shares	-	-	-	-	-	-
Federated Managed Volatility Fund II	-	1	1	2	(2)	-
Federated Quality Bond Fund II - Primary Shares	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	(1)	2	46	48	(30)	17
Fidelity VIP Equity-Income Portfolio - Service Class 2	-	1	7	8	(5)	3
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	5	5
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Strategies Portfolio - Service Class 2	-	-	-	-	4	4
Fidelity VIP Index 500 Portfolio - Service Class 2	-	-	10	10	26	36
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	(3)	7	17	24	(9)	12
Fidelity VIP Money Market Portfolio - Service Class 2	(4)	-	-	-	-	(4)
Fidelity VIP Value Leaders Portfolio - Service Class 2	-	-	-	-	2	2
Fidelity VIP Value Portfolio - Service Class 2	-	2	-	2	3	5
Fidelity VIP Value Strategies - Service Class 2	-	-	2	2	(1)	1
Invesco V.I. Diversified Dividend Fund - Series I	-	-	3	3	(2)	1
Invesco V.I. Global Health Care Fund - Series I	(1)	2	-	2	6	7
Invesco V.I. Global Real Estate Fund - Series I	-	-	-	-	3	3
Invesco V.I. Managed Volatility Fund - Series I	1	1	5	6	(1)	6
Invesco V.I. Small Cap Equity Fund - Series I	-	-	-	-	-	-
Invesco V.I. Technology Fund - Series I	(1)	3	-	3	1	3
MFS Core Equity Series - Initial Class	-	-	1	1	(1)	-
MFS Growth Series - Initial Class	-	2	5	7	(5)	2
MFS Investors Trust Series - Initial Class	-	7	1	8	1	9
T. Rowe Price Equity Income Portfolio	2	-	59	59	(37)	24
T. Rowe Price International Stock Portfolio	(1)	-	8	8	(8)	(1)
T. Rowe Price Limited-Term Bond Portfolio	-	-	-	-	-	-
T. Rowe Price Mid-Cap Growth Portfolio	-	1	-	1	-	1
Wealthquest III Variable Annuity - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	-	-	-	-	-	-
Alger Growth & Income Portfolio - Class I-2	-	-	-	-	-	-
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Money Market Portfolio - Service Class 2	-	-	-	-	-	-
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	-	-	-	-	1	1
Alger Capital Appreciation Portfolio - Class I-2	(1)	10	2	12	(4)	7
Alger Growth & Income Portfolio - Class I-2	1	-	53	53	(46)	8
Alger Large Cap Growth Portfolio - Class I-2	(1)	9	28	37	(32)	4
Alger Mid Cap Growth Portfolio - Class I-2	(2)	-	29	29	(23)	4

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2014

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Wealthquest III Variable Annuity - 5% Rollup
Alger Small Cap Growth Portfolio - Class I-2	$(1)	$2	$14	$16	$(21)	$(6)
Federated High Income Bond Fund II - Primary Shares	2	-	-	-	(2)	-
Federated Kaufmann Fund II - Primary Shares	-	3	1	4	(1)	3
Federated Managed Volatility Fund II	-	1	-	1	(1)	-
Federated Quality Bond Fund II - Primary Shares	1	-	-	-	-	1
Fidelity VIP Contrafund Portfolio - Service Class 2	(4)	5	45	50	(8)	38
Fidelity VIP Equity-Income Portfolio - Service Class 2	1	-	-	-	1	2
Fidelity VIP Growth and Income - Service Class 2	-	-	-	-	-	-
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	-	-	1	1	1	2
Fidelity VIP Growth Strategies Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Index 500 Portfolio - Service Class 2	(2)	-	108	108	(78)	28
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	(3)	6	17	23	(13)	7
Fidelity VIP Money Market Portfolio - Service Class 2	(2)	-	-	-	-	(2)
Fidelity VIP Value Portfolio - Service Class 2	-	-	6	6	(4)	2
Fidelity VIP Value Strategies - Service Class 2	(1)	-	1	1	2	2
Invesco V.I. Diversified Dividend Fund - Series I	-	-	-	-	3	3
Invesco V.I. Global Health Care Fund - Series I	-	1	13	14	(8)	6
Invesco V.I. Global Real Estate Fund - Series I	-	-	12	12	(4)	8
Invesco V.I. Managed Volatility Fund - Series I	1	1	-	1	3	5
Invesco V.I. Technology Fund - Series I	-	1	-	1	-	1
MFS Core Equity Series - Initial Class	(1)	-	59	59	(54)	4
MFS Growth Series - Initial Class	(2)	4	75	79	(71)	6
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-
MFS Research Series - Initial Class	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	-	-	97	97	(83)	14
T. Rowe Price International Stock Portfolio	-	-	7	7	(8)	(1)
T. Rowe Price Limited-Term Bond Portfolio	(1)	-	(1)	(1)	-	(2)
T. Rowe Price Mid-Cap Growth Portfolio	(2)	2	47	49	(38)	9
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	8	-	18	18	13	39
Alger Capital Appreciation Portfolio - Class I-2	(2)	114	79	193	(94)	97
Alger Growth & Income Portfolio - Class I-2	4	-	19	19	6	29
Alger Large Cap Growth Portfolio - Class I-2	-	63	41	104	(69)	35
Alger Mid Cap Growth Portfolio - Class I-2	(2)	-	90	90	(41)	47
Alger Small Cap Growth Portfolio - Class I-2	(2)	41	28	69	(74)	(7)
Federated Fund for U.S. Government Securities II	10	-	(5)	(5)	12	17
Federated High Income Bond Fund II - Primary Shares	70	-	32	32	(77)	25
Federated Kaufmann Fund II - Primary Shares	(1)	41	35	76	(40)	35
Federated Managed Volatility Fund II	24	58	11	69	(64)	29
Federated Quality Bond Fund II - Primary Shares	21	-	5	5	(5)	21
Fidelity VIP Asset Manager Portfolio - Service Class 2	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	6	38	433	471	(254)	223
Fidelity VIP Equity-Income Portfolio - Service Class 2	8	5	10	15	-	23
Fidelity VIP Growth and Income - Service Class 2	2	-	24	24	(13)	13
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(1)	-	98	98	(67)	30
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(2)	-	99	99	(41)	56

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

Year ended December 31, 2014

(Amounts in thousands)

	Net Investment Income (Loss)	Realized Gain Distributions from Underlying Mutual Fund	Realized Gains (Losses) on Sales of Investments	Net Realized Gains (Losses) on Investments	Net Change in Unrealized Appreciation or Depreciation of Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
WealthQuest III Group Unallocated Variable Annuity
Fidelity VIP Index 500 Portfolio - Service Class 2	$11	$1	$125	$126	$(8)	$129
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	7	-	(2)	(2)	18	23
Fidelity VIP Mid Cap Portfolio - Service Class 2	(7)	50	192	242	(134)	101
Fidelity VIP Money Market Portfolio - Service Class 2	(15)	-	-	-	-	(15)
Fidelity VIP Value Leaders Portfolio - Service Class 2	1	-	9	9	10	20
Fidelity VIP Value Portfolio - Service Class 2	1	4	14	18	(7)	12
Fidelity VIP Value Strategies - Service Class 2	2	-	112	112	(76)	38
Invesco V.I. Diversified Dividend Fund - Series I	2	-	24	24	(15)	11
Invesco V.I. Global Health Care Fund - Series I	(2)	18	152	170	(83)	85
Invesco V.I. Global Real Estate Fund - Series I	8	-	44	44	32	84
Invesco V.I. Managed Volatility Fund - Series I	16	29	41	70	12	98
Invesco V.I. Mid Cap Growth Fu nd - Series I	-	-	2	2	5	7
Invesco V.I. Small Cap Equity Fund - Series I	(3)	79	113	192	(183)	6
Invesco V.I. Technology Fund - Series I	(1)	13	21	34	(17)	16
MFS Core Equity Series - Initial Class	1	-	20	20	(6)	15
MFS Growth Series - Initial Class	(2)	64	60	124	(38)	84
MFS Investors Trust Series - Initial Class	-	11	13	24	(10)	14
MFS Research Series - Initial Class	-	2	2	4	(2)	2
T. Rowe Price Equity Income Portfolio	31	-	249	249	(133)	147
T. Rowe Price International Stock Portfolio	8	7	89	96	(125)	(21)
T. Rowe Price Limited-Term Bond Portfolio	6	-	(6)	(6)	1	1
T. Rowe Price Mid-Cap Growth Portfolio	(1)	30	22	52	(18)	33

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2014

(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2013	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2014
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$63	$-	$-	$4	$4	$1	$-	$1	$5	$68
Alger Capital Appreciation Portfolio - Class I-2	15	-	5	(3)	2	9	(3)	6	8	23
Alger Growth & Income Portfolio - Class I-2	78	1	4	3	8	(1)	(13)	(14)	(6)	72
Alger Large Cap Growth Portfolio - Class I-2	173	(2)	50	(35)	13	2	(59)	(57)	(44)	129
Alger Mid Cap Growth Portfolio - Class I-2	410	(5)	9	23	27	(1)	(34)	(35)	(8)	402
Alger Small Cap Growth Portfolio - Class I-2	73	(1)	7	(7)	(1)	5	-	5	4	77
Federated Fund for U.S. Government Securities II	212	3	-	3	6	1	(22)	(21)	(15)	197
Federated High Income Bond Fund II - Primary Shares	408	19	(1)	(13)	5	2	(42)	(40)	(35)	373
Federated Kaufmann Fund II - Primary Shares	117	(1)	14	(3)	10	-	(3)	(3)	7	124
Federated Managed Volatility Fund II	97	1	12	(12)	1	1	(28)	(27)	(26)	71
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	271	-	3	10	13	4	(5)	(1)	12	283
Fidelity VIP Asset Manager Portfolio - Initial Class	290	-	18	(6)	12	5	(23)	(18)	(6)	284
Fidelity VIP Contrafund Portfolio - Initial Class	1,407	(4)	39	112	147	11	(25)	(14)	133	1,540
Fidelity VIP Growth Opportunities Portfolio - Initial Class	497	(5)	16	40	51	1	(26)	(25)	26	523
Fidelity VIP Index 500 Portfolio - Initial Class	1,306	3	93	38	134	-	(300)	(300)	(166)	1,140
Fidelity VIP Money Market Portfolio - Service Class 2	775	(11)	-	-	(11)	162	(146)	16	5	780
Lazard Retirement Emerging Markets Portfolio	162	1	-	(10)	(9)	2	(6)	(4)	(13)	149
Lazard Retirement Small/Mid Cap Portfolio	175	(2)	23	(4)	17	(1)	(18)	(19)	(2)	173
MFS Core Equity Series - Initial Class	192	(1)	9	10	18	1	(16)	(15)	3	195
MFS Growth Series - Initial Class	576	(5)	88	(44)	39	-	(80)	(80)	(41)	535
MFS Investors Trust Series - Initial Class	145	(1)	18	(7)	10	1	(34)	(33)	(23)	122
MFS Research Series - Initial Class	192	(1)	44	(33)	10	-	(67)	(67)	(57)	135
T. Rowe Price Equity Income Portfolio	524	2	71	(47)	26	-	(161)	(161)	(135)	389
T. Rowe Price International Stock Portfolio	155	-	8	(11)	(3)	-	(13)	(13)	(16)	139
T. Rowe Price Limited-Term Bond Portfolio	98	-	-	(1)	(1)	-	(11)	(11)	(12)	86
T. Rowe Price Mid-Cap Growth Portfolio	816	(10)	104	-	94	4	(32)	(28)	66	882
Van Eck VIP Emerging Markets Fund - Initial Class	276	(2)	25	(29)	(6)	2	(48)	(46)	(52)	224
Van Eck VIP Global Hard Assets Fund - Initial Class	81	-	-	(7)	(7)	2	(52)	(50)	(57)	24
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	161	-	1	6	7	1	(1)	-	7	168
Fidelity VIP Asset Manager Portfolio - Initial Class	76	-	5	(1)	4	-	(5)	(5)	(1)	75
Fidelity VIP Balanced Portfolio - Initial Class	35	-	6	(3)	3	15	(43)	(28)	(25)	10
Fidelity VIP Contrafund Portfolio - Initial Class	1,485	(7)	115	26	134	34	(369)	(335)	(201)	1,284
Fidelity VIP Equity-Income Portfolio - Initial Class	954	12	(5)	55	62	30	(158)	(128)	(66)	888
Fidelity VIP Growth - Initial Class	904	(11)	28	72	89	25	(52)	(27)	62	966
Fidelity VIP Growth and Income - Initial Class	80	-	3	3	6	-	(8)	(8)	(2)	78
Fidelity VIP Growth Opportunities Portfolio - Initial Class	13	-	-	1	1	-	-	-	1	14
Fidelity VIP High Income - Initial Class	150	5	16	(20)	1	14	(44)	(30)	(29)	121
Fidelity VIP Index 500 Portfolio - Initial Class	1,609	3	74	100	177	18	(219)	(201)	(24)	1,585
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	247	2	(8)	16	10	23	(265)	(242)	(232)	15
Fidelity VIP Mid Cap Portfolio - Initial Class	651	(7)	32	6	31	16	(29)	(13)	18	669
Fidelity VIP Money Market Portfolio - Initial Class	1,385	(18)	-	-	(18)	116	(363)	(247)	(265)	1,120
Fidelity VIP Overseas Portfolio - Initial Class	263	(1)	(5)	(14)	(20)	4	(85)	(81)	(101)	162
T. Rowe Price Equity Income Portfolio	144	-	6	1	7	2	(17)	(15)	(8)	136
T. Rowe Price International Stock Portfolio	58	-	-	(2)	(2)	4	(1)	3	1	59
T. Rowe Price Mid-Cap Growth Portfolio	288	(4)	54	(17)	33	30	(40)	(10)	23	311

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2014

(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2013	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2014
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	$466	$4	$22	$9	$35	$22	$(78)	$(56)	$(21)	$445
Alger Capital Appreciation Portfolio - Class I-2	709	(8)	153	(58)	87	35	(115)	(80)	7	716
Alger Growth & Income Portfolio - Class I-2	149	1	4	9	14	3	(19)	(16)	(2)	147
Alger Large Cap Growth Portfolio - Class I-2	386	(4)	73	(35)	34	6	(35)	(29)	5	391
Alger Mid Cap Growth Portfolio - Class I-2	460	(5)	157	(126)	26	4	(263)	(259)	(233)	227
Alger Small Cap Growth Portfolio - Class I-2	354	(3)	67	(70)	(6)	17	(105)	(88)	(94)	260
Federated Fund for U.S. Government Securities II	323	8	(13)	12	7	(1)	(217)	(218)	(211)	112
Federated High Income Bond Fund II - Primary Shares	678	33	2	(24)	11	29	(69)	(40)	(29)	649
Federated Kaufmann Fund II - Primary Shares	103	(1)	14	(5)	8	1	(10)	(9)	(1)	102
Federated Managed Volatility Fund II	339	7	43	(38)	12	-	(79)	(79)	(67)	272
Federated Quality Bond Fund II - Primary Shares	185	5	3	(3)	5	19	(66)	(47)	(42)	143
Fidelity VIP Contrafund Portfolio - Service Class 2	2,495	(14)	470	(232)	224	41	(728)	(687)	(463)	2,032
Fidelity VIP Equity-Income Portfolio - Service Class 2	740	10	21	21	52	1	(51)	(50)	2	742
Fidelity VIP Growth and Income - Service Class 2	292	2	17	8	27	19	(34)	(15)	12	304
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	511	(6)	19	38	51	3	(27)	(24)	27	538
Fidelity VIP Growth Strategies Portfolio - Service Class 2	332	(4)	22	18	36	2	(38)	(36)	-	332
Fidelity VIP Index 500 Portfolio - Service Class 2	1,259	2	191	(61)	132	108	(374)	(266)	(134)	1,125
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	494	1	(14)	27	14	6	(260)	(254)	(240)	254
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,405	(27)	222	(98)	97	86	(492)	(406)	(309)	2,096
Fidelity VIP Money Market Portfolio - Service Class 2	687	(7)	-	-	(7)	443	(630)	(187)	(194)	493
Fidelity VIP Value Leaders Portfolio - Service Class 2	142	-	28	(19)	9	3	(73)	(70)	(61)	81
Fidelity VIP Value Portfolio - Service Class 2	159	-	16	(2)	14	4	(23)	(19)	(5)	154
Fidelity VIP Value Strategies - Service Class 2	215	(1)	6	4	9	59	(14)	45	54	269
Invesco V.I. Diversified Dividend Fund - Series I	44	-	4	-	4	1	(13)	(12)	(8)	36
Invesco V.I. Global Health Care Fund - Series I	45	(1)	3	6	8	1	(1)	-	8	53
Invesco V.I. Global Real Estate Fund - Series I	477	2	41	18	61	29	(80)	(51)	10	487
Invesco V.I. Managed Volatility Fund - Series I	267	5	27	13	45	3	(73)	(70)	(25)	242
Invesco V.I. Mid Cap Growth Fund - Series I	18	-	1	1	2	(1)	(2)	(3)	(1)	17
Invesco V.I. Small Cap Equity Fund - Series I	290	(3)	66	(65)	(2)	55	(116)	(61)	(63)	227
Invesco V.I. Technology Fund - Series I	171	(2)	26	(11)	13	-	(42)	(42)	(29)	142
MFS Core Equity Series - Initial Class	18	-	1	-	1	1	(3)	(2)	(1)	17
MFS Growth Series - Initial Class	147	(2)	13	-	11	14	(4)	10	21	168
MFS Investors Trust Series - Initial Class	16	-	1	-	1	1	-	1	2	18
MFS Research Series - Initial Class	6	-	-	-	-	1	-	1	1	7
T. Rowe Price Equity Income Portfolio	1,824	9	207	(113)	103	118	(382)	(264)	(161)	1,663
T. Rowe Price International Stock Portfolio	1,016	(2)	52	(72)	(22)	106	(165)	(59)	(81)	935
T. Rowe Price Limited-Term Bond Portfolio	334	-	(3)	1	(2)	147	(105)	42	40	374
T. Rowe Price Mid-Cap Growth Portfolio	31	-	5	(2)	3	(1)	(14)	(15)	(12)	19
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	24	-	4	(2)	2	-	(15)	(15)	(13)	11
Alger Capital Appreciation Portfolio - Class I-2	44	(1)	10	(5)	4	1	(6)	(5)	(1)	43
Alger Growth & Income Portfolio - Class I-2	45	-	5	(1)	4	1	(12)	(11)	(7)	38
Alger Large Cap Growth Portfolio - Class I-2	78	(1)	17	(9)	7	-	(25)	(25)	(18)	60
Alger Mid Cap Growth Portfolio - Class I-2	89	(1)	18	(12)	5	1	(38)	(37)	(32)	57
Alger Small Cap Growth Portfolio - Class I-2	44	-	2	(3)	(1)	(1)	(30)	(31)	(32)	12
Federated Fund for U.S. Government Securities II	6	-	-	-	-	-	-	-	-	6
Federated High Income Bond Fund II - Primary Shares	71	3	1	(3)	1	-	(6)	(6)	(5)	66

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2014

(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2013	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2014
Wealthquest III Variable Annuity - 6 yr Ratchet
Federated Managed Volatility Fund II	$9	$-	$2	$(2)	$-	$1	$(9)	$(8)	$(8)	$1
Federated Quality Bond Fund II - Primary Shares	5	-	-	-	-	-	-	-	-	5
Fidelity VIP Contrafund Portfolio - Service Class 2	224	(1)	48	(30)	17	-	(132)	(132)	(115)	109
Fidelity VIP Equity-Income Portfolio - Service Class 2	51	-	8	(5)	3	-	(21)	(21)	(18)	33
Fidelity VIP Growth and Income - Service Class 2	55	-	-	5	5	-	-	-	5	60
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	3	-	-	-	-	-	-	-	-	3
Fidelity VIP Growth Strategies Portfolio - Service Class 2	35	-	-	4	4	-	-	-	4	39
Fidelity VIP Index 500 Portfolio - Service Class 2	320	-	10	26	36	1	(56)	(55)	(19)	301
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	8	-	-	-	-	1	-	1	1	9
Fidelity VIP Mid Cap Portfolio - Service Class 2	326	(3)	24	(9)	12	-	(145)	(145)	(133)	193
Fidelity VIP Money Market Portfolio - Service Class 2	441	(4)	-	-	(4)	34	(230)	(196)	(200)	241
Fidelity VIP Value Leaders Portfolio - Service Class 2	24	-	-	2	2	(1)	(11)	(12)	(10)	14
Fidelity VIP Value Portfolio - Service Class 2	52	-	2	3	5	-	-	-	5	57
Fidelity VIP Value Strategies - Service Class 2	18	-	2	(1)	1	(1)	(5)	(6)	(5)	13
Invesco V.I. Diversified Dividend Fund - Series I	7	-	3	(2)	1	-	(8)	(8)	(7)	-
Invesco V.I. Global Health Care Fund - Series I	42	(1)	2	6	7	1	-	1	8	50
Invesco V.I. Global Real Estate Fund - Series I	23	-	-	3	3	-	-	-	3	26
Invesco V.I. Managed Volatility Fund - Series I	32	1	6	(1)	6	(1)	(16)	(17)	(11)	21
Invesco V.I. Technology Fund - Series I	38	(1)	3	1	3	-	-	-	3	41
MFS Core Equity Series - Initial Class	2	-	1	(1)	-	-	(2)	(2)	(2)	-
MFS Growth Series - Initial Class	32	-	7	(5)	2	-	(13)	(13)	(11)	21
MFS Investors Trust Series - Initial Class	89	-	8	1	9	(1)	(2)	(3)	6	95
T. Rowe Price Equity Income Portfolio	461	2	59	(37)	24	1	(157)	(156)	(132)	329
T. Rowe Price International Stock Portfolio	62	(1)	8	(8)	(1)	2	(28)	(26)	(27)	35
T. Rowe Price Limited-Term Bond Portfolio	34	-	-	-	-	5	(1)	4	4	38
T. Rowe Price Mid-Cap Growth Portfolio	4	-	1	-	1	-	-	-	1	5
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	2	-	-	-	-	1	-	1	1	3
Alger Growth & Income Portfolio - Class I-2	1	-	-	-	-	1	-	1	1	2
Fidelity VIP Mid Cap Portfolio - Service Class 2	3	-	-	-	-	-	-	-	-	3
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	21	-	-	1	1	1	(1)	-	1	22
Alger Capital Appreciation Portfolio - Class I-2	67	(1)	12	(4)	7	1	(4)	(3)	4	71
Alger Growth & Income Portfolio - Class I-2	138	1	53	(46)	8	(1)	(135)	(136)	(128)	10
Alger Large Cap Growth Portfolio - Class I-2	144	(1)	37	(32)	4	(1)	(91)	(92)	(88)	56
Alger Mid Cap Growth Portfolio - Class I-2	212	(2)	29	(23)	4	(1)	(194)	(195)	(191)	21
Alger Small Cap Growth Portfolio - Class I-2	133	(1)	16	(21)	(6)	-	(107)	(107)	(113)	20
Federated High Income Bond Fund II - Primary Shares	51	2	-	(2)	-	2	(4)	(2)	(2)	49
Federated Kaufmann Fund II - Primary Shares	30	-	4	(1)	3	-	(3)	(3)	-	30
Federated Managed Volatility Fund II	9	-	1	(1)	-	-	-	-	-	9
Federated Quality Bond Fund II - Primary Shares	54	1	-	-	1	1	(36)	(35)	(34)	20
Fidelity VIP Contrafund Portfolio - Service Class 2	524	(4)	50	(8)	38	-	(295)	(295)	(257)	267
Fidelity VIP Equity-Income Portfolio - Service Class 2	29	1	-	1	2	-	(1)	(1)	1	30
Fidelity VIP Growth and Income - Service Class 2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	15	-	1	1	2	-	(2)	(2)	-	15
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Index 500 Portfolio - Service Class 2	426	(2)	108	(78)	28	-	(326)	(326)	(298)	128

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2014

(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2013	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2014
Wealthquest III Variable Annuity - 5% Rollup
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	$1	$-	$-	$-	$-	$-	$-	$-	$-	$1
Fidelity VIP Mid Cap Portfolio - Service Class 2	264	(3)	23	(13)	7	3	(94)	(91)	(84)	180
Fidelity VIP Money Market Portfolio - Service Class 2	157	(2)	-	-	(2)	4	(76)	(72)	(74)	83
Fidelity VIP Value Portfolio - Service Class 2	22	-	6	(4)	2	-	(24)	(24)	(22)	-
Fidelity VIP Value Strategies - Service Class 2	41	(1)	1	2	2	1	(3)	(2)	-	41
Invesco V.I. Diversified Dividend Fund - Series I	29	-	-	3	3	3	-	3	6	35
Invesco V.I. Global Health Care Fund - Series I	42	-	14	(8)	6	6	(26)	(20)	(14)	28
Invesco V.I. Global Real Estate Fund - Series I	70	-	12	(4)	8	3	(26)	(23)	(15)	55
Invesco V.I. Managed Volatility Fund - Series I	25	1	1	3	5	2	(1)	1	6	31
Invesco V.I. Technology Fund - Series I	8	-	1	-	1	-	-	-	1	9
MFS Core Equity Series - Initial Class	117	(1)	59	(54)	4	1	(122)	(121)	(117)	-
MFS Growth Series - Initial Class	176	(2)	79	(71)	6	-	(119)	(119)	(113)	63
T. Rowe Price Equity Income Portfolio	365	-	97	(83)	14	1	(268)	(267)	(253)	112
T. Rowe Price International Stock Portfolio	58	-	7	(8)	(1)	3	(13)	(10)	(11)	47
T. Rowe Price Limited-Term Bond Portfolio	131	(1)	(1)	-	(2)	3	(51)	(48)	(50)	81
T. Rowe Price Mid-Cap Growth Portfolio	180	(2)	49	(38)	9	1	(171)	(170)	(161)	19
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	495	8	18	13	39	96	(126)	(30)	9	504
Alger Capital Appreciation Portfolio - Class I-2	795	(2)	193	(94)	97	170	(275)	(105)	(8)	787
Alger Growth & Income Portfolio - Class I-2	215	4	19	6	29	80	(62)	18	47	262
Alger Large Cap Growth Portfolio - Class I-2	336	-	104	(69)	35	159	(126)	33	68	404
Alger Mid Cap Growth Portfolio - Class I-2	759	(2)	90	(41)	47	46	(222)	(176)	(129)	630
Alger Small Cap Growth Portfolio - Class I-2	826	(2)	69	(74)	(7)	76	(463)	(387)	(394)	432
Federated Fund for U.S. Government Securities II	358	10	(5)	12	17	131	(124)	7	24	382
Federated High Income Bond Fund II - Primary Shares	1,385	70	32	(77)	25	343	(765)	(422)	(397)	988
Federated Kaufmann Fund II - Primary Shares	417	(1)	76	(40)	35	61	(119)	(58)	(23)	394
Federated Managed Volatility Fund II	786	24	69	(64)	29	135	(42)	93	122	908
Federated Quality Bond Fund II - Primary Shares	573	21	5	(5)	21	77	(309)	(232)	(211)	362
Fidelity VIP Asset Manager Portfolio - Service Class 2	7	-	-	-	-	-	-	-	-	7
Fidelity VIP Contrafund Portfolio - Service Class 2	2,573	6	471	(254)	223	148	(1,033)	(885)	(662)	1,911
Fidelity VIP Equity-Income Portfolio - Service Class 2	258	8	15	-	23	108	(45)	63	86	344
Fidelity VIP Growth and Income - Service Class 2	149	2	24	(13)	13	48	(70)	(22)	(9)	140
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	370	(1)	98	(67)	30	66	(222)	(156)	(126)	244
Fidelity VIP Growth Strategies Portfolio - Service Class 2	585	(2)	99	(41)	56	62	(287)	(225)	(169)	416
Fidelity VIP Index 500 Portfolio - Service Class 2	1,197	11	126	(8)	129	121	(408)	(287)	(158)	1,039
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	460	7	(2)	18	23	90	(97)	(7)	16	476
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,284	(7)	242	(134)	101	196	(802)	(606)	(505)	1,779
Fidelity VIP Money Market Portfolio - Service Class 2	4,380	(15)	-	-	(15)	698	(795)	(97)	(112)	4,268
Fidelity VIP Value Leaders Portfolio - Service Class 2	155	1	9	10	20	41	(32)	9	29	184
Fidelity VIP Value Portfolio - Service Class 2	121	1	18	(7)	12	11	(42)	(31)	(19)	102
Fidelity VIP Value Strategies - Service Class 2	823	2	112	(76)	38	55	(350)	(295)	(257)	566
Invesco V.I. Diversified Dividend Fund - Series I	152	2	24	(15)	11	35	(100)	(65)	(54)	98
Invesco V.I. Global Health Care Fund - Series I	609	(2)	170	(83)	85	47	(357)	(310)	(225)	384
Invesco V.I. Global Real Estate Fund - Series I	593	8	44	32	84	214	(205)	9	93	686
Invesco V.I. Managed Volatility Fund - Series I	535	16	70	12	98	246	(235)	11	109	644
Invesco V.I. Mid Cap Growth Fund - Series I	76	-	2	5	7	57	(8)	49	56	132
Invesco V.I. Small Cap Equity Fund - Series I	1,075	(3)	192	(183)	6	97	(334)	(237)	(231)	844

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2014

(Amounts in thousands)

		Changes from operations:				Changes from policy transactions:
	Net assets at December 31, 2013	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2014
WealthQuest III Group Unallocated Variable Annuity
Invesco V.I. Technology Fund - Series I	$215	$(1)	$34	$(17)	$16	$62	$(114)	$(52)	$(36)	$179
MFS Core Equity Series - Initial Class	151	1	20	(6)	15	19	(66)	(47)	(32)	119
MFS Growth Series - Initial Class	894	(2)	124	(38)	84	185	(132)	53	137	1,031
MFS Investors Trust Series - Initial Class	154	-	24	(10)	14	31	(51)	(20)	(6)	148
MFS Research Series - Initial Class	23	-	4	(2)	2	7	(13)	(6)	(4)	19
T. Rowe Price Equity Income Portfolio	2,367	31	249	(133)	147	199	(657)	(458)	(311)	2,056
T. Rowe Price International Stock Portfolio	1,554	8	96	(125)	(21)	238	(590)	(352)	(373)	1,181
T. Rowe Price Limited-Term Bond Portfolio	680	6	(6)	1	1	189	(208)	(19)	(18)	662
T. Rowe Price Mid-Cap Growth Portfolio	251	(1)	52	(18)	33	44	(77)	(33)	-	251

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$169	$-	$(8)	$20	$12	$-	$(118)	$(118)	$(106)	$63
Alger Capital Appreciation Portfolio - Class I-2	20	-	6	(1)	5	(1)	(9)	(10)	(5)	15
Alger Growth & Income Portfolio - Class I-2	63	-	1	16	17	8	(10)	(2)	15	78
Alger Large Cap Growth Portfolio - Class I-2	138	(1)	3	41	43	-	(8)	(8)	35	173
Alger Mid Cap Growth Portfolio - Class I-2	316	(3)	-	108	105	-	(11)	(11)	94	410
Alger Small Cap Growth Portfolio - Class I-2	54	(1)	9	9	17	2	-	2	19	73
Federated Fund for U.S. Government Securities II	447	8	(1)	(19)	(12)	6	(229)	(223)	(235)	212
Federated High Income Bond Fund II - Primary Shares	342	18	(1)	4	21	71	(26)	45	66	408
Federated Kaufmann Fund II - Primary Shares	137	(2)	24	18	40	(1)	(59)	(60)	(20)	117
Federated Managed Volatility Fund II	82	2	1	14	17	1	(3)	(2)	15	97
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	245	-	10	39	49	10	(33)	(23)	26	271
Fidelity VIP Asset Manager Portfolio - Initial Class	240	1	2	33	36	17	(3)	14	50	290
Fidelity VIP Contrafund Portfolio - Initial Class	1,199	(2)	(2)	339	335	13	(140)	(127)	208	1,407
Fidelity VIP Growth Opportunities Portfolio - Initial Class	373	(4)	8	130	134	2	(12)	(10)	124	497
Fidelity VIP Index 500 Portfolio - Initial Class	1,152	8	55	266	329	(1)	(174)	(175)	154	1,306
Fidelity VIP Money Market Portfolio - Service Class 2	953	(10)	-	-	(10)	7	(175)	(168)	(178)	775
Lazard Retirement Emerging Markets Portfolio	171	-	(1)	(3)	(4)	4	(9)	(5)	(9)	162
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	160	(2)	11	42	51	(1)	(35)	(36)	15	175
MFS Core Equity Series - Initial Class	164	-	10	41	51	(1)	(22)	(23)	28	192
MFS Growth Series - Initial Class	462	(5)	34	127	156	5	(47)	(42)	114	576
MFS Investors Trust Series - Initial Class	127	(1)	2	33	34	1	(17)	(16)	18	145
MFS Research Series - Initial Class	185	(1)	22	30	51	1	(45)	(44)	7	192
T. Rowe Price Equity Income Portfolio	537	1	17	112	130	-	(143)	(143)	(13)	524
T. Rowe Price International Stock Portfolio	183	(1)	2	19	20	8	(56)	(48)	(28)	155
T. Rowe Price Limited-Term Bond Portfolio	91	1	-	(1)	-	9	(2)	7	7	98
T. Rowe Price Mid-Cap Growth Portfolio	827	(10)	57	189	236	26	(273)	(247)	(11)	816
Van Eck VIP Emerging Markets Fund	254	1	-	26	27	2	(7)	(5)	22	276
Van Eck VIP Global Hard Assets Fund	87	(1)	(2)	9	6	2	(14)	(12)	(6)	81
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	172	-	10	22	32	-	(43)	(43)	(11)	161
Fidelity VIP Asset Manager Portfolio - Initial Class	81	-	1	8	9	7	(21)	(14)	(5)	76
Fidelity VIP Balanced Portfolio - Initial Class	28	1	1	4	6	1	-	1	7	35
Fidelity VIP Contrafund Portfolio - Initial Class	1,432	(6)	13	356	363	17	(327)	(310)	53	1,485
Fidelity VIP Equity-Income Portfolio - Initial Class	824	10	48	147	205	4	(79)	(75)	130	954
Fidelity VIP Growth - Initial Class	705	(9)	16	225	232	14	(47)	(33)	199	904
Fidelity VIP Growth and Income - Initial Class	74	-	4	17	21	-	(15)	(15)	6	80
Fidelity VIP Growth Opportunities Portfolio - Initial Class	9	-	-	3	3	1	-	1	4	13
Fidelity VIP High Income - Initial Class	154	7	6	(6)	7	5	(16)	(11)	(4)	150
Fidelity VIP Index 500 Portfolio - Initial Class	1,295	7	42	336	385	31	(102)	(71)	314	1,609
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
Investrac Gold Variable Annuity
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	$598	$1	$24	$(34)	$(9)	$13	$(355)	$(342)	$(351)	$247
Fidelity VIP Mid Cap Portfolio - Initial Class	550	(5)	101	76	172	7	(78)	(71)	101	651
Fidelity VIP Money Market Portfolio - Initial Class	1,503	(20)	-	-	(20)	92	(190)	(98)	(118)	1,385
Fidelity VIP Overseas Portfolio - Initial Class	212	-	(4)	63	59	2	(10)	(8)	51	263
T. Rowe Price Equity Income Portfolio	118	-	2	29	31	4	(9)	(5)	26	144
T. Rowe Price International Stock Portfolio	48	(1)	-	6	5	5	-	5	10	58
T. Rowe Price Mid-Cap Growth Portfolio	442	(4)	38	65	99	4	(257)	(253)	(154)	288
Wealthquest III Variable Annuity -No Rider
Alger Balanced Portfolio - Class I-2	524	-	57	11	68	51	(177)	(126)	(58)	466
Alger Capital Appreciation Portfolio - Class I-2	551	(5)	88	99	182	17	(41)	(24)	158	709
Alger Growth & Income Portfolio - Class I-2	114	1	-	31	32	5	(2)	3	35	149
Alger Large Cap Growth Portfolio - Class I-2	307	(1)	7	94	100	2	(23)	(21)	79	386
Alger Mid Cap Growth Portfolio - Class I-2	338	(4)	27	98	121	43	(42)	1	122	460
Alger Small Cap Growth Portfolio - Class I-2	290	(4)	53	45	94	57	(87)	(30)	64	354
Federated Fund for U.S. Government Securities II	345	7	-	(18)	(11)	-	(11)	(11)	(22)	323
Federated High Income Bond Fund II - Primary Shares	941	54	39	(42)	51	56	(370)	(314)	(263)	678
Federated Kaufmann Fund II - Primary Shares	90	(1)	14	16	29	11	(27)	(16)	13	103
Federated Managed Volatility Fund II	391	7	39	29	75	52	(179)	(127)	(52)	339
Federated Quality Bond Fund II - Primary Shares	186	6	1	(7)	-	4	(5)	(1)	(1)	185
Fidelity VIP Contrafund Portfolio - Service Class 2	2,214	(9)	120	505	616	143	(478)	(335)	281	2,495
Fidelity VIP Equity-Income Portfolio - Service Class 2	658	7	75	86	168	2	(88)	(86)	82	740
Fidelity VIP Growth and Income - Service Class 2	207	1	5	56	62	52	(29)	23	85	292
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	350	(5)	6	125	126	56	(21)	35	161	511
Fidelity VIP Growth Strategies Portfolio - Service Class 2	222	(3)	11	70	78	54	(22)	32	110	332
Fidelity VIP Index 500 Portfolio - Service Class 2	1,210	6	51	279	336	105	(392)	(287)	49	1,259
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	534	5	6	(28)	(17)	17	(40)	(23)	(40)	494
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,897	(19)	393	248	622	150	(264)	(114)	508	2,405
Fidelity VIP Money Market Portfolio - Service Class 2	1,283	(11)	-	-	(11)	118	(703)	(585)	(596)	687
Fidelity VIP Value Leaders Portfolio - Service Class 2	136	(1)	21	21	41	37	(72)	(35)	6	142
Fidelity VIP Value Portfolio - Service Class 2	147	(1)	16	25	40	2	(30)	(28)	12	159
Fidelity VIP Value Strategies - Service Class 2	239	(2)	25	32	55	-	(79)	(79)	(24)	215
Invesco V.I. Diversified Dividend Fund - Series I	38	-	1	9	10	1	(5)	(4)	6	44
Invesco V.I. Global Health Care Fund - Series I	27	-	-	11	11	7	-	7	18	45

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
Wealthquest III Variable Annuity - No Rider
Invesco V.I. Global Real Estate Fund - Series I	$506	$11	$38	$(39)	$10	$38	$(77)	$(39)	$(29)	$477
Invesco V.I. Mid Cap Growth Fund - Series I	15	-	-	5	5	1	(3)	(2)	3	18
Invesco V.I. Small Cap Equity Fund - Series I	203	(3)	13	60	70	54	(37)	17	87	290
Invesco V.I. Technology Fund - Series I	137	(2)	19	16	33	12	(11)	1	34	171
Invesco V.I. Utilities Fund - Series I	306	5	28	(7)	26	37	(102)	(65)	(39)	267
MFS Core Equity Series - Initial Class	14	-	-	5	5	(1)	-	(1)	4	18
MFS Growth Series - Initial Class	120	(2)	6	34	38	3	(14)	(11)	27	147
MFS Investors Trust Series - Initial Class	13	-	-	4	4	(1)	-	(1)	3	16
MFS Research Series - Initial Class	6	-	1	1	2	-	(2)	(2)	-	6
T. Rowe Price Equity Income Portfolio	1,602	6	102	325	433	135	(346)	(211)	222	1,824
T. Rowe Price International Stock Portfolio	1,005	(4)	33	92	121	82	(192)	(110)	11	1,016
T. Rowe Price Limited-Term Bond Portfolio	380	2	-	(5)	(3)	37	(80)	(43)	(46)	334
T. Rowe Price Mid-Cap Growth Portfolio	23	-	2	6	8	-	-	-	8	31
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	25	-	1	3	4	-	(5)	(5)	(1)	24
Alger Capital Appreciation Portfolio - Class I-2	58	(1)	19	(4)	14	-	(28)	(28)	(14)	44
Alger Growth & Income Portfolio - Class I-2	37	-	1	9	10	-	(2)	(2)	8	45
Alger Large Cap Growth Portfolio - Class I-2	83	-	3	19	22	-	(27)	(27)	(5)	78
Alger Mid Cap Growth Portfolio - Class I-2	45	(1)	1	20	20	26	(2)	24	44	89
Alger Small Cap Growth Portfolio - Class I-2	16	-	5	5	10	27	(9)	18	28	44
Federated Fund for U.S. Government Securities II	12	-	-	(1)	(1)	-	(5)	(5)	(6)	6
Federated High Income Bond Fund II - Primary Shares	94	5	2	(3)	4	1	(28)	(27)	(23)	71
Federated Kaufmann Fund II - Primary Shares	2	-	-	-	-	-	(2)	(2)	(2)	-
Federated Managed Volatility Fund II	19	1	2	-	3	(1)	(12)	(13)	(10)	9
Federated Quality Bond Fund II - Primary Shares	17	1	-	-	1	(2)	(11)	(13)	(12)	5
Fidelity VIP Contrafund Portfolio - Service Class 2	182	(1)	6	46	51	27	(36)	(9)	42	224
Fidelity VIP Equity-Income Portfolio - Service Class 2	52	-	7	5	12	-	(13)	(13)	(1)	51
Fidelity VIP Growth and Income - Service Class 2	42	-	-	13	13	-	-	-	13	55
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	19	-	-	2	2	-	(18)	(18)	(16)	3
Fidelity VIP Growth Strategies Portfolio - Service Class 2	26	-	-	9	9	-	-	-	9	35
Fidelity VIP Index 500 Portfolio - Service Class 2	224	1	3	68	72	27	(3)	24	96	320
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	9	-	-	-	-	-	(1)	(1)	(1)	8
Fidelity VIP Mid Cap Portfolio - Service Class 2	314	(3)	60	33	90	-	(78)	(78)	12	326
Fidelity VIP Money Market Portfolio - Service Class 2	732	(8)	-	-	(8)	2	(285)	(283)	(291)	441
Fidelity VIP Value Leaders Portfolio - Service Class 2	35	-	(4)	14	10	-	(21)	(21)	(11)	24
Fidelity VIP Value Portfolio - Service Class 2	40	(1)	4	8	11	1	-	1	12	52
Fidelity VIP Value Strategies - Service Class 2	16	-	1	4	5	(1)	(2)	(3)	2	18
Invesco V.I. Diversified Dividend Fund - Series I	8	-	1	1	2	-	(3)	(3)	(1)	7

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
Wealthquest III Variable Annuity - 6 yr Ratchet
Invesco V.I. Global Health Care Fund - Series I	$30	$-	$-	$12	$12	$-	$-	$-	$12	$42
Invesco V.I. Global Real Estate Fund - Series I	32	1	4	(5)	-	1	(10)	(9)	(9)	23
Invesco V.I. Small Cap Equity Fund - Series I	1	-	-	-	-	-	(1)	(1)	(1)	-
Invesco V.I. Technology Fund - Series I	30	-	3	5	8	-	-	-	8	38
Invesco V.I. Utilities Fund - Series I	37	1	4	(1)	4	2	(11)	(9)	(5)	32
MFS Core Equity Series - Initial Class	1	-	-	-	-	1	-	1	1	2
MFS Growth Series - Initial Class	24	-	1	8	9	-	(1)	(1)	8	32
MFS Investors Trust Series - Initial Class	79	-	1	21	22	-	(12)	(12)	10	89
MFS Research Series - Initial Class	-	-	-	-	-	-	-	-	-	-
T. Rowe Price Equity Income Portfolio	453	1	25	93	119	26	(137)	(111)	8	461
T. Rowe Price International Stock Portfolio	120	(1)	13	(3)	9	2	(69)	(67)	(58)	62
T. Rowe Price Limited-Term Bond Portfolio	42	-	-	-	-	5	(13)	(8)	(8)	34
T. Rowe Price Mid-Cap Growth Portfolio	3	-	-	1	1	-	-	-	1	4
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	2	-	-	-	-	-	-	-	-	2
Alger Growth & Income Portfolio - Class I-2	1	-	-	-	-	-	-	-	-	1
Alger Mid Cap Growth Portfolio - Class I-2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Contrafund Portfolio - Service Class 2	-	-	-	-	-	-	-	-	-	-
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	9	-	-	-	-	(1)	(8)	(9)	(9)	-
Fidelity VIP Mid Cap Portfolio - Service Class 2	10	-	2	1	3	(1)	(9)	(10)	(7)	3
Fidelity VIP Money Market Portfolio - Service Class 2	6	-	-	-	-	-	(6)	(6)	(6)	-
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	19	-	-	2	2	1	(1)	-	2	21
Alger Capital Appreciation Portfolio - Class I-2	54	(1)	9	9	17	-	(4)	(4)	13	67
Alger Growth & Income Portfolio - Class I-2	108	-	1	29	30	-	-	-	30	138
Alger Large Cap Growth Portfolio - Class I-2	131	(1)	5	32	36	3	(26)	(23)	13	144
Alger Mid Cap Growth Portfolio - Class I-2	164	(2)	(4)	60	54	-	(6)	(6)	48	212
Alger Small Cap Growth Portfolio - Class I-2	105	(2)	17	18	33	-	(5)	(5)	28	133
Federated High Income Bond Fund II - Primary Shares	245	15	-	(8)	7	3	(204)	(201)	(194)	51
Federated Kaufmann Fund II - Primary Shares	23	-	3	6	9	-	(2)	(2)	7	30
Federated Managed Volatility Fund II	7	-	-	1	1	1	-	1	2	9
Federated Quality Bond Fund II - Primary Shares	54	1	-	(2)	(1)	1	-	1	-	54
Fidelity VIP Contrafund Portfolio - Service Class 2	423	(3)	(1)	125	121	1	(21)	(20)	101	524
Fidelity VIP Equity-Income Portfolio - Service Class 2	23	1	2	4	7	-	(1)	(1)	6	29
Fidelity VIP Growth and Income - Service Class 2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	13	-	-	4	4	-	(2)	(2)	2	15
Fidelity VIP Growth Strategies Portfolio - Service Class 2	-	-	-	-	-	1	-	1	1	1
Fidelity VIP Index 500 Portfolio - Service Class 2	333	-	4	95	99	4	(10)	(6)	93	426
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1	-	-	-	-	-	-	-	-	1
Fidelity VIP Mid Cap Portfolio - Service Class 2	207	(3)	35	37	69	2	(14)	(12)	57	264

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
Wealthquest III Variable Annuity - 5% Rollup
Fidelity VIP Money Market Portfolio - Service Class 2	$155	$(2)	$-	$-	$(2)	$9	$(5)	$4	$2	$157
Fidelity VIP Value Portfolio - Service Class 2	17	-	2	4	6	(1)	-	(1)	5	22
Fidelity VIP Value Strategies - Service Class 2	32	(1)	-	9	8	2	(1)	1	9	41
Invesco V.I. Diversified Dividend Fund - Series I	21	1	-	6	7	1	-	1	8	29
Invesco V.I. Global Health Care Fund - Series I	31	(1)	-	12	11	1	(1)	-	11	42
Invesco V.I. Global Real Estate Fund - Series I	64	1	2	(3)	-	10	(4)	6	6	70
Invesco V.I. Technology Fund - Series I	7	-	1	1	2	(1)	-	(1)	1	8
Invesco V.I. Utilities Fund - Series I	26	1	1	-	2	2	(5)	(3)	(1)	25
MFS Core Equity Series - Initial Class	88	(1)	1	29	29	-	-	-	29	117
MFS Growth Series - Initial Class	154	(2)	13	35	46	1	(25)	(24)	22	176
MFS Investors Trust Series - Initial Class	-	-	-	-	-	-	-	-	-	-
MFS Research Series - Initial Class	25	-	10	(9)	1	-	(26)	(26)	(25)	-
T. Rowe Price Equity Income Portfolio	297	-	2	80	82	1	(15)	(14)	68	365
T. Rowe Price International Stock Portfolio	51	(1)	1	6	6	2	(1)	1	7	58
T. Rowe Price Limited-Term Bond Portfolio	122	-	-	(2)	(2)	13	(2)	11	9	131
T. Rowe Price Mid-Cap Growth Portfolio	134	(2)	15	34	47	(1)	-	(1)	46	180
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	472	4	17	44	65	98	(140)	(42)	23	495
Alger Capital Appreciation Portfolio - Class I-2	657	1	135	78	214	87	(163)	(76)	138	795
Alger Growth & Income Portfolio - Class I-2	165	3	32	10	45	135	(130)	5	50	215
Alger Large Cap Growth Portfolio - Class I-2	243	1	13	72	86	99	(92)	7	93	336
Alger Mid Cap Growth Portfolio - Class I-2	718	(1)	105	121	225	89	(273)	(184)	41	759
Alger Small Cap Growth Portfolio - Class I-2	745	(3)	140	89	226	67	(212)	(145)	81	826
Federated Fund for U.S. Government Securities II	640	18	(13)	(20)	(15)	54	(321)	(267)	(282)	358
Federated High Income Bond Fund II - Primary Shares	1,464	88	18	(17)	89	241	(409)	(168)	(79)	1,385
Federated Kaufmann Fund II - Primary Shares	380	(1)	61	69	129	44	(136)	(92)	37	417
Federated Managed Volatility Fund II	639	18	10	109	137	78	(68)	10	147	786
Federated Quality Bond Fund II - Primary Shares	1,063	21	25	(39)	7	130	(627)	(497)	(490)	573
Fidelity VIP Asset Manager Portfolio - Service Class 2	6	-	-	1	1	-	-	-	1	7
Fidelity VIP Contrafund Portfolio - Service Class 2	2,365	12	253	376	641	182	(615)	(433)	208	2,573
Fidelity VIP Equity-Income Portfolio - Service Class 2	222	4	27	25	56	69	(89)	(20)	36	258
Fidelity VIP Growth and Income - Service Class 2	109	2	8	25	35	35	(30)	5	40	149
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	309	(1)	38	65	102	48	(89)	(41)	61	370
Fidelity VIP Growth Strategies Portfolio - Service Class 2	452	(2)	63	98	159	170	(196)	(26)	133	585
Fidelity VIP Index 500 Portfolio - Service Class 2	856	14	47	215	276	238	(173)	65	341	1,197

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

Year ended December 31, 2013

(Amounts in thousands)

		Changes from operations:				Changes from policy
	Net assets at December 31, 2012	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or (depreciation) of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2013
WealthQuest III Group Unallocated Variable Annuity
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	$585	$9	$4	$(25)	$(12)	$66	$(179)	$(113)	$(125)	$460
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,904	(1)	418	212	629	252	(501)	(249)	380	2,284
Fidelity VIP Money Market Portfolio - Service Class 2	4,953	(16)	-	-	(16)	1,784	(2,341)	(557)	(573)	4,380
Fidelity VIP Value Leaders Portfolio - Service Class 2	109	1	5	33	39	34	(27)	7	46	155
Fidelity VIP Value Portfolio - Service Class 2	172	1	45	(9)	37	49	(137)	(88)	(51)	121
Fidelity VIP Value Strategies - Service Class 2	597	3	37	141	181	157	(112)	45	226	823
Invesco V.I. Diversified Dividend Fund - Series I	143	4	23	13	40	75	(106)	(31)	9	152
Invesco V.I. Global Health Care Fund - Series I	345	2	44	115	161	213	(110)	103	264	609
Invesco V.I. Global Real Estate Fund - Series I	705	21	43	(46)	18	142	(272)	(130)	(112)	593
Invesco V.I. Mid Cap Growth Fund - Series I	69	-	1	18	19	16	(28)	(12)	7	76
Invesco V.I. Small Cap Equity Fund - Series I	675	(3)	43	221	261	239	(100)	139	400	1,075
Invesco V.I. Technology Fund - Series I	295	(1)	43	12	54	45	(179)	(134)	(80)	215
Invesco V.I. Utilities Fund - Series I	570	14	32	8	54	31	(120)	(89)	(35)	535
MFS Core Equity Series - Initial Class	112	1	6	28	35	37	(33)	4	39	151
MFS Growth Series - Initial Class	595	(1)	28	206	233	135	(69)	66	299	894
MFS Investors Trust Series - Initial Class	129	1	9	29	39	28	(42)	(14)	25	154
MFS Research Series - Initial Class	38	-	6	2	8	18	(41)	(23)	(15)	23
T. Rowe Price Equity Income Portfolio	2,039	26	164	374	564	269	(505)	(236)	328	2,367
T. Rowe Price International Stock Portfolio	1,840	7	103	98	208	173	(667)	(494)	(286)	1,554
T. Rowe Price Limited-Term Bond Portfolio	917	8	(7)	(3)	(2)	80	(315)	(235)	(237)	680
T. Rowe Price Mid-Cap Growth Portfolio	233	(1)	6	48	53	87	(122)	(35)	18	251

See accompanying notes to the financial statements.

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

American National Variable Annuity Separate Account (“Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2014, there are 65 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, Van Eck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

On April 30, 2012, the Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund. On the same day, the Invesco V.I. Capital Development Fund merged into the Invesco Van Kampen V.I. Mid Cap Growth Fund. Activities prior to the merger are reflected as part of the Invesco V.I. Capital Development Fund, while activities after the merger are reflected as part of the Invesco Van Kampen V.I. Mid Cap Growth Fund.

On April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund. A name change notification was received from the fund manager indicating that Invesco V.I. Utilities Fund’s new name will be Invesco V.I. Managed Volatility effective April 30, 2014.

On March 27, 2015, MFS Core Equity Series (VIT) Fund reorganized and merged into MFS Core Equity Portfolio (VIT II). Activities prior to the merger are reflected as part of the MFS Core Equity Series (VIT) Fund, while activities after the merger are reflected as part of the MFS Core Equity Portfolio (VIT II).

On April 24, 2015, the Fidelity VIP Growth Strategies Portfolio merged into the Fidelity VIP Mid Cap Portfolio. Activities prior to the merger are reflected as part of the Fidelity VIP Growth Strategies Portfolio, while activities after the merger are reflected as part of the Fidelity VIP Mid Cap Portfolio. On the same day, Fidelity VIP Value Leaders Portfolio merged into Fidelity VIP Value Portfolio. Activities prior to the merger are reflected as part of the Fidelity VIP Value Leaders Portfolio, while activities after the merger are reflected as part of the Fidelity VIP Value Portfolio.

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management’s estimates.

Investments ... Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Unadjusted quoted prices from active markets for identical assets.
Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly from market data or can be corroborated through observed market data.
Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

(2)	SECURITY PURCHASES AND SALES

For the period ended December 31, 2014, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):

Fund	Purchases	Sales

Alger Balanced Portfolio - Class I-2	$135	$229
Alger Capital Appreciation Portfolio - Class I-2	455	414
Alger Growth & Income Portfolio - Class I-2	95	245
Alger Large Cap Growth Portfolio - Class I-2	329	345
Alger Mid Cap Growth Portfolio - Class I-2	47	763
Alger Small Cap Growth Portfolio - Class I-2	171	712
Federated Fund for U.S. Government Securities II	158	369
Federated High Income Bond Fund II - Primary Shares	519	903
Federated Kaufmann Fund II - Primary Shares	129	138
Federated Managed Volatility Fund II	264	164
Federated Quality Bond Fund II - Primary Shares	126	414
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	9	11
Fidelity VIP Asset Manager Portfolio - Initial Class	26	32
Fidelity VIP Balanced Portfolio - Initial Class	20	43
Fidelity VIP Contrafund Portfolio - Initial Class	119	424
Fidelity VIP Contrafund Portfolio - Service Class 2	296	2,221
Fidelity VIP Equity-Income Portfolio - Initial Class	65	170
Fidelity VIP Equity-Income Portfolio - Service Class 2	155	128
Fidelity VIP Growth - Initial Class	22	60
Fidelity VIP Growth and Income - Initial Class	1	9
Fidelity VIP Growth and Income - Service Class 2	76	108
Fidelity VIP Growth Opportunities Portfolio - Initial Class	2	32
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	69	258
Fidelity VIP Growth Strategies Portfolio - Service Class 2	62	330
Fidelity VIP High Income - Initial Class	21	46
Fidelity VIP Index 500 Portfolio - Initial Class	55	549
Fidelity VIP Index 500 Portfolio - Service Class 2	265	1,185
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	29	268
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	109	362
Fidelity VIP Mid Cap Portfolio - Initial Class	30	35
Fidelity VIP Mid Cap Portfolio - Service Class 2	394	1,563
Fidelity VIP Money Market Portfolio - Initial Class	111	376
Fidelity VIP Money Market Portfolio - Service Class 2	1,331	1,906
Fidelity VIP Overseas Portfolio - Initial Class	4	87
Fidelity VIP Value Leaders Portfolio - Service Class 2	46	117
Fidelity VIP Value Portfolio - Service Class 2	31	92
Fidelity VIP Value Strategies - Service Class 2	118	376
Invesco V.I. Diversified Dividend Fund - Series I	41	121
Invesco V.I. Global Health Care Fund - Series I	76	387
Invesco V.I. Global Real Estate Fund - Series I	263	318
Invesco V.I. Managed Volatility Fund - Series I	320	329
Invesco V.I. Mid Cap Growth Fund	56	10
Invesco V.I. Small Cap Equity Fund - Series I	249	456
Invesco V.I. Technology Fund - Series I	90	158
Lazard Retirement Emerging Markets Portfolio	6	8
Lazard Retirement Small/Mid Cap Portfolio	28	20
MFS Core Equity Series - Initial Class	23	211
MFS Growth Series - Initial Class	314	360
MFS Investors Trust Series - Initial Class	62	90
MFS Research Series - Initial Class	21	82
T. Rowe Price Equity Income Portfolio	400	1,677
T. Rowe Price International Stock Portfolio	386	825
T. Rowe Price Limited-Term Bond Portfolio	358	385
T. Rowe Price Mid-Cap Growth Portfolio	239	350
Van Eck VIP Emerging Markets Fund - Initial Class	30	51
Van Eck VIP Global Hard Assets Fund - Initial Class	2	52

Total	$8,858	$21,374

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges…Mortality risk and expense risk charges are assessed daily against the Separate Account’s net asset value. This fee was assessed during 2014 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%

Investrac Gold Variable Annuity	1.25%

Group Unallocated Variable Annuity	0.35%

WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)

WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)

WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)

WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)

WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges... The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$ 0 – 500,000	0.90%
$500,001 – 1,000,000	0.70%
$1,000,001 – 3,000,000	0.50%
$3,000,001 – 5,000,000	0.25%
$ 5,000,001 and above	0%

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge... Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

(4) FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns. The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2
2014	716	1.33 to 1.55	1,050	1.93	1.20 to 1.55	7.50 to 8.96
2013	793	1.24 to 1.42	1,069	1.15	1.20 to 1.55	13.51 to 14.88
2012	1,032	1.09 to 1.24	1,209	1.35	1.20 to 1.55	4.59 to 5.86
2011	1,444	1.04 to 1.17	1,605	3.19	1.20 to 1.55	(1.51) to (0.32)
2010	2,074	1.06 to 1.17	2,342	2.80	1.20 to 1.55	8.64 to 9.95
Alger Capital Appreciation Portfolio - Class I-2
2014	925	1.55 to 1.88	1,643	14.91	1.20 to 1.55	12.00 to 13.27
2013	1,036	1.44 to 1.66	1,632	11.59	1.20 to 1.55	33.11 to 34.72
2012	1,141	1.08 to 1.23	1,341	1.02	1.20 to 1.55	16.47 to 17.89
2011	1,435	0.89 to 1.05	1,437	0.13	1.20 to 1.55	(1.83) to (0.65)
2010	2,064	0.90 to 1.05	2,100	0.42	1.20 to 1.55	12.27 to 13.63
Alger Growth & Income Portfolio - Class I-2
2014	393	1.23 to 1.43	531	2.18	1.20 to 1.55	10.75 to 11.97
2013	530	1.11 to 1.28	626	1.97	1.20 to 1.55	27.92 to 29.46
2012	531	0.87 to 0.99	488	3.19	1.20 to 1.55	10.61 to 11.95
2011	681	0.78 to 0.88	562	1.94	1.20 to 1.55	4.88 to 6.14
2010	1,023	0.73 to 0.83	812	1.57	1.20 to 1.55	10.54 to 11.88
Alger Large Cap Growth Portfolio - Class I-2
2014	803	1.19 to 1.39	1,040	15.22	1.20 to 1.55	9.17 to 10.88
2013	960	1.09 to 1.25	1,117	0.78	1.20 to 1.55	33.00 to 34.61
2012	1,038	0.82 to 0.93	902	1.19	1.20 to 1.55	8.17 to 9.48
2011	1,179	0.76 to 0.85	940	1.28	1.20 to 1.55	(1.88) to (0.70)
2010	2,134	0.77 to 0.86	1,766	0.79	1.20 to 1.55	11.64 to 12.99
Alger Mid Cap Growth Portfolio - Class I-2
2014	774	1.58 to 1.84	1,337	-	1.20 to 1.55	6.08 to 7.43
2013	1,207	1.49 to 1.71	1,930	0.34	1.20 to 1.55	33.75 to 35.37
2012	1,322	1.11 to 1.27	1,581	-	1.20 to 1.55	14.41 to 15.80
2011	1,827	0.97 to 1.09	1,892	0.36	1.20 to 1.55	(9.68) to (8.59)
2010	2,347	1.08 to 1.20	2,692	-	1.20 to 1.55	17.55 to 18.96
Alger Small Cap Growth Portfolio - Class I-2
2014	522	1.36 to 1.63	801	6.71	1.20 to 1.55	(0.89) to 0.35
2013	925	1.41 to 1.62	1,430	13.12	1.20 to 1.55	32.2 to 33.79
2012	1,039	1.07 to 1.21	1,211	21.18	1.20 to 1.55	10.76 to 12.10
2011	1,438	0.93 to 1.08	1,491	-	1.20 to 1.55	(4.67) to (3.52)
2010	2,262	0.97 to 1.12	2,451	-	1.20 to 1.55	23.37 to 24.86
Federated Equity Income Fund II:
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	3.62	1.20 to 1.55	1.64 to 1.87
Federated Fund for U.S. Government Securities II
2014	481	1.27 to 1.72	697	3.37	1.20 to 1.55	3.06 to 3.96
2013	661	1.23 to 1.34	899	3.66	1.20 to 1.55	(3.32) to (2.39)
2012	1,005	1.27 to 1.37	1,443	4.08	1.20 to 1.55	1.64 to 2.61
2011	1,119	1.25 to 1.69	1,576	4.13	1.20 to 1.55	4.41 to 5.41
2010	1,270	1.16 to 1.56	1,694	4.55	1.20 to 1.55	3.81 to 4.80
Federated High Income Bond Fund II - Primary Shares
2014	937	2.07 to 2.41	2,125	6.22	1.20 to 1.55	1.15 to 2.41
2013	1,157	2.05 to 2.35	2,593	7.18	1.20 to 1.55	5.34 to 6.61
2012	1,471	1.94 to 2.21	3,086	8.10	1.20 to 1.55	12.92 to 14.29
2011	1,751	1.72 to 1.93	3,228	9.04	1.20 to 1.55	3.55 to 4.80
2010	2,191	1.66 to 1.84	3,873	8.45	1.20 to 1.55	12.97 to 14.33

Federated Kaufmann Fund II - Primary Shares
2014	296	2.01 to 2.26	650	10.24	1.20 to 1.55	8.00 to 9.43
2013	331	1.86 to 2.07	667	8.53	1.20 to 1.55	37.97 to 39.63
2012	436	1.35 to 1.48	633	-	1.20 to 1.55	15.48 to 16.88
2011	527	1.17 to 1.27	654	1.29	1.20 to 1.55	(14.61) to (13.58)
2010	876	1.37 to 1.46	1,268	0.06	1.20 to 1.55	16.18 to 17.58
Federated Managed Volatility Fund II
2014	755	1.48 to 1.72	1,261	10.34	1.20 to 1.55	2.32 to 3.41
2013	773	1.45 to 1.66	1,240	3.01	1.20 to 1.55	19.87 to 21.32
2012	863	1.21 to 1.37	1,138	9.06	1.20 to 1.55	11.79 to 13.15
2011	1,226	1.08 to 1.21	1,442	4.03	1.20 to 1.55	3.17 to 4.41
2010	1,347	1.05 to 1.16	1,523	3.10	1.20 to 1.55	10.36 to 11.69
Federated Mid Cap Growth Strategies Fund II
2014	-	-	-	-	-	-
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	1.20 to 1.55	3.47 to 3.71
Federated Quality Bond Fund II - Primary Shares
2014	355	1.37 to 1.53	530	4.71	1.20 to 1.55	2.31 to 3.13
2013	565	1.34 to 1.48	818	3.13	1.20 to 1.55	(0.52) to 0.68
2012	908	1.34 to 1.47	1,320	3.93	1.20 to 1.55	8.03 to 9.34
2011	900	1.24 to 1.35	1,194	3.86	1.20 to 1.55	0.70 to 1.92
2010	698	1.24 to 1.32	896	4.29	1.20 to 1.55	6.84 to 8.13
Fidelity VIP Asset Manager Growth Portfolio - Initial Class
2014	221	1.80 to 2.62	451	1.18	1.25 to 1.40	4.32 to 4.45
2013	222	2.51 to 1.72	432	1.23	1.25 to 1.40	20.71 to 20.89
2012	254	2.08 to 1.43	417	1.86	1.25 to 1.40	13.84 to 14.01
2011	256	1.25 to 1.83	368	1.39	1.25 to 1.40	(7.47) to (7.33)
2010	446	1.35 to 1.98	691	1.43	1.25 to 1.40	14.73 to 14.90
Fidelity VIP Asset Manager Portfolio - Initial Class
2014	170	1.96 to 2.92	359	6.20	1.25 to 1.40	4.36 to 4.46
2013	182	2.80 to 1.88	366	1.85	1.25 to 1.40	14.10 to 14.27
2012	179	2.45 to 1.64	321	2.31	1.25 to 1.40	10.91 to 11.08
2011	188	1.48 to 2.21	304	2.48	1.25 to 1.40	(3.91) to (3.77)
2010	196	1.54 to 2.30	332	2.11	1.25 to 1.40	12.68 to 12.85
Fidelity VIP Asset Manager Portfolio - Service Class 2
2014	4	1.72	7	6.02	1.25	5.47
2013	4	1.63	7	1.62	1.25	14.94
2012	4	1.42	6	2.12	1.25	11.84
2011	4	1.27	5	2.29	1.25	(3.15)
2010	4	1.31	5	1.94	1.25	13.56
Fidelity VIP Balanced Portfolio - Initial Class
2014	6	1.76	10	18.69	1.40	8.63
2013	21	1.62	35	6.01	1.40	18.00
2012	20	1.37	28	7.13	1.40	13.46
2011	95	1.21	115	3.52	1.40	(4.95)
2010	12	1.27	16	0.66	1.40	16.43
Fidelity VIP Contrafund Portfolio - Initial Class
2014	724	3.15 to 5.45	2,824	2.85	1.25 to 1.40	10.30 to 10.51
2013	794	4.94 to 2.85	2,892	1.05	1.25 to 1.40	29.46 to 29.66
2012	920	3.82 to 2.20	2,631	1.34	1.25 to 1.40	14.79 to 14.96
2011	1,118	1.91 to 3.32	2,801	0.91	1.25 to 1.40	(3.88) to (3.73)
2010	1,509	1.99 to 3.46	3,877	1.22	1.25 to 1.40	15.59 to 15.76
Fidelity VIP Contrafund Portfolio - Service Class 2
2014	1,922	2.05 to 2.39	4,319	2.33	1.20 to 1.55	9.79 to 11.32
2013	2,868	1.87 to 2.15	5,816	0.85	1.20 to 1.55	28.94 to 30.50
2012	3,314	1.45 to 1.65	5,185	1.08	1.20 to 1.55	14.35 to 15.73
2011	4,135	1.27 to 1.42	5,638	0.73	1.20 to 1.55	(4.28) to (3.12)
2010	5,307	1.32 to 1.47	7,533	0.95	1.20 to 1.55	15.13 to 16.52

Fidelity VIP Equity-Income Portfolio - Initial Class
2014	223	3.98	888	4.06	1.40	7.18
2013	257	3.71	954	9.15	1.40	26.37
2012	280	2.94	824	9.56	1.40	15.67
2011	305	2.54	775	2.30	1.40	(0.43)
2010	381	2.55	973	1.83	1.40	13.55
Fidelity VIP Equity-Income Portfolio - Service Class 2
2014	675	1.61 to 1.81	1,149	4.14	1.20 to 1.55	6.90 to 8.29
2013	683	1.51 to 1.67	1,078	8.99	1.20 to 1.55	25.86 to 27.38
2012	766	1.20 to 1.31	955	8.94	1.20 to 1.55	15.25 to 16.64
2011	959	1.04 to 1.12	1,028	2.89	1.20 to 1.55	(0.89) to 0.30
2010	619	1.05 to 1.12	667	1.56	1.20 to 1.55	13.15 to 14.52
Fidelity VIP Growth - Initial Class
2014	234	4.13	966	0.19	1.40	9.88
2013	240	3.76	904	0.36	1.40	34.44
2012	252	2.80	705	0.57	1.40	13.09
2011	324	2.47	802	0.71	1.40	(1.19)
2010	375	2.50	939	0.57	1.40	22.45
Fidelity VIP Growth and Income - Initial Class
2014	48	1.64	78	1.73	1.40	9.26
2013	53	1.50	80	1.78	1.40	31.71
2012	65	1.14	74	2.42	1.40	16.91
2011	64	0.97	63	1.83	1.40	0.20
2010	64	0.97	63	0.73	1.40	13.27
Fidelity VIP Growth and Income - Service Class 2
2014	264	1.81 to 2.04	505	1.55	1.20 to 1.55	8.36 to 10.06
2013	283	1.67 to 1.85	497	1.78	1.20 to 1.55	31.20 to 32.78
2012	269	1.27 to 1.40	359	2.00	1.20 to 1.55	16.42 to 17.83
2011	314	1.09 to 1.18	358	1.22	1.20 to 1.55	0.40 to 1.61
2010	523	1.10 to 1.17	600	0.46	1.20 to 1.55	12.79 to 14.15
Fidelity VIP Growth Opportunities Portfolio - Initial Class
2014	302	1.34 to 1.80	537	0.32	1.25 to 1.40	10.45 to 11.03
2013	317	1.21 to 1.62	510	0.37	1.25 to 1.40	35.98 to 36.19
2012	324	0.89 to 1.19	383	0.41	1.25 to 1.40	17.94 to 18.12
2011	376	0.76 to 1.01	376	0.15	1.25 to 1.40	0.88 to 1.03
2010	506	0.75 to 1.00	500	0.20	1.25 to 1.40	22.02 to 22.20
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
2014	536	1.38 to 1.60	800	0.07	1.20 to 1.55	10.40 to 11.31
2013	661	1.25 to 1.44	899	0.10	1.20 to 1.55	35.42 to 37.06
2012	691	0.92 to 1.05	690	0.13	1.20 to 1.55	17.48 to 18.90
2011	1,000	0.79 to 0.88	848	-	1.20 to 1.55	0.40 to 1.61
2010	1,274	0.78 to 0.87	1,075	-	1.20 to 1.55	21.57 to 23.04
Fidelity VIP Growth Strategies Portfolio - Service Class 2
2014	506	1.41 to 1.64	788	-	1.20 to 1.55	11.55 to 13.28
2013	683	1.26 to 1.45	953	0.07	1.20 to 1.55	34.61 to 36.23
2012	679	0.94 to 1.06	700	-	1.20 to 1.55	9.81 to 11.14
2011	755	0.86 to 0.96	704	-	1.20 to 1.55	(10.61) to (9.53)
2010	859	0.96 to 1.06	894	-	1.20 to 1.55	22.77 to 24.25
Fidelity VIP High Income - Initial Class
2014	53	2.29	121	5.28	1.40	(0.46)
2013	65	2.30	150	5.69	1.40	4.47
2012	70	2.20	154	5.99	1.40	12.63
2011	69	1.95	135	6.72	1.40	2.59
2010	75	1.91	143	7.90	1.40	12.24
Fidelity VIP Index 500 Portfolio - Initial Class
2014	830	2.28 to 4.83	2,725	1.60	1.25 to 1.40	12.10 to 12.40
2013	1,017	4.31 to 2.03	2,915	2.87	1.25 to 1.40	30.41 to 30.60
2012	1,134	3.30 to 1.55	2,447	3.41	1.25 to 1.40	14.30 to 14.47
2011	1,296	1.36 to 2.89	2,411	4.33	1.25 to 1.40	0.62 to 0.77
2010	1,839	1.35 to 2.87	3,371	3.68	1.25 to 1.40	13.43 to 13.59

Fidelity VIP Index 500 Portfolio - Service Class 2
2014	1,650	1.50 to 1.68	2,593	1.40	1.20 to 1.55	12.05 to 13.00
2013	2,301	1.29 to 1.49	3,202	2.72	1.20 to 1.55	29.88 to 31.45
2012	2,472	1.00 to 1.13	2,623	3.07	1.20 to 1.55	13.85 to 15.23
2011	3,575	1.25 to 1.83	3,344	4.14	1.20 to 1.55	0.22 to 1.43
2010	5,119	0.87 to 0.97	4,775	3.52	1.20 to 1.55	12.97 to 14.33
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
2014	6	2.49	15	4.73	1.40	4.20
2013	103	2.39	247	2.14	1.40	(3.14)
2012	242	2.47	598	5.37	1.40	4.42
2011	201	2.36	474	5.23	1.40	5.85
2010	254	2.23	566	5.33	1.40	6.31
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
2014	511	1.33 to 1.49	740	1.76	1.20 to 1.55	3.76 to 5.34
2013	708	1.27 to 1.41	963	3.23	1.20 to 1.55	(3.57) to (2.41)
2012	810	1.32 to 1.45	1,137	5.06	1.20 to 1.55	3.97 to 5.23
2011	833	1.27 to 1.38	1,110	4.52	1.20 to 1.55	5.27 to 6.66
2010	1,610	1.21 to 1.29	2,027	6.85	1.20 to 1.55	5.89 to 7.17
Fidelity VIP Mid Cap Portfolio - Initial Class
2014	134	4.98	669	2.55	1.40	4.84
2013	137	4.75	651	13.05	1.40	34.34
2012	155	3.54	550	8.79	1.40	13.23
2011	162	3.12	507	0.40	1.40	(11.85)
2010	195	3.54	692	0.68	1.40	27.05
Fidelity VIP Mid Cap Portfolio - Service Class 2
2014	1,220	3.20 to 3.71	4,251	2.47	1.20 to 1.55	4.40 to 5.74
2013	1,592	3.06 to 3.51	5,282	13.28	1.20 to 1.55	33.78 to 35.39
2012	1,758	2.29 to 2.59	4,333	7.58	1.20 to 1.55	12.79 to 14.16
2011	2,367	2.03 to 2.27	5,144	0.17	1.20 to 1.55	(12.22) to (11.16)
2010	3,446	2.31 to 2.56	8,472	0.42	1.20 to 1.55	26.60 to 28.12
Fidelity VIP Money Market Portfolio - Initial Class
2014	832	1.35	1,120	0.01	1.40	(1.10)
2013	1,015	1.36	1,385	0.03	1.40	(1.36)
2012	1,086	1.38	1,503	0.14	1.40	(1.26)
2011	1,161	1.40	1,627	0.11	1.40	(1.28)
2010	1,780	1.42	2,527	0.34	1.40	(1.15)
Fidelity VIP Money Market Portfolio - Service Class 2
2014	6,028	0.93 to 0.98	5,865	0.01	1.20 to 1.55	(1.70) to (0.80)
2013	6,592	0.94 to 0.99	6,440	0.01	1.20 to 1.55	(1.53) to (0.34)
2012	8,235	0.96 to 0.99	8,082	0.01	1.20 to 1.55	(1.54) to (0.34)
2011	14,374	0.97 to 0.99	14,228	0.01	1.20 to 1.55	(1.52) to (0.33)
2010	16,709	0.99 to 1.00	16,637	0.14	1.20 to 1.55	(0.97) to (0.16)
Fidelity VIP Overseas Portfolio - Initial Class
2014	76	2.14	162	1.12	1.40	(9.37)
2013	112	2.36	263	1.74	1.40	28.62
2012	116	1.84	212	2.56	1.40	19.05
2011	159	1.54	246	1.41	1.40	(18.31)
2010	245	1.89	463	1.51	1.40	11.54
Fidelity VIP Value Leaders Portfolio - Service Class 2
2014	179	1.47 to 1.53	270	0.83	1.20 to 1.55	6.61 to 11.78
2013	232	1.32 to 1.44	321	0.39	1.20 to 1.55	33.14 to 34.40
2012	274	0.99 to 1.07	281	2.23	1.20 to 1.55	12.15 to 13.22
2011	292	0.98 to 1.03	266	1.12	1.20 to 1.55	(9.39) to (8.52)
2010	332	0.96 to 1.03	333	1.26	1.20 to 1.55	8.28 to 9.42
Fidelity VIP Value Portfolio - Service Class 2
2014	174	1.71 to 1.92	313	4.85	1.20 to 1.55	9.54 to 11.00
2013	216	1.56 to 1.73	354	8.29	1.20 to 1.55	30.15 to 31.72
2012	297	1.20 to 1.31	376	1.41	1.20 to 1.55	18.69 to 20.13
2011	365	1.01 to 1.09	385	0.63	1.20 to 1.55	(4.17) to (3.02)
2010	539	1.05 to 1.13	594	1.14	1.20 to 1.55	15.71 to 17.11

Fidelity VIP Value Strategies - Service Class 2
2014	424	1.93 to 2.17	889	0.71	1.20 to 1.55	4.88 to 6.39
2013	549	1.84 to 2.04	1,097	0.69	1.20 to 1.55	28.18 to 29.73
2012	575	1.43 to 1.57	883	0.69	1.20 to 1.55	25.10 to 26.62
2011	724	1.15 to 1.24	877	0.68	1.20 to 1.55	(10.43) to (9.35)
2010	919	1.28 to 1.37	1,228	0.28	1.20 to 1.55	24.40 to 25.90
Investco V.I. Capital Development Fund - Series I
2014	-	-	-	-		-
2013	-	-	-	-	1.20 to 1.55	-
2012	-	-	-	-	1.20 to 1.55	(54.57) to (54.48)
2011	5	21.19 to 21.38	101	-	1.20 to 1.55	(18.51) to (17.85)
2010	-	-	-	-	-	-
Invesco V.I. Diversified Dividend Fund - Series I
2014	4	39.28 to 41.09	169	1.51	1.20 to 1.55	11.10 to 12.44
2013	6	35.36 to 36.55	232	2.84	1.20 to 1.55	-
2012	8	27.40 to 27.99	210	2.24	1.20 to 1.55	16.89 to 18.31
2011	7	23.44 to 23.66	172	-	1.20 to 1.55	(8.65) to (7.91)
2010	-	-	-	-	-	-
Invesco V.I. Dynamics Fund - Series I
2014	-	-	-	-	-	-
2013	-	-	-	-	1.20 to 1.55	-
2012	-	-	-	-	1.20 to 1.55	-
2011	-	-	-	-	1.20 to 1.55	10.91 to 11.34
2010	114	0.99 to 1.09	123	-	1.20 to 1.55	21.92 to 23.39
Invesco V.I. Financial Services Fund - Series I
2014	-	-	-	-	-	-
2013	-	-	-	-	1.20 to 1.55	-
2012	-	-	-	-	1.20 to 1.55	-
2011	-	-	-	0.19	1.20 to 1.55	6.07 to 6.48
2010	464	0.55 to 0.60	276	0.10	1.20 to 1.55	8.89 to 9.93
Invesco V.I. Global Health Care Fund - Series I
2014	205	2.24 to 2.59	515	3.63	1.20 to 1.55	17.98 to 19.10
2013	347	1.90 to 2.17	738	0.77	1.20 to 1.55	38.38 to 40.05
2012	286	1.37 to 1.55	434	-	1.20 to 1.55	19.03 to 20.47
2011	377	1.15 to 1.29	478	-	1.20 to 1.55	2.35 to 3.59
2010	440	1.13 to 1.24	538	-	1.20 to 1.55	3.67 to 4.93
Invesco V.I. Global Real Estate Fund - Series I
2014	362	3.14 to 3.64	1,254	1.57	1.20 to 1.55	12.92 to 14.29
2013	383	2.78 to 3.18	1,163	3.60	1.20 to 1.55	1.13 to 2.35
2012	438	2.75 to 3.11	1,307	0.55	1.20 to 1.55	26.14 to 27.67
2011	488	2.18 to 2.44	1,145	3.40	1.20 to 1.55	(7.94) to (6.83)
2010	789	2.37 to 2.62	2,012	4.16	1.20 to 1.55	15.71 to 17.10
Invesco V.I. Managed Volatility Fund - Series I
2014	530	1.58 to 1.83	938	7.80	1.20 to 1.55	18.68 to 20.12
2013	585	1.33 to 1.52	859	4.93	1.20 to 1.55	9.05 to 10.37
2012	704	1.22 to 1.38	939	6.80	1.20 to 1.55	2.00 to 3.24
2011	822	1.20 to 1.34	1,069	3.04	1.20 to 1.55	14.66 to 16.04
2010	1,116	1.04 to 1.15	1,254	3.19	1.20 to 1.55	4.67 to 5.93
Invesco V.I. Mid Cap Growth Fund - Series I
2014	10	13.98 to 14.31	149	-	1.20 to 1.55	6.78 to 7.69
2013	7	9.67 to 13.79	94	0.37	1.20 to 1.55	35.69 to 36.98
2012	9	9.67 to 9.73	84	0.07	1.20 to 1.55	(54.57) to (54.48)
Invesco V.I. Small Cap Equity Fund - Series I
2014	576	1.70 to 1.90	1,071	8.03	1.20 to 1.55	1.11 to 1.99
2013	748	1.68 to 1.86	1,365	1.05	1.20 to 1.55	-
2012	659	1.24 to 1.36	879	-	1.20 to 1.55	12.42 to 13.49
2011	728	1.10 to 1.20	856	-	1.20 to 1.55	(2.01) to (1.07)
2010	852	1.12 to 1.21	1,018	-	1.20 to 1.55	26.88 to 28.09
Invesco V.I. Technology Fund - Series I
2014	385	0.88 to 1.02	371	7.13	1.20 to 1.55	9.42 to 10.76
2013	492	0.80 to 0.92	432	7.19	1.20 to 1.55	23.22 to 24.71
2012	658	0.65 to 0.74	470	-	1.20 to 1.55	9.56 to 10.89
2011	858	0.60 to 0.67	560	0.21	1.20 to 1.55	(6.51) to (5.38)
2010	1,411	0.64 to 0.70	980	-	1.20 to 1.55	19.44 to 20.88

Lazard Retirement Emerging Markets Portfolio
2014	44	3.37	149	2.62	1.25	(5.83)
2013	45	3.58	162	1.89	1.25	(2.47)
2012	46	3.67	171	2.80	1.25	20.53
2011	50	3.04	152	1.79	1.25	(19.02)
2010	60	3.76	224	1.02	1.25	21.17
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2014	55	3.14	173	15.96	1.25	9.67
2013	61	2.86	175	12.83	1.25	33.41
2012	75	2.15	160	23.80	1.25	9.00
2011	112	1.97	220	7.13	1.25	(10.20)
2010	118	2.19	259	8.18	1.25	22.19
MFS Core Equity Series - Initial Class
2014	193	1.17 to 2.14	331	0.59	1.20 to 1.55	9.81 to 10.09
2013	350	1.06 to 1.22	480	1.01	1.20 to 1.55	32.53 to 34.13
2012	363	0.80 to 0.91	379	0.65	1.20 to 1.55	14.43 to 15.82
2011	427	0.70 to 1.27	384	1.00	1.20 to 1.55	(2.54) to (1.36)
2010	455	0.72 to 1.30	425	1.29	1.20 to 1.55	15.41 to 16.81
MFS Growth Series - Initial Class
2014	1,260	1.09 to 2.46	1,818	6.38	1.20 to 1.55	7.42 to 8.70
2013	1,366	1.01 to 1.16	1,824	1.00	1.20 to 1.55	34.75 to 36.37
2012	1,363	0.75 to 0.85	1,356	-	1.20 to 1.55	15.57 to 16.97
2011	1,512	0.65 to 1.46	1,291	0.20	1.20 to 1.55	(1.85) to (0.67)
2010	1,740	0.66 to 1.48	1,548	0.13	1.20 to 1.55	13.56 to 14.93
MFS Investors Trust Series - Initial Class
2014	218	1.57 to 1.83	383	8.01	1.20 to 1.55	9.39 to 10.89
2013	252	1.44 to 1.65	404	1.05	1.20 to 1.55	30.02 to 31.59
2012	285	1.10 to 1.25	349	0.70	1.20 to 1.55	17.34 to 18.76
2011	425	0.94 to 1.07	436	1.08	1.20 to 1.55	(3.68) to (2.52)
2010	605	0.98 to 1.11	635	1.21	1.20 to 1.55	9.39 to 10.71
MFS Research Series - Initial Class
2014	87	1.37 to 1.93	161	6.84	1.20 to 1.55	8.41 to 9.83
2013	129	1.26 to 1.45	221	0.56	1.20 to 1.55	30.25 to 31.82
2012	202	0.97 to 1.10	254	0.93	1.20 to 1.55	15.46 to 16.86
2011	597	0.84 to 1.17	594	0.89	1.20 to 1.55	(1.98) to (0.80)
2010	759	0.86 to 1.19	772	1.02	1.20 to 1.55	14.12 to 15.49
T. Rowe Price Equity Income Portfolio
2014	2,032	2.08 to 2.52	4,685	1.73	1.20 to 1.55	5.55 to 6.79
2013	2,631	1.97 to 2.27	5,685	1.56	1.20 to 1.55	27.73 to 29.27
2012	2,999	1.54 to 1.75	5,046	2.18	1.20 to 1.55	15.34 to 16.74
2011	4,117	1.34 to 1.60	5,969	1.71	1.20 to 1.55	(2.24) to (1.06)
2010	5,164	1.37 to 1.63	7,637	1.84	1.20 to 1.55	13.25 to 14.62
T. Rowe Price International Stock Portfolio
2014	2,022	1.06 to 1.56	2,396	1.60	1.20 to 1.55	(2.87) to (2.31)
2013	2,395	1.09 to 1.25	2,903	0.78	1.20 to 1.55	12.30 to 13.65
2012	3,019	0.97 to 1.10	3,246	1.21	1.20 to 1.55	16.61 to 18.02
2011	3,572	0.83 to 1.22	3,272	1.38	1.20 to 1.55	(14.17) to (13.14)
2010	5,129	0.97 to 1.41	5,430	1.11	1.20 to 1.55	12.70 to 14.06
T. Rowe Price Limited-Term Bond Portfolio
2014	845	1.32 to 1.54	1,241	1.31	1.20 to 1.55	(1.11) to 0.33
2013	868	1.33 to 1.54	1,277	1.48	1.20 to 1.55	(1.41) to (0.22)
2012	1,043	1.35 to 1.54	1,552	2.00	1.20 to 1.55	0.87 to 2.10
2011	1,740	1.34 to 1.53	2,551	3.34	1.20 to 1.55	0.04 to 1.25
2010	2,073	1.34 to 1.52	3,015	3.09	1.20 to 1.55	1.51 to 2.73
T. Rowe Price Mid-Cap Growth Portfolio
2014	361	2.89 to 4.75	1,496	10.68	1.20 to 1.55	11.24 to 12.81
2013	448	2.60 to 2.99	1,570	7.53	1.20 to 1.55	34.59 to 36.22
2012	637	1.93 to 2.19	1,661	8.53	1.20 to 1.55	12.14 to 13.50
2011	864	1.72 to 2.80	1,927	8.94	1.20 to 1.55	(2.79) to (1.62)
2010	1,552	1.77 to 2.87	3,319	4.67	1.20 to 1.55	26.15 to 27.67

Van Eck VIP Emerging Markets Fund
2014	71	3.14	224	11.31	1.25	(1.73)
2013	86	3.20	276	1.49	1.25	10.63
2012	88	2.89	254	-	1.25	28.19
2011	96	2.25	216	-	1.25	(26.66)
2010	122	3.07	374	0.58	1.25	25.27
Van Eck VIP Global Hard Assets Fund
2014	8	2.85	24	0.13	1.25	(20.21)
2013	23	3.57	81	2.29	1.25	9.16
2012	26	3.27	87	8.78	1.25	2.10
2011	24	3.21	77	2.81	1.25	(17.49)
2010	30	3.88	117	0.36	1.25	27.63

[1]	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
[2]	These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
[3]	These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented

(5) UNIT CHANGES

The changes in units outstanding for the periods ended December 31, 2014 and 2013 were as follows:

		2013			2014
Fund	December 31, 2012 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2013 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2014 Units Outstanding

Alger Balanced Portfolio - Class I-2	1,031,875	117,447	356,479	792,843	79,681	156,895	715,629
Alger Capital Appreciation Portfolio - Class I-2	1,141,416	78,436	183,488	1,036,364	126,263	237,711	924,916
Alger Growth & Income Portfolio - Class I-2	531,358	131,582	133,267	529,673	61,401	197,811	393,263
Alger Large Cap Growth Portfolio - Class I-2	1,038,207	102,891	181,518	959,580	126,462	283,380	802,662
Alger Mid Cap Growth Portfolio - Class I-2	1,322,263	113,707	228,744	1,207,226	27,981	461,137	774,070
Alger Small Cap Growth Portfolio - Class I-2	1,038,826	114,773	228,831	924,768	63,511	466,471	521,808
Federated Fund for U.S. Government Securities II	1,005,422	43,899	388,754	660,567	96,873	276,410	481,030
Federated High Income Bond Fund II - Primary Shares	1,470,974	170,118	484,592	1,156,500	156,332	375,435	937,397
Federated Kaufmann Fund II - Primary Shares	435,791	31,273	136,213	330,851	28,952	64,011	295,792
Federated Managed Volatility Fund II	862,584	92,135	181,780	772,939	79,059	96,817	755,181
Federated Quality Bond Fund II - Primary Shares	908,464	92,643	436,175	564,932	63,154	273,082	355,004
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	254,428	7,116	39,959	221,585	2,438	3,041	220,982
Fidelity VIP Asset Manager Portfolio - Initial Class	179,168	12,456	10,012	181,612	2,082	13,305	170,389
Fidelity VIP Asset Manager Portfolio - Service Class 2	4,092	(1)	36	4,055	-	36	4,019
Fidelity VIP Balanced Portfolio - Initial Class	20,492	820	7	21,305	9,438	24,862	5,881
Fidelity VIP Contrafund Portfolio - Initial Class	920,381	8,516	134,754	794,143	10,078	80,186	724,035
Fidelity VIP Contrafund Portfolio - Service Class 2	3,314,398	199,239	645,210	2,868,427	85,778	1,032,229	1,921,976
Fidelity VIP Equity-Income Portfolio - Initial Class	280,354	1,035	24,479	256,910	7,079	41,049	222,940
Fidelity VIP Equity-Income Portfolio - Service Class 2	766,132	44,864	128,423	682,573	62,554	70,268	674,859
Fidelity VIP Growth - Initial Class	252,120	4,325	15,996	240,449	6,644	12,831	234,262
Fidelity VIP Growth and Income - Initial Class	64,596	124	11,673	53,047	-	5,395	47,652
Fidelity VIP Growth and Income - Service Class 2	269,277	52,128	38,889	282,516	36,664	55,620	263,560
Fidelity VIP Growth Opportunities Portfolio - Initial Class	323,979	1,177	8,335	316,821	385	15,577	301,629
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	690,578	83,583	113,334	660,827	46,902	171,379	536,350
Fidelity VIP Growth Strategies Portfolio - Service Class 2	679,383	178,530	175,121	682,792	43,249	219,949	506,092
Fidelity VIP High Income - Initial Class	69,917	2,346	7,064	65,199	6,031	18,471	52,759
Fidelity VIP Index 500 Portfolio - Initial Class	1,133,592	8,008	124,144	1,017,456	3,691	191,601	829,546
Fidelity VIP Index 500 Portfolio - Service Class 2	2,472,139	302,769	473,462	2,301,446	155,367	806,869	1,649,944
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	242,281	5,324	144,391	103,214	9,525	106,583	6,156
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	810,421	58,882	161,762	707,541	65,537	261,628	511,450
Fidelity VIP Mid Cap Portfolio - Initial Class	155,414	1,783	20,138	137,059	3,239	5,904	134,394
Fidelity VIP Mid Cap Portfolio - Service Class 2	1,757,714	137,654	303,226	1,592,142	83,356	455,330	1,220,168
Fidelity VIP Money Market Portfolio - Initial Class	1,085,950	66,917	138,101	1,014,766	85,101	267,686	832,181
Fidelity VIP Money Market Portfolio - Service Class 2	8,235,076	1,944,431	3,587,477	6,592,030	1,385,446	1,949,066	6,028,410
Fidelity VIP Overseas Portfolio - Initial Class	115,699	815	5,004	111,510	1,171	36,907	75,774
Fidelity VIP Value Leaders Portfolio - Service Class 2	273,913	55,827	97,464	232,276	30,222	83,680	178,818
Fidelity VIP Value Portfolio - Service Class 2	297,433	31,497	113,113	215,817	9,189	51,477	173,529
Fidelity VIP Value Strategies - Service Class 2	574,786	88,184	114,413	548,557	54,290	179,014	423,833
Invesco V.I. Diversified Dividend Fund - Series I	7,562	2,319	3,459	6,422	977	3,226	4,173
Invesco V.I. Global Health Care Fund - Series I	285,892	118,477	57,861	346,508	23,113	165,099	204,522
Invesco V.I. Global Real Estate Fund - Series I	437,662	60,886	115,487	383,061	72,580	93,758	361,883
Invesco V.I. Managed Volatility Fund - Series I	704,327	50,212	169,081	585,458	142,538	197,604	530,392
Invesco V.I. Mid Cap Growth Fund - Series I	8,633	1,350	2,918	7,065	4,099	724	10,440
Invesco V.I. Small Cap Equity Fund - Series I	659,411	180,733	91,901	748,243	85,608	257,386	576,465
Invesco V.I. Technology Fund - Series I	657,533	73,172	238,531	492,174	64,146	171,563	384,757
Lazard Retirement Emerging Markets Portfolio	46,482	1,370	2,538	45,314	519	1,521	44,312
Lazard Retirement Small/Mid Cap Portfolio	74,604	-	13,317	61,287	-	6,046	55,241
MFS Core Equity Series - Initial Class	362,515	34,668	47,495	349,688	16,102	173,157	192,633
MFS Growth Series - Initial Class	1,363,181	145,472	142,680	1,365,973	173,036	278,858	1,260,151
MFS Investors Trust Series - Initial Class	284,940	18,953	51,431	252,462	18,281	52,501	218,242
MFS Research Series - Initial Class	202,442	13,817	87,424	128,835	4,948	46,686	87,097
T. Rowe Price Equity Income Portfolio	2,999,450	222,018	590,302	2,631,166	143,811	743,262	2,031,715
T. Rowe Price International Stock Portfolio	3,019,182	239,732	864,366	2,394,548	288,854	661,343	2,022,059
T. Rowe Price Limited-Term Bond Portfolio	1,043,306	98,948	273,821	868,433	232,972	256,657	844,748
T. Rowe Price Mid-Cap Growth Portfolio	636,507	40,010	228,503	448,014	24,308	111,020	361,302
Van Eck VIP Emerging Markets Fund - Initial Class	87,904	826	2,380	86,350	614	15,588	71,376
Van Eck VIP Global Hard Assets Fund - Initial Class	26,440	329	3,996	22,773	725	15,237	8,261

Total	48,938,866	5,690,545	12,563,319	42,066,092	4,412,356	12,300,339	34,178,109

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Item 8.	FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows for each of the years in the three year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V. These consolidated financial statements and financial statements schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the Company’s internal control over financial reporting as of December 31, 2014, based on criteria established in Internal Control – Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 27, 2015 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas

February 27, 2015

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2014, based on criteria established in Internal Control – Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Managements’ Annual Report on Internal Control over Financial Reporting. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2014, based on criteria established in Internal Control – Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2014, and the related financial statement schedules I-V, and our report dated February 27, 2015 expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP

Houston, Texas

February 27, 2015

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

(In thousands, except for share and per share data)

	December 31,
	2014	2013
ASSETS
Fixed maturity, bonds held-to-maturity, at amortized cost (Fair Value $8,652,913 and $8,823,068)	$8,225,050	$8,491,347
Fixed maturity, bonds available-for-sale, at fair value (Amortized cost $4,694,716 and $4,456,391)	4,921,807	4,599,673
Equity securities, at fair value (Cost $739,384 and $741,080)	1,516,978	1,410,608
Mortgage loans on real estate, net of allowance	3,359,586	3,299,242
Policy loans	405,979	397,407
Investment real estate, net of accumulated depreciation of $193,611 and $211,575	479,062	507,142
Short-term investments	431,000	495,386
Other invested assets	220,255	201,442

Total investments	19,559,717	19,402,247

Cash and cash equivalents	209,455	117,946
Investments in unconsolidated affiliates	319,283	341,012
Accrued investment income	185,943	194,830
Reinsurance recoverables	428,654	414,743
Prepaid reinsurance premiums	56,019	57,869
Premiums due and other receivables	280,587	279,929
Deferred policy acquisition costs	1,253,544	1,277,733
Property and equipment, net	110,794	107,070
Current tax receivable	8,669	18,507
Other assets	137,856	142,043
Separate account assets	1,001,515	970,954

Total assets	$23,552,036	$23,324,883

LIABILITIES
Future policy benefits
Life	$2,770,232	$2,677,213
Annuity	1,006,748	903,437
Accident and health	58,364	71,941
Policyholders’ account balances	10,781,285	11,181,650
Policy and contract claims	1,297,708	1,297,646
Unearned premium reserve	755,051	739,878
Other policyholder funds	344,090	326,885
Liability for retirement benefits	195,712	160,853
Notes payable	108,177	113,849
Deferred tax liabilities, net	290,112	220,428
Other liabilities	498,528	456,818
Separate account liabilities	1,001,515	970,954

Total liabilities	19,107,522	19,121,552

STOCKHOLDERS’ EQUITY
Common stock, $1.00 par value, - Authorized 50,000,000, Issued 30,832,449 and 30,832,449, Outstanding 26,871,942 and 26,895,188 shares	30,832	30,832
Additional paid-in capital	9,248	4,650
Accumulated other comprehensive income	490,782	413,712
Retained earnings	4,003,209	3,838,821
Treasury stock, at cost	(101,941)	(97,441)

Total American National stockholders’ equity	4,432,130	4,190,574
Noncontrolling interest	12,384	12,757

Total stockholders’ equity	4,444,514	4,203,331

Total liabilities and stockholders’ equity	$23,552,036	$23,324,883

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF OPERATIONS

(In thousands, except for share and per share data)

	Years ended December 31,
	2014	2013	2012
PREMIUMS AND OTHER REVENUE
Premiums
Life	$307,771	$293,173	$281,621
Annuity	190,357	155,162	116,393
Accident and health	216,868	212,931	223,773
Property and casualty	1,100,975	1,074,260	1,082,386
Other policy revenues	224,254	210,224	198,401
Net investment income	932,858	1,016,810	985,398
Net realized investment gains	48,062	124,144	90,725
Other-than-temporary impairments	(6,640)	(4,591)	(22,517)
Other income	36,085	37,097	30,880

Total premiums and other revenues	3,050,590	3,119,210	2,987,060

BENEFITS, LOSSES AND EXPENSES
Policyholder benefits
Life	351,271	345,566	340,003
Annuity	234,173	193,840	156,619
Claims incurred
Accident and health	144,799	139,762	155,825
Property and casualty	745,540	746,636	793,281
Interest credited to policyholders’ account balances	353,492	426,102	416,015
Commissions for acquiring and servicing policies	397,126	371,948	364,911
Other operating expenses	485,865	503,051	455,746
Change in deferred policy acquisition costs	9,578	29,835	32,915

Total benefits, losses and expenses	2,721,844	2,756,740	2,715,315

Income before federal income tax and equity in earnings/losses of unconsolidated affiliates	328,746	362,470	271,745

Less: Provision for federal income taxes
Current	72,327	64,928	52,135
Deferred	19,704	34,713	23,447

Total provision for federal income taxes	92,031	99,641	75,582
Equity in earnings (losses) of unconsolidated affiliates, net of tax	11,969	9,476	(3,905)

Net income	248,684	272,305	192,258
Less: Net income attributable to noncontrolling interest, net of tax	1,491	3,933	1,217

Net income attributable to American National	$247,193	$268,372	$191,041

Amounts available to American National common stockholders
Earnings per share
Basic	$9.22	$10.02	$7.15
Diluted	9.18	9.97	7.11
Cash dividends to common stockholders	3.08	3.08	3.08
Weighted average common shares outstanding	26,802,841	26,791,900	26,714,865
Weighted average common shares outstanding and dilutive potential common shares	26,918,670	26,914,591	26,863,674

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands)

	Years ended December 31,
	2014	2013	2012
Net income	$248,684	$272,305	$192,258

Other comprehensive income, net of tax
Change in net unrealized gain on securities	110,214	87,095	96,005
Foreign currency transaction and translation adjustments	(954)	(512)	120
Defined pension benefit plan adjustment	(32,190)	85,119	(13,518)

Other comprehensive income, net of tax	77,070	171,702	82,607

Total comprehensive income	325,754	444,007	274,865

Less: Comprehensive income attributable to noncontrolling interest	1,491	3,933	1,217

Total comprehensive income attributable to American National	$324,263	$440,074	$273,648

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

(In thousands, except for per share data)

	Years ended December 31,
	2014	2013	2012
Common Stock
Balance at beginning and end of the period	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	4,650	—	—
Reissuance of treasury shares	1,635	3,025	(204)
Income tax effect from restricted stock arrangement	—	80	(747)
Modification of restricted stock	—	—	(7,327)
Amortization of restricted stock	2,963	1,545	10,170
Purchase of ownership interest from noncontrolling interest	—	—	(1,892)

Balance at end of period	9,248	4,650	—

Accumulated Other Comprehensive Income
Balance as of January 1,	413,712	242,010	159,403
Other comprehensive income	77,070	171,702	82,607

Balance at end of the period	490,782	413,712	242,010

Retained Earnings
Balance as of January 1,	3,838,821	3,653,280	3,545,546
Net income attributable to American National	247,193	268,372	191,041
Cash dividends to common stockholders	(82,805)	(82,831)	(82,660)
Modification of restricted stock	—	—	(647)

Balance at end of the period	4,003,209	3,838,821	3,653,280

Treasury Stock
Balance as of January 1,	(97,441)	(98,286)	(98,490)
Reissuance (purchases) of treasury shares	(4,500)	845	204

Balance at end of the period	(101,941)	(97,441)	(98,286)

Noncontrolling Interest
Balance as of January 1,	12,757	11,491	12,947
Contributions	981	483	16
Distributions	(2,845)	(3,150)	(2,988)
Gain attributable to noncontrolling interest	1,491	3,933	1,217
Purchase of ownership interest from noncontrolling interest	—	—	299

Balance at end of the period	12,384	12,757	11,491

Total Stockholders’ Equity	$4,444,514	$4,203,331	$3,839,327

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In thousands)

	Years ended December 31,
	2014	2013	2012
OPERATING ACTIVITIES
Net income	$248,684	$272,305	$192,258
Adjustments to reconcile net income to net cash provided by operating activities
Realized investment gains	(48,062)	(124,144)	(90,725)
Other-than-temporary impairments	6,640	4,591	22,517
Amortization (accretion) of premiums, discounts and loan origination fees	7,294	6,052	(1,528)
Net capitalized interest on policy loans and mortgage loans	(32,122)	(28,060)	(27,058)
Depreciation	38,414	31,176	36,573
Interest credited to policyholders’ account balances	353,492	426,102	416,015
Charges to policyholders’ account balances	(224,254)	(210,224)	(198,401)
Deferred federal income tax expense	19,704	34,713	23,447
Equity in (earnings) losses of unconsolidated affiliates	(11,969)	(9,476)	3,905
Distributions from equity method investments	5,186	20,718	15,259
Changes in
Policyholder liabilities	206,147	96,435	62,272
Deferred policy acquisition costs	9,578	29,835	32,915
Reinsurance recoverables	(13,911)	4,000	(13,710)
Premiums due and other receivables	(1,184)	3,517	(5,008)
Prepaid reinsurance premiums	1,850	(1,043)	11,959
Accrued investment income	8,887	12,484	6,670
Current tax receivable/payable	9,838	(3,929)	2,572
Liability for retirement benefits	(19,084)	8,763	(13,082)
Other, net	(8,343)	(28,707)	(109)

Net cash provided by operating activities	556,785	545,108	476,741

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of
Held-to-maturity securities	661,125	1,619,721	1,361,673
Available-for-sale securities	910,691	914,813	647,389
Investment real estate	63,030	84,371	—
Mortgage loans	606,738	758,677	401,439
Policy loans	55,542	58,460	57,779
Other invested assets	40,882	13,975	43,874
Disposals of property and equipment	11,269	553	1,530
Distributions from unconsolidated affiliates	41,779	25,055	51,507
Payment for the purchase/origination of
Held-to-maturity securities	(439,422)	(1,087,447)	(1,151,656)
Available-for-sale securities	(1,044,602)	(1,057,004)	(731,875)
Investment real estate	(51,699)	(45,345)	(30,450)
Mortgage loans	(668,073)	(914,740)	(655,341)
Policy loans	(29,093)	(26,623)	(38,067)
Other invested assets	(27,705)	(18,443)	(45,181)
Additions to property and equipment	(31,951)	(25,583)	(30,838)
Contributions to unconsolidated affiliates	(12,560)	(122,512)	(48,961)
Change in short-term investments	64,386	(182,300)	32,244
Other, net	4,331	(1,336)	10,156

Net cash provided by (used in) investing activities	154,668	(5,708)	(124,778)

FINANCING ACTIVITIES
Policyholders’ account deposits	1,002,420	895,227	1,127,962
Policyholders’ account withdrawals	(1,532,023)	(1,484,656)	(1,297,889)
Change in notes payable	(5,672)	(49,535)	104,490
Dividends to stockholders	(82,805)	(82,831)	(82,660)
Payments to noncontrolling interest	(1,864)	(2,667)	(2,972)

Net cash used in financing activities	(619,944)	(724,462)	(151,069)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	91,509	(185,062)	200,894
Beginning of the period	117,946	303,008	102,114

End of period	$209,455	$117,946	$303,008

See accompanying notes to the consolidated financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) offer a broad spectrum of insurance products, including individual and group life insurance, annuities, health insurance, and property and casualty insurance. Business is conducted in 50 states, the District of Columbia, Puerto Rico, Guam and American Samoa.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

The consolidated financial statements and notes thereto have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and are reported in U.S. currency. American National consolidates entities that are wholly-owned and those in which American National owns less than 100% but controls, as well as variable interest entities in which American National is the primary beneficiary. Intercompany balances and transactions with consolidated entities have been eliminated. Investments in unconsolidated affiliates are accounted for using the equity method of accounting. Certain amounts in prior years have been reclassified to conform to current year presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances. Actual results could differ from those estimates.

Investments

Investment securities – Bonds classified as held-to-maturity are carried at amortized cost. Bonds classified as available-for-sale are carried at fair value. Equity securities are classified as available-for-sale and carried at fair value. After-tax net unrealized gains or losses on available-for-sale securities are reflected in stockholders’ equity as a component of “Accumulated Other Comprehensive Income” (“AOCI”).

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized discount, deferred expenses, and allowances. Accretion of discounts is recorded using the effective yield method. Interest income, prepayment fees and accretion of discounts and origination fees are reported in “Net investment income” in the consolidated statements of operations. Interest income earned on impaired and non-impaired loans is accrued on the principal amount of the loan based on contractual interest rate. However, interest ceases to accrue for loans on which interest is more than 90 days past due, when the collection of interest is not probable or when a loan is in foreclosure. Income on past due loans is reported on a cash basis. When a loan becomes current, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement. Gains and losses from the sale of loans and changes in allowances are reported in “Realized investment gains” in the consolidated statements of operations.

Each mortgage loan is evaluated quarterly and placed in a watchlist if events occur or circumstances exist that could indicate that American National will be unable to collect all amounts due according to the contractual terms. Additionally, loans with estimated collateral value less than their balance and loans with characteristics indicative of higher than normal credit risks are reviewed quarterly. All loans in the watchlist are analyzed individually for impairment. If a loan is concluded to be fully collectible, no loss allowance is recorded. Loans are considered impaired when, based upon current information and events, it is probable that all amounts due under the contractual terms of the loan will be uncollectible. A specific allowance for loan losses is established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent. Allowances are also established on groups of loans with similar characteristics, such as property types, if based on experience, it is probable that a loss has occurred and the amount of the loss can be reasonably estimated. The allowance is reviewed quarterly to determine if it is adequate, or if a recovery of the asset is assured and the allowance can be reduced.

Management believes the recorded allowance is adequate and is the best estimate of probable loan losses, including losses incurred at the reporting date but not identified by a specific loan. Management’s quarterly evaluation of the allowance is based on historical loan loss experience, known and inherent risks in the portfolio, adverse situations affecting the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Loans are charged off as uncollectible only when the loan is forgiven by a legal agreement. Prior to charging off a loan, an allowance is recorded based on the estimated recoverable amount. Upon forgiveness, both the allowance and the loan balance are reduced which results in no further gain or loss.

Policy loans are carried at cost, which approximates fair value.

Investment real estate including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease. American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs, and is not depreciated while it is classified as held-for-sale. American National periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of its cost, or its estimated fair value at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests—American National uses the equity method of accounting for its investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest or influence over the investee’s operations, but it does not have a controlling interest and is not the primary beneficiary. These investments are reported as “Investments in unconsolidated affiliates” in the consolidated statements of financial position. For certain joint ventures, American National records its share of earnings using a lag methodology of one to three months for all instances where timely financial information is not available and the contractual right does not exist to receive such financial information. In addition to the investees’ regular impairment analysis of its underlying investments, American National routinely evaluates its investments in those investees for impairments. American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, American National recognizes its share within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its fair value. When an impairment results from American National’s separate analysis, an adjustment is made through “Net realized investment gains” to record the investment at its fair value.

Short-term investments comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets comprised primarily of tax credit partnerships, CAPCO investments and mineral rights, are carried at cost, less allowance for depletion, where applicable. Other invested assets also include equity-indexed options which are carried at fair value. Impairments for other invested assets are considered on an individual basis.

Impairments—American National evaluates all fixed maturity securities with unrealized losses on a quarterly basis to determine if the creditworthiness of any of those securities has deteriorated to a point where its carrying value will not be realized at maturity. For fixed maturity securities where management believes that the carrying value will not be realized, an other-than-temporary impairment (“OTTI”) loss is recorded. At December 31, 2014, the unrealized losses on fixed maturity securities that were not other-than-temporarily impaired were the result of credit spread widening. There were no delinquent coupon payments attributed to these securities at December 31, 2014.

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of securities will be recovered by comparing the net present value of the expected cash flows from those securities with its amortized cost basis. Management estimates the expected cash flows using historical experience information as well as market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectibility of a security. The net present value of the expected cash flows from fixed maturity securities is calculated by discounting management’s best estimate of expected cash flows from those securities at the effective interest rate implicit in the fixed maturity security when acquired. If the net present value of the expected cash flows is less than the amortized cost of the fixed maturity securities, an OTTI has occurred in the form of a credit loss. The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the expected cash flows from the fixed maturity securities. If the fair value of the fixed maturity securities is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.

After the recognition of an OTTI, fixed maturity securities are accounted for as if they had been purchased on the OTTI measurement date, with a cost basis equal to their previous amortized cost less the related OTTI losses recognized in earnings. The new cost basis of an other-than-temporarily impaired security is not adjusted for subsequent increases in estimated fair value. Should there be a significant increase in the estimate of cash flows expected to be collected from previously impaired fixed maturity securities, the increase would be accounted for prospectively by accreting it as interest income over its remaining life.

American National evaluates all equity securities in unrealized loss positions on a quarterly basis and recognizes an OTTI loss on those where a market price recovery is not expected in a reasonable period of time. All equity securities with unrealized losses are also evaluated for credit quality. OTTI is recognized if management believes the carrying value of securities will not be realized, regardless of the length of time that they have had an unrealized loss.

Derivative instruments are purchased as hedges of a recognized asset or liability, and are recorded on the consolidated statements of financial position at fair value. The change in fair value of derivative assets and liabilities is reported in the consolidated statements of operations as “Net investment income” and “Interest credited to policyholders’ account balances,” respectively. American National does not apply hedge accounting treatment to its derivative instruments.

Cash and cash equivalents

Cash and cash equivalents include cash on-hand and in banks, as well as amounts invested in money market funds and are reported as “Cash and cash equivalents” in the consolidated statements of financial position.

Property and equipment

These assets consist of buildings occupied by American National, data processing equipment, and furniture and equipment, which are carried at cost, less accumulated depreciation. Depreciation is calculated using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Insurance specific assets and liabilities

Deferred policy acquisition costs (“DAC”) are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to acquire insurance and annuity contracts, including commissions and certain underwriting, policy issuance and processing expenses.

DAC on traditional life and health products is amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue expected to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits. DAC is reduced by a provision for possible inflation of maintenance and settlement expenses determined by means of grading interest rates.

DAC on universal life, limited-pay and investment-type contracts is amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect of the realization of unrealized gains (losses) on DAC is recognized within AOCI in the consolidated statements of financial position as of the reporting date. A change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty business is amortized over the coverage period of the related policies, in relation to premium revenue.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is not anticipated in assessing the recoverability of DAC for short-duration contracts.

Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time policies were issued. Estimates used are based on historical experience, adjusted for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Policyholders’ account balances represent the contract value that has accrued to the benefit of the policyholders related to universal-life, limited-pay and investments-type contracts. These are generally equal to the accumulated deposits, plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments.

Reserves for claims and claim adjustment expenses (“CAE”) are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported (“IBNR”) claim reserves. Case reserves include the liability for reported but unpaid claims. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as incurred but not reported claims. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Reinsurance—Reinsurance recoverables are estimated amounts due to American National from reinsurers related to paid and unpaid ceded claims and CAE and are presented net of a reserve for non-recoverability. Recoveries on our gross ultimate losses are generally determined by a review of individual large claims as well as by estimating the ceded portion of IBNR using assumed distribution of loss by percentage retained. The most significant assumption used is the average size of the individual losses for those claims that have occurred but have not yet been reported. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses are settled.

Premiums, benefits, claims incurred and expenses

Traditional ordinary life and health—Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.

Annuities—Premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contractholders.

Universal life and single premium whole life revenues represent amounts assessed to policyholders. Included in revenue are mortality charges, surrender charges actually paid and earned policy service fees. Amounts included in expenses are benefits in excess of account balances returned to policyholders.

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded. Claims incurred consist of actual claims and CAE paid and the change in reserves, net of reinsurance received and recoverable.

Participating insurance policies

Participating business comprised approximately 7.4% of the life insurance in-force at December 31, 2014 and 4.9% of life premiums in 2014. Of the total participating business, 77.7% was written by Farm Family Life Insurance Company (“Farm Family Life”). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes

American National Insurance Company and its eligible subsidiaries file a consolidated life and non-life federal income tax return. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return; accordingly, they file separate returns.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement amounts of assets and liabilities and their respective tax bases. Deferred taxes are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions if it is “more-likely-than-not” the position based on its technical merits will be sustained by taxing authorities. American National recognizes the largest benefit that is greater than 50% likely of being ultimately realized upon settlement. Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest and penalties assessed, if applicable, are classified as “Other operating expenses” in the consolidated statements of operations.

Pension and postretirement benefit plans

Pension and postretirement benefit obligations and costs are calculated using concepts in accordance with GAAP. The discount rate and the expected return on plan assets are important elements of expense and/or liability measurement, and these key assumptions are evaluated annually. Other assumptions involve demographic factors such as retirement age, mortality, turnover and compensation.

American National uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into three components: inflation, the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). Using this approach, the calculated return will fluctuate from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant.

Stock-based compensation

Stock Appreciation Rights—The measurement of the stock appreciation rights (“SARs”) liability and compensation cost is based on the fair value of the grants and are remeasured each reporting period through the settlement date. The fair value of the SAR’s is calculated using the Black-Scholes-Merton option-pricing model. The key assumptions used in the model include: the grant date and remeasurement date stock prices, expected life of the SARs and the risk-free rate of return. The compensation liability related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position.

Restricted Stock—The measurement of the equity and compensation cost of restricted stock (“RS”) is based on the fair value of the underlying stock at grant date. The compensation cost accrued is included in “Additional paid-in capital” in the consolidated statements of financial position.

Restricted Stock Units—Effective December 31, 2012, American National’s Board Compensation Committee modified the settlement provision within the outstanding restricted stock units (“RSU”) providing the recipients of the awards the option to settle vested RSUs in either cash or American National common stock. The modification in the settlement provision changed the RSU classification from an equity to a liability award. After the modification, the liability has been remeasured each reporting period through the vesting date and is adjusted for changes in fair value. The compensation liability related to the RSUs is included in “Other Liabilities” in the consolidated statements of financial position.

Separate account assets and liabilities

Separate account assets and liabilities are funds intended to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

Litigation contingencies

American National reviews existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to liabilities for possible losses are necessary. Reserves for losses are established whenever they are probable and estimable based on the best estimate of the probable loss. If no one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards—The Financial Accounting Standards Board (“FASB”) issued the following accounting guidance relevant to American National:

Amended guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date. The guidance requires the entity to measure obligations resulting from joint and several liability arrangements as the sum of the amount the reporting entity agreed with co-obligors to pay and any additional amounts it expects to pay on behalf of one or more co-obligors. The guidance became effective for American National on January 1, 2014 and did not have a material effect on the Company’s financial statements.

Future Adoption of New Accounting Standards—The FASB issued the following accounting guidance relevant to American National:

Guidance that allows investors to elect the use of proportional amortization method to account for investments in qualified affordable housing projects, if certain conditions are met. The new guidance replaces the effective yield method and allows an investor to amortize the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance requires new disclosure for all investors for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The impact of the adoption is not expected to be material to the Company’s financial statements.

Guidance that will supersede most existing revenue recognition requirements in U.S. Generally Accepted Accounting Principles. Insurance contracts are excluded from the scope of the new guidance. For those contracts which are impacted by the new guidance, the transaction price is attributed to the underlying performance obligations in the contract and revenue is recognized as the entity satisfies the performance obligations and transfers control of a good or service to the customer. The guidance is effective for reporting periods beginning after December 15, 2016 and is to be applied retrospectively. Early adoption is not permitted. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company’s financial statements.

4. INVESTMENTS IN SECURITIES

The cost or amortized cost and fair value of investments in securities are shown below (in thousands):

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$323,053	$26,800	$(93)	$349,760
Foreign governments	29,130	1,293	—	30,423
Corporate debt securities	7,517,195	424,845	(47,315)	7,894,725
Residential mortgage-backed securities	336,853	22,317	(1,535)	357,635
Collateralized debt securities	2,232	238	—	2,470
Other debt securities	16,587	1,313	—	17,900

Total bonds held-to-maturity	8,225,050	476,806	(48,943)	8,652,913

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	22,415	825	(7)	23,233
U.S. states and political subdivisions	802,846	36,151	(1,381)	837,616
Foreign governments	5,000	2,021	—	7,021
Corporate debt securities	3,812,771	203,048	(15,770)	4,000,049
Residential mortgage-backed securities	40,988	1,903	(492)	42,399
Collateralized debt securities	10,696	863	(70)	11,489

Total bonds available-for-sale	4,694,716	244,811	(17,720)	4,921,807

Equity securities
Common stock	719,651	774,650	(7,176)	1,487,125
Preferred stock	19,733	10,121	(1)	29,853

Total equity securities	739,384	784,771	(7,177)	1,516,978

Total investments in securities	$13,659,150	$1,506,388	$(73,840)	$15,091,698

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$1,738	$6	$—	$1,744
U.S. states and political subdivisions	346,240	16,945	(529)	362,656
Foreign governments	29,099	2,505	—	31,604
Corporate debt securities	7,700,559	410,232	(116,900)	7,993,891
Residential mortgage-backed securities	400,619	20,711	(2,647)	418,683
Collateralized debt securities	2,366	225	—	2,591
Other debt securities	10,726	1,173	—	11,899

Total bonds held-to-maturity	8,491,347	451,797	(120,076)	8,823,068

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	21,751	725	—	22,476
U.S. states and political subdivisions	630,199	22,118	(13,756)	638,561
Foreign governments	5,000	1,649	—	6,649
Corporate debt securities	3,689,349	171,717	(54,033)	3,807,033
Residential mortgage-backed securities	61,135	2,940	(1,068)	63,007
Commercial mortgage-backed securities	18,223	11,037	—	29,260
Collateralized debt securities	13,884	1,320	(18)	15,186
Other debt securities	16,850	679	(28)	17,501

Total bonds available-for-sale	4,456,391	212,185	(68,903)	4,599,673

Equity securities
Common stock	717,390	653,967	(2,362)	1,368,995
Preferred stock	23,690	18,301	(378)	41,613

Total equity securities	741,080	672,268	(2,740)	1,410,608

Total investments in securities	$13,688,818	$1,336,250	$(191,719)	$14,833,349

The amortized cost at fair value, by contractual maturity, of fixed maturity securities are shown below (in thousands):

	December 31, 2014
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$954,054	$972,392	$342,205	$350,721
Due after one year through five years	1,941,258	2,133,254	764,985	832,529
Due after five years through ten years	4,919,595	5,111,697	3,065,589	3,196,339
Due after ten years	404,293	430,582	516,937	537,231
Without single maturity date	5,850	4,988	5,000	4,987

Total	$8,225,050	$8,652,913	$4,694,716	$4,921,807

Actual maturities differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity.

Proceeds from sales of available-for-sale securities, with the related gross realized gains and losses, are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Proceeds from sales of available-for-sale securities	$184,918	$228,159	$221,686
Gross realized gains	38,301	43,263	52,998
Gross realized losses	(3,635)	(3,413)	(2,009)

All gains and losses for securities sold throughout the year were determined using specific identification of the securities sold. During 2014 and 2013, bonds with a carrying value of $44,781,000 and $13,492,000, respectively, were transferred from held-to-maturity to available-for-sale after a significant deterioration in the issuers’ creditworthiness became evident. An unrealized gain of $1,301,000 and loss of $236,000 were established at the time of the transfers in 2014 and 2013, respectively following the transfers at fair value.

In accordance with various regulations, American National had bonds on deposit with regulating authorities with a carrying value of $51,767,000 and $50,471,000 at December 31, 2014 and 2013, respectively. In addition, American National has pledged bonds in connection with agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $65,331,000 and $68,125,000 at December 31, 2014 and 2013, respectively.

Change in net unrealized gains (losses) on securities

The components of the change in net unrealized gains (losses) on securities are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Bonds available-for-sale	$83,809	$(205,827)	$103,112
Equity securities	108,066	282,668	91,459

Change in net unrealized gains (losses) on securities during the year	191,875	76,841	194,571
Adjustments for
Deferred policy acquisition costs	(14,611)	59,893	(40,103)
Participating policyholders’ interest	(9,046)	(2,300)	(6,772)
Deferred federal income tax benefit (expense)	(58,004)	(47,339)	(51,691)

Change in net unrealized gains (losses) on securities, net of tax	$110,214	$87,095	$96,005

The gross unrealized losses and fair value of the investment securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	December 31, 2014
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$(37)	$3,388	$(56)	$2,465	$(93)	$5,853
Corporate debt securities	(20,575)	523,766	(26,740)	662,362	(47,315)	1,186,128
Residential mortgage-backed securities	(232)	12,186	(1,303)	31,163	(1,535)	43,349

Total bonds held-to-maturity	(20,844)	539,340	(28,099)	695,990	(48,943)	1,235,330

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	(7)	14,552	—	—	(7)	14,552
U.S. states and political subdivisions	(166)	27,719	(1,215)	78,851	(1,381)	106,570
Corporate debt securities	(8,852)	384,451	(6,918)	288,808	(15,770)	673,259
Residential mortgage-backed securities	(170)	9,386	(322)	14,042	(492)	23,428
Collateralized debt securities	(63)	2,033	(7)	339	(70)	2,372

Total bonds available-for-sale	(9,258)	438,141	(8,462)	382,040	(17,720)	820,181

Equity securities
Common stock	(7,176)	43,907	—	—	(7,176)	43,907
Preferred stock	(1)	—	—	—	(1)	—

Total equity securities	(7,177)	43,907	—	—	(7,177)	43,907

Total	$(37,279)	$1,021,388	$(36,561)	$1,078,030	$(73,840)	$2,099,418

	December 31, 2013
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$(529)	$22,430	$—	$—	$(529)	$22,430
Corporate debt securities	(104,308)	1,916,758	(12,592)	109,603	(116,900)	2,026,361
Residential mortgage-backed securities	(1,718)	31,715	(929)	13,514	(2,647)	45,229

Total bonds held-to-maturity	(106,555)	1,970,903	(13,521)	123,117	(120,076)	2,094,020

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	—	725	—	—	—	725
U.S. states and political subdivisions	(13,271)	168,093	(485)	2,905	(13,756)	170,998
Corporate debt securities	(49,198)	1,083,677	(4,835)	92,004	(54,033)	1,175,681
Residential mortgage-backed securities	(978)	16,835	(90)	1,872	(1,068)	18,707
Collateralized debt securities	(3)	205	(15)	587	(18)	792
Other debt securities	(28)	10,027	—	—	(28)	10,027

Total bonds available-for-sale	(63,478)	1,279,562	(5,425)	97,368	(68,903)	1,376,930

Equity securities
Common stock	(2,362)	29,978	—	—	(2,362)	29,978
Preferred stock	(378)	6,123	—	—	(378)	6,123

Total equity securities	(2,740)	36,101	—	—	(2,740)	36,101

Total	$(172,773)	$3,286,566	$(18,946)	$220,485	$(191,719)	$3,507,051

As of December 31, 2014, the securities with unrealized losses were not deemed to be other-than-temporarily impaired, including those with the duration of the unrealized losses exceeding one year. American National has the ability and intent to hold those securities until a market price recovery or maturity. Further, it is not more-likely-than-not that American National will be required to sell them prior to recovery, and recovery is expected in a reasonable period of time. It is possible an issuer’s financial circumstances may be different in the future, which may lead to a different impairment conclusion in future periods.

Credit Risk Management

Bonds distributed by credit quality rating, using both S&P and Moody’s ratings, are shown below:

	December 31,
	2014	2013
AAA	5.0%	4.9%
AA	12.8	11.3
A	39.4	40.7
BBB	39.5	39.2
BB and below	3.3	3.9

Total	100.0%	100.0%

Equity securities by market sector distribution are shown below:

	December 31,
	2014	2013
Consumer goods	20.4%	19.8%
Energy and utilities	13.3	15.0
Financials	19.1	19.3
Healthcare	14.0	12.7
Industrials	8.4	9.0
Information technology	16.2	15.7
Other	8.6	8.5

Total	100.0%	100.0%

5. MORTGAGE LOANS

Generally, commercial mortgage loans are secured by first liens on income-producing real estate. American National attempts to maintain a diversified portfolio by considering the property-type and location of the underlying collateral. Mortgage loans by property-type and geographic distribution are as follows:

	December 31,
	2014	2013
Hotel and motel	10.8%	10.0%
Industrial	20.9	24.9
Office	36.1	34.0
Retail	18.1	19.6
Other	14.1	11.5

Total	100.0%	100.0%

	December 31,
	2014	2013
East North Central	19.4%	19.3%
East South Central	5.0	6.8
Mountain	11.0	10.0
Pacific	10.8	12.3
South Atlantic	21.9	19.6
West South Central	24.9	26.4
Other	7.0	5.6

Total	100.0%	100.0%

During 2014, American National foreclosed on no loans, and during 2013, foreclosed on one loan with a recorded investment of $5,600,000. American National sold no commercial loans in 2014, and sold one commercial loan with a recorded investment of $23,304,000 resulting in a realized gain of $115,000 in 2013.

Credit Quality

Commercial mortgage loans placed on nonaccrual status are shown below (in thousands):

	December 31,
	2014	2013
Office	$19,327	$—
Industrial	—	2,739

The credit quality of the mortgage loan portfolio is assessed by evaluating the credit risk of each borrower. A loan is classified as performing or non-performing based on whether all of the contractual terms of the loan have been met.

The age analysis of past due commercial mortgage loans is shown below (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Mortgage Loans
December 31, 2014
Industrial	$—	$—	$—	$—	$702,541	$702,541
Office	—	—	19,327	19,327	1,201,833	1,221,160
Retail	—	—	—	—	615,813	615,813
Other	—	—	—	—	837,932	837,932

Total	$—	$—	$19,327	$19,327	$3,358,119	3,377,446

Allowance for loan losses						17,860

Mortgage loans on real estate, net of allowance						$3,359,586

December 31, 2013
Industrial	$—	$—	$2,739	$2,739	$821,741	$824,480
Office	—	—	—	—	1,124,818	1,124,818
Retail	—	—	—	—	651,236	651,236
Other	—	—	—	—	710,889	710,889

Total	$—	$—	$2,739	$2,739	$3,308,684	$3,311,423

Allowance for loan losses						12,181

Mortgage loans on real estate, net of allowance						$3,299,242

Total mortgage loans are net of unamortized discounts of $658,000 and $852,000 and unamortized origination fees of $15,659,000 and $15,709,000 at December 31, 2014 and 2013, respectively. No unearned income is included in these amounts.

Allowance for Credit Losses

Loans not evaluated individually for collectibility are segregated by property-type and location, and allowance factors are applied. These factors are developed annually and reviewed quarterly based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain property types and in certain regions based on loss experience or a blended historical loss factor.

The change in allowance for credit losses in commercial mortgage loans is shown below (in thousands):

	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Total
Balance at December 31, 2011	$10,828	$493	$11,321

Change Due to Factor Development	—	(2,277)	(2,277)
Change in allowance	691	2,277	2,968

Balance at December 31, 2012	11,519	493	12,012

Change in allowance	169	—	169

Balance at December 31, 2013	11,688	493	12,181

Change Due to Factor Development	127	—	127
Change in allowance	462	5,090	5,552

Balance at December 31, 2014	$12,277	$5,583	$17,860

At December 31, 2014 and 2013, the recorded investment for loans collectively evaluated for impairment was $3,321,241,000 and $3,294,236,000, respectively, and the recorded investment for loans individually evaluated for impairment was $56,205,000 and $17,188,000, respectively.

Loans individually evaluated for impairment with and without an allowance are shown below (in thousands):

	Years ended December 31,
	2014		2013		2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With an allowance recorded
Office	$29,371	$2,203	$—	$—	$—	$—
Retail	—	—	493	—	493	—

Total	$29,371	$2,203	$493	$—	$493	$—

Without an allowance recorded
Office	$27,019	$1,728	$12,444	$809	$36,710	$2,452
Industrial	2,721	146	2,773	180	—	—
Retail	—	—	1,673	103	17,329	1,129
Other	—	—	—	—	55,551	3,758

Total	$29,740	$1,874	$16,890	$1,092	$109,590	$7,339

	December 31,
	2014		2013
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance
With an allowance recorded
Office	$26,563	$31,653	$—	$—
Retail	—	493	493	493

Total (related allowance of $5,090 and $493)	$26,563	$32,146	$493	$493

Without an allowance recorded
Office	$26,941	$26,941	$12,377	$12,377
Industrial	2,702	2,702	2,739	2,739
Retail	—	—	1,579	1,579

Total	$29,643	$29,643	$16,695	$16,695

Troubled Debt Restructurings

American National has granted concessions to mortgage loan borrowers related to their ability to pay the loans which are classified as troubled debt restructurings. Concessions are generally one of, or a combination of, a delay in payment of principal or interest, a reduction of the contractual interest rate or an extension of the maturity date. American National considers the amount, timing and extent of concessions in determining any impairment or changes in the specific allowance for loan losses recorded in connection with a troubled debt restructuring. The carrying value after specific allowance, before and after modification in a troubled debt restructuring, may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

The number of mortgage loans and recorded investment in troubled debt restructuring are as follows:

	Years ended December 31,
	2014			2013
	Number of contracts	Recorded investment pre- modification	Recorded investment post modification	Number of contracts	Recorded investment pre- modification	Recorded investment post modification
Industrial	—	$—	$—	1	$2,739	$2,739
Office	1	6,432	6,432	1	6,432	6,432
Retail	—	—	—	—	—	—

Total	1	$6,432	$6,432	2	$9,171	$9,171

There are no commitments to lend additional funds to debtors whose loans have been modified in troubled debt restructuring, and there have been no defaults on modified loans during the periods presented.

6. INVESTMENT REAL ESTATE

Investment real estate by property-type and geographic distribution are as follows:

	December 31,
	2014	2013
Industrial	13.0%	12.3%
Office	25.0	23.1
Retail	44.1	43.4
Other	17.9	21.2

Total	100.0%	100.0%

	December 31,
	2014	2013
East North Central	4.5%	7.8%
East South Central	4.6	5.4
Mountain	9.6	6.0
Pacific	7.1	5.5
South Atlantic	12.2	13.4
West South Central	55.6	59.0
Other	6.4	2.9

Total	100.0%	100.0%

American National and its wholly-owned subsidiaries regularly invest in real estate partnerships and joint ventures. American National frequently participates in the design of these entities with the sponsor, but in most cases, its involvement is limited to financing. Through analysis performed by American National, some of these partnerships and joint ventures have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary or consolidator of the entity. The assets of the consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment. American National has not provided financial or other support to the VIEs in the form of liquidity arrangements, guarantees, or other commitments to third parties that may affect the fair value or risk of its variable interest in the VIEs in 2014 or 2013.

The assets and liabilities relating to the VIEs included in the consolidated financial statements are as follows (in thousands):

	December 31,
	2014	2013
Investment real estate	$140,032	$123,624
Short-term investments	1	—
Cash and cash equivalents	2,495	2,154
Accrued investment income	683	2,197
Other receivables	7,999	8,488
Other assets	8,483	6,016

Total assets of consolidated VIEs	$159,693	$142,479

Notes payable	$108,177	$113,849
Other liabilities	8,954	6,680

Total liabilities of consolidated VIEs	$117,131	$120,529

The notes payable in the consolidated statements of financial position pertain to the borrowings of the consolidated VIEs. The liability of American National Insurance Company relating to notes payable of the consolidated VIEs is limited to the amount of its direct or indirect investment in the respective ventures, which totaled $15,016,000 and $12,782,000 at December 31, 2014 and 2013, respectively. The current portion of notes payable was $0 and $3,199,000 at December 31, 2014 and 2013, respectively. The total long-term portion of notes payable consists of three notes with the following interest rates: 4.0%, and adjusted LIBOR plus LIBOR margin. Of the long-term notes payable, $9,375,000 will mature in 2016, with the remainder maturing beyond 5 years.

For other VIEs in which American National is a partner, it is not the primary beneficiary and these entities were not consolidated, as the major decisions that most significantly impact the economic activities of the VIE require unanimous consent of all partners. The following table presents the carrying amount and maximum exposure to loss relating to unconsolidated VIEs (in thousands):

	December 31,
	2014		2013
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Investment in unconsolidated affiliates	$157,620	$157,620	$195,794	$195,794
Mortgage loans	172,408	172,408	101,648	101,648
Accrued investment income	721	721	454	454

As of December 31, 2014, a real estate investment with a carrying value of $4,041,000 was classified as held for sale.

7. DERIVATIVE INSTRUMENTS

American National purchases over-the-counter equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed products are exposed. Equity-indexed contracts include a fixed host universal-life insurance or annuity contract and an equity-indexed embedded derivative. The detail of derivative instruments is shown below (in thousands, except number of instruments):

		December 31,
Derivatives Not Designated as Hedging Instruments	Location in the Consolidated Statements of Financial Position	2014			2013
		Number of Instruments	Notional Amounts	Estimated Fair Value	Number of Instruments	Notional Amounts	Estimated Fair Value
Equity-indexed options	Other invested assets	436	$1,095,300	$189,449	394	$951,400	$164,753
Equity-indexed embedded derivative	Policyholders’ account balances	42,287	961,300	208,187	33,579	819,200	148,435

		Gains (Losses) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments	Location in the Consolidated Statements of Operations	Years ended December 31,
		2014	2013	2012
Equity-indexed options	Net investment income	$52,071	$83,307	$18,931
Equity-indexed embedded derivative	Interest credited to policyholders’ account balances	(32,071)	(67,177)	(13,528)

8. NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS

Net investment income is shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Bonds	$596,013	$631,561	$680,552
Equity securities	35,324	30,668	29,085
Mortgage loans	204,499	221,773	205,067
Real estate	10,823	11,504	14,041
Options	52,071	83,307	18,931
Other invested assets	34,128	37,997	37,722

Total	$932,858	$1,016,810	$985,398

Realized investment gains (losses) are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Bonds	$25,580	$25,577	$41,817
Equity securities	22,089	35,322	35,047
Mortgage loans	(5,679)	834	(361)
Real estate	7,035	62,531	13,049
Other invested assets	(963)	(120)	1,173

Total	$48,062	$124,144	$90,725

Other-temporary-impairment losses are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Bonds	$(41)	$—	$(12,658)
Equity securities	(6,599)	(4,591)	(9,859)

Total	$(6,640)	$(4,591)	$(22,517)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount and fair value of financial instruments are shown below (in thousands):

	December 31,
	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Fixed maturity securities, bonds held-to-maturity	$8,225,050	$8,652,913	$8,491,347	$8,823,068
Fixed maturity securities, bonds available-for-sale	4,921,807	4,921,807	4,599,673	4,599,673
Equity securities	1,516,978	1,516,978	1,410,608	1,410,608
Equity-indexed options	189,449	189,449	164,753	164,753
Mortgage loans on real estate, net of allowance	3,359,586	3,618,944	3,299,242	3,470,663
Policy loans	405,979	405,979	397,407	397,407
Short-term investments	431,000	431,000	495,386	495,386
Separate account assets	1,001,515	1,001,515	970,954	970,954

Total financial assets	$20,051,364	$20,738,585	$19,829,370	$20,332,512

Financial liabilities
Investment contracts	$8,894,747	$8,894,747	$9,423,122	$9,423,122
Embedded derivative liability for equity-indexed contracts	208,187	208,187	148,435	148,435
Notes payable	108,177	108,177	113,849	113,849
Separate account liabilities	1,001,515	1,001,515	970,954	970,954

Total financial liabilities	$10,212,626	$10,212,626	$10,656,360	$10,656,360

Summary

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. American National has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fixed Maturity Securities and Equity Options—American National utilizes a pricing service to estimate fair value measurements. The estimates of fair value for most fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes.

The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Since fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. American National does not adjust quotes received from the pricing service. The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.

American National holds a small amount of private placement debt and fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent broker (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3.

For securities priced using a quote from an independent broker, such as the equity options and certain fixed maturity securities, American National uses a market-based fair value analysis to validate the reasonableness of prices received from an independent broker. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.

Equity Securities—For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimate of fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for fixed maturity securities. These estimates are disclosed as Level 2 measurements. American National tests the accuracy of the information provided by reference to other services regularly.

Mortgage Loans—The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan by loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property type, lien priority, payment type and current status.

Embedded Derivative—The embedded derivative liability for equity-indexed contracts is measured at fair value and is recalculated each reporting period using equity option pricing models. To validate the assumptions used to price the embedded derivative liability, American National measures and compares embedded derivative returns against the returns of equity options held to hedge the liability cash flows.

The significant unobservable input used to calculate the fair value of the embedded derivatives is equity option implied volatility. An increase in implied volatility will result in an increase in the value of the equity-indexed embedded derivatives, all other things being equal. At December 31, 2014 and 2013, the one year implied volatility used to estimate embedded derivative value was 17.3% and 15.0%, respectively.

Other Financial Instruments—Other financial instruments classified as Level 3 measurements, as there is little or no market activity, are as follows:

Policy loans—The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans that it cannot be separated from the policy contract and the unpredictable timing of repayments and that settlement is at outstanding value, American National believes the carrying value of policy loans approximates fair value.

Investment contracts—The carrying value of investment contracts is equivalent to the accrued account balance. The accrued account balance consists of deposits, net of withdrawals, plus or minus interest credited, fees and charges assessed and other adjustments. American National believes that the carrying value of investment contracts approximates fair value because the majority of these contracts’ interest rates reset to current rates offered at anniversary.

Notes payable—Notes payable are carried at outstanding principal balance. The carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the balance sheet date.

Quantitative Disclosures

The fair value hierarchy measurements of the financial instruments are shown below (in thousands):

	Fair Value Measurement as of December 31, 2014
	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$349,760	$—	$349,760	$—
Foreign governments	30,423	—	30,423	—
Corporate debt securities	7,894,725	—	7,833,564	61,161
Residential mortgage-backed securities	357,635	—	356,670	965
Collateralized debt securities	2,470	—	—	2,470
Other debt securities	17,900	—	12,975	4,925

Total bonds held-to-maturity	8,652,913	—	8,583,392	69,521

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	23,233	—	23,233	—
U.S. states and political subdivisions	837,616	—	835,106	2,510
Foreign governments	7,021	—	7,021	—
Corporate debt securities	4,000,049	—	3,941,925	58,124
Residential mortgage-backed securities	42,399	—	40,473	1,926
Collateralized debt securities	11,489	—	9,616	1,873

Total bonds available-for-sale	4,921,807	—	4,857,374	64,433

Equity securities
Common stock	1,487,125	1,487,125	—	—
Preferred stock	29,853	29,853	—	—

Total equity securities	1,516,978	1,516,978	—	—

Options	189,449	—	—	189,449
Mortgage loans on real estate	3,618,944	—	3,618,944	—
Policy loans	405,979	—	—	405,979
Short-term investments	431,000	—	431,000	—
Separate account assets	1,001,515	—	1,001,515	—

Total financial assets	$20,738,585	$1,516,978	$18,492,225	$729,382

Financial liabilities
Investment contracts	$8,894,747	$—	$—	$8,894,747
Embedded derivative liability for equity-indexed contracts	208,187	—	—	208,187
Notes payable	108,177	—	—	108,177
Separate account liabilities	1,001,515	—	1,001,515	—

Total financial liabilities	$10,212,626	$—	$1,001,515	$9,211,111

	Fair Value Measurement as of December 31, 2013
	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$1,743	$—	$1,743	$—
U.S. states and political subdivisions	362,657	—	362,657	—
Foreign governments	31,605	—	31,605	—
Corporate debt securities	7,993,891	—	7,950,418	43,473
Residential mortgage-backed securities	418,682	—	417,687	995
Collateralized debt securities	2,591	—	—	2,591
Other debt securities	11,899	—	11,899	—

Total bonds held-to-maturity	8,823,068	—	8,776,009	47,059

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	22,477	—	22,477	—
U.S. states and political subdivisions	638,560	—	636,040	2,520
Foreign governments	6,649	—	6,649	—
Corporate debt securities	3,807,033	—	3,794,809	12,224
Residential mortgage-backed securities	63,007	—	60,841	2,166
Commercial mortgage-backed securities	29,260	—	—	29,260
Collateralized debt securities	15,186	—	13,052	2,134
Other debt securities	17,501	—	17,501	—

Total bonds available-for-sale	4,599,673	—	4,551,369	48,304

Equity securities
Common stock	1,368,995	1,368,995	—	—
Preferred stock	41,613	41,613	—	—

Total equity securities	1,410,608	1,410,608	—	—

Options	164,753	—	—	164,753
Mortgage loans on real estate	3,470,663	—	3,470,663	—
Policy loans	397,407	—	—	397,407
Short-term investments	495,386	—	495,386	—
Separate account assets	970,954	—	970,954	—

Total financial assets	$20,332,512	$1,410,608	$18,264,381	$657,523

Financial liabilities
Investment contracts	$9,423,122	$—	$—	$9,423,122
Embedded derivative liability for equity-indexed contracts	148,435	—	—	148,435
Notes payable	113,849	—	—	113,849
Separate account liabilities	970,954	—	970,954	—

Total financial liabilities	$10,656,360	$—	$970,954	$9,685,406

For financial instruments measured at fair value on a recurring basis using Level 3 inputs during the period, a reconciliation of the beginning and ending balances is shown below (in thousands):

	Assets		Liability
	Investment Securities	Equity- Indexed Options	Embedded Derivative
Balance at December 31, 2011	$15,815	$65,188	$63,275

Total realized and unrealized investment gains/losses included in other comprehensive income	24,267	—	—
Net fair value change included in realized gains/losses	(11,485)	—	—
Net gain (loss) for derivatives included in net investment income	—	12,372	—
Net change included in interest credited	—	—	13,528
Purchases, sales and settlements or maturities
Purchases	32,141	14,684	—
Sales	—	—	—
Settlements or maturities	(1,795)	(9,619)	—
Premiums less benefits	—	—	(1,771)
Transfers from held to maturity	13,118
Gross transfers into Level 3	34,975	—	—

Balance at December 31, 2012	107,036	82,625	75,032

Total realized and unrealized investment gains/losses included in other comprehensive income	9,355	—	—
Net fair value change included in realized gains/losses	1,082	—	—
Net gain (loss) for derivatives included in net investment income	—	76,268	—
Net change included in interest credited	—	—	67,177
Purchases, sales and settlements or maturities
Purchases	2,153	15,906	—
Sales	(10,452)	—	—
Settlements or maturities	(7,268)	(10,046)	—
Premiums less benefits	—	—	6,226
Gross transfers out of Level 3	(53,602)	—	—

Balance at December 31, 2013	48,304	164,753	148,435

Total realized and unrealized investment gains/losses included in other comprehensive income	(11,746)	—	—
Net fair value change included in realized gains/losses	13,056	—	—
Net gain (loss) for derivatives included in net investment income	—	44,492	—
Net change included in interest credited	—	—	32,071
Purchases, sales and settlements or maturities
Purchases	—	16,844	—
Sales	(37,803)	—	—
Settlements or maturities	(10)	(36,640)	—
Premiums less benefits	—	—	27,681
Gross transfers into Level 3	54,241	—	—
Gross transfers out of Level 3	(1,609)	—	—

Balance at December 31, 2014	$64,433	$189,449	$208,187

Within the net gain (loss) for derivatives included in net investment income were an unrealized gain/loss of $24,108,000, $72,071,000 and of $8,710,000 relating to assets still held at December 31, 2014, 2013, and 2012, respectively.

There were no transfers between Level 1 and Level 2 fair value hierarchies. The transfers into Level 3 were the result of existing securities no longer being priced by the third-party pricing service at the end of the period. American National’s valuation of these securities involves judgment regarding assumptions market participants would use including quotes from independent brokers. The transfers out of Level 3 were securities being priced by a third-party service at the end of the period, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.

10. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs are shown below (in thousands):

	Life	Annuity	Accident & Health	Property & Casualty	Total
Balance at December 31, 2011	$651,580	$463,036	$55,096	$150,981	$1,320,693

Additions	80,877	68,799	11,018	215,281	375,975
Amortization	(73,710)	(90,523)	(16,908)	(227,749)	(408,890)
Effect of change in unrealized gains on available-for-sale securities	(5,331)	(34,772)	—	—	(40,103)

Net change	1,836	(56,496)	(5,890)	(12,468)	(73,018)

Balance at December 31, 2012	653,416	406,540	49,206	138,513	1,247,675

Additions	107,410	49,397	13,263	208,889	378,959
Amortization	(82,658)	(85,756)	(15,249)	(225,131)	(408,794)
Effect of change in unrealized gains on available-for-sale securities	5,916	53,977	—	—	59,893

Net change	30,668	17,618	(1,986)	(16,242)	30,058

Balance at December 31, 2013	684,084	424,158	47,220	122,271	1,277,733

Additions	110,195	47,400	19,530	213,237	390,362
Amortization	(78,181)	(79,135)	(18,966)	(223,658)	(399,940)
Effect of change in unrealized gains on available-for-sale securities	(4,629)	(9,982)	—	—	(14,611)

Net change	27,385	(41,717)	564	(10,421)	(24,189)

Balance at December 31, 2014	$711,469	$382,441	$47,784	$111,850	$1,253,544

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

11. LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance and annuity policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefit payments reduced by the present value of expected premiums. Such liabilities are established on a block of business based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability termination, investment return, inflation, expenses, and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for participating traditional life insurance are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization and single premium immediate annuities are equal to the present value of expected future payments. The interest rate used in establishing such liabilities range from 3.0% to 5.6% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3.0% to 4.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities have enhanced first year crediting rates ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments.

12. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The liability for unpaid claims and claim adjustment expenses (“claims”) for accident and health, and property and casualty insurance is included in the “Policy and contract claims” in the consolidated statements of financial position and represents the amount estimated for claims that have been reported but not settled and IBNR claims. Liability for unpaid claims are estimated based upon American National’s historical experience and actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of the changes are included in the consolidated results of operations in the period in which the changes occur.

Information regarding the liability for unpaid claims is shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Unpaid claims balance, beginning	$1,096,301	$1,168,047	$1,180,259
Less reinsurance recoverables	215,164	256,885	235,174

Net beginning balance	881,137	911,162	945,085

Incurred related to
Current	940,466	938,620	1,001,915
Prior years	(44,806)	(46,872)	(48,688)

Total incurred claims	895,660	891,748	953,227

Paid claims related to
Current	561,887	578,831	620,739
Prior years	328,422	342,942	366,411

Total paid claims	890,309	921,773	987,150

Net balance	886,488	881,137	911,162
Plus reinsurance recoverables	245,906	215,164	256,885

Unpaid claims balance, ending	$1,132,394	$1,096,301	$1,168,047

The net and gross reserve calculations have shown favorable development for the last several years as a result of favorable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred claims attributable to insured events of prior years decreased by approximately $44,806,000 in 2014, $46,872,000 in 2013, and $48,688,000 in 2012.

13. REINSURANCE

American National reinsures portions of certain life insurance policies to provide a greater diversification of risk and manage exposure on larger risks. For the issue ages zero to 65, the maximum amount that would be retained by one life insurance company (American National) would be $1,500,000 individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life (total $1,975,000). If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $3,225,000. For the issue ages 66 and over, the maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life (total $1,175,000). If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $2,425,000.

For the Property and Casualty segment, American National retains the first $1,000,000 of loss per risk. Reinsurance then covers the next $5,000,000 of property and liability losses per risk. For 2014, additional excess property per risk coverage was purchased to cover risks up to $15,000,000, and excess casualty clash coverage was purchased to cover losses up to $50,000,000. For 2015, the additional excess property per risk coverage was extended to cover risks up to $20,000,000, and the excess casualty clash coverage was extended to cover losses up to $60,000,000. Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and extra contractual obligations. Facultative reinsurance cover is purchased for individual risks attaching at $20,000,000, as needed. Corporate catastrophe coverage is also in place for losses up to a $500,000,000 event. Catastrophe aggregate reinsurance coverage is also purchased. This coverage is provided by two contracts. The first contract provides for $30,000,000 of coverage after $90,000,000 of aggregated catastrophe losses has been reached. The first $10,000,000 of each catastrophe loss contributes to the $90,000,000 aggregation of losses. This catastrophe aggregate reinsurance coverage was placed at 95% for 2014 and increased to 97.5% for 2015. The second aggregate contract is a new Stretch & Aggregate cover. It consists of a $35,000,000 annual limit available either wholly or in part across two layers. The first layer is 8.75% of $400,000,000 excess of $100,000,000 on an occurrence basis. The second layer provides aggregate protection. Subject loss is $35,000,000 excess of $5,000,000 of each catastrophe. Recoveries follow satisfaction of a $45,000,000 annual aggregate deductible. At the beginning of 2014, the Stretch & Aggregate cover was placed at 71.43% for losses occurring during 2014. This cover was commuted effective July 1, 2014 and replaced at 100% for losses occurring from July 1, 2014 to June 30, 2015.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the reinsurer were to be unable to meet their obligations under any reinsurance treaties. American National had amounts recoverable from reinsurers of $428,654,000 and $414,743,000 at December 31, 2014 and 2013, respectively. None of the amount outstanding at December 31, 2014 is the subject of litigation or is in dispute with the reinsurers involved. Management believes the unfavorable resolution of any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance. Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Direct premiums	$2,049,447	$1,970,400	$1,971,078
Reinsurance premiums assumed from other companies	227,076	189,067	159,518
Reinsurance premiums ceded to other companies	(460,552)	(423,941)	(426,423)

Net premiums	$1,815,971	$1,735,526	$1,704,173

Life insurance in-force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2014	2013	2012
Direct life insurance in-force	$85,570,057	$80,038,270	$72,884,984
Reinsurance risks assumed from other companies	6,007	32,019	103,576
Reinsurance risks ceded to other companies	(30,007,131)	(30,577,123)	(30,477,364)

Net life insurance in-force	$55,568,933	$49,493,166	$42,511,196

14. FEDERAL INCOME TAXES

A reconciliation of the effective tax rate to the statutory federal tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate
Income tax on pre-tax income	$115,061	35.0%	$126,865	35.0%	$95,111	35.0%
Tax-exempt investment income	(6,680)	(2.0)	(6,366)	(1.8)	(7,364)	(2.7)
Dividend exclusion	(7,620)	(2.3)	(6,928)	(1.9)	(6,323)	(2.3)
Miscellaneous tax credits, net	(7,888)	(2.4)	(7,757)	(2.1)	(8,106)	(3.0)
Other items, net	(842)	(0.3)	(6,173)	(1.7)	2,264	0.8

Total	$92,031	28.0%	$99,641	27.5%	$75,582	27.8%

American National made payments of $61,821,000, $73,993,000 and $46,939,000 during 2014, 2013, and 2012, respectively.

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2014	2013
DEFERRED TAX ASSETS:
Marketable securities, principally due to impairment losses	$58,375	$70,816
Investment in bonds, principally due to differences between GAAP and tax basis	1,897	—
Investment in real estate and other invested assets, principally due to investment valuation allowances	12,280	7,888
Policyholder funds, principally due to policy reserve discount	205,821	206,775
Policyholder funds, principally due to unearned premium reserve	32,153	30,871
Participating policyholders’ surplus	46,672	42,701
Pension	73,604	59,174
Commissions and other expenses	6,998	8,024
Tax carryforwards	1,651	10,843

Gross deferred tax assets	439,451	437,092

DEFERRED TAX LIABILITIES:
Marketable securities, principally due to net unrealized gains	361,352	284,503
Investment in bonds, principally due to differences between GAAP and tax basis	—	5,249
Deferred policy acquisition costs, due to difference between GAAP and tax amortization methods	331,274	326,855
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	16,995	17,262
Other Liabilities	19,942	23,651

Gross deferred tax liabilities	729,563	657,520

Total net deferred tax	$(290,112)	$(220,428)

Management believes that a sufficient level of taxable income will be achieved over time to utilize the deferred tax assets in the consolidated federal tax return; therefore, no valuation allowance was recorded as of December 31, 2014 and 2013. However, if not utilized beforehand, approximately $1,651,000 in ordinary loss tax carryforwards will expire on December 31, 2033.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2006 to 2009 has been extended. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld. No provision for penalties was established, and no interest expense was incurred for 2014 or 2013, relating to uncertain tax positions. Management does not believe there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

15. ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below (in thousands):

	Net Unrealized Gains/(Losses) on Securities	Defined Benefit Pension Plan Adjustments	Foreign Currency Adjustments	AOCI
Balance at December 31, 2011	$274,837	$ (115,485)	$51	$159,403

Amounts reclassified from AOCI (net of tax benefit $11,700 and expense $5,572)	(21,718)	10,349	—	(11,369)
Unrealized holding gains arising during the period (net of tax expense $79,796)	148,193			148,193
Unrealized adjustment to DAC (net of tax benefit $14,035)	(26,068)			(26,068)
Unrealized gains on investments attributable to participating policyholders’ interest (net of tax benefit $2,370)	(4,402)			(4,402)
Actuarial loss arising during the period (net of tax benefit of $12,851)		(23,867)		(23,867)
Foreign currency adjustment (net of tax expense $65)			120	120

Balance at December 31, 2012	370,842	(129,003)	171	242,010

Amounts reclassified from AOCI (net of tax benefit $14,757 and expense $6,204)	(27,407)	11,522	—	(15,885)
Unrealized holding gains arising during the period (net of tax expense $41,970)	77,035			77,035
Unrealized adjustment to DAC (net of tax expense $20,931)	38,962			38,962
Unrealized gains on investments attributable to participating policyholders’ interest (net of tax benefit $805)	(1,495)			(1,495)
Actuarial gain arising during the period (net of tax expense of $39,630)		73,597		73,597
Foreign currency adjustment (net of tax benefit $276)			(512)	(512)

Balance at December 31, 2013	457,937	(43,884)	(341)	413,712

Amounts reclassified from AOCI (net of tax benefit $12,379 and expense $1,547)	(22,990)	2,873	—	(20,117)
Unrealized holding gains arising during the period (net of tax expense $79,535)	147,709			147,709
Unrealized adjustment to DAC (net of tax benefit $5,986)	(8,625)			(8,625)
Unrealized gains on investments attributable to participating policyholders’ interest (net of tax benefit $3,166)	(5,880)			(5,880)
Actuarial loss arising during the period (net of tax benefit of $18,880)		(35,063)		(35,063)
Foreign currency adjustment (net of tax benefit $514)			(954)	(954)

Balance at December 31, 2014	$568,151	$(76,074)	$(1,295)	$490,782

16. STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

American National has one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at the dates indicated are shown below:

	Years ended December 31,
	2014	2013	2012
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	(3,960,507)	(3,937,261)	(3,995,785)

Outstanding shares	26,871,942	26,895,188	26,836,664
Restricted shares	(142,667)	(190,667)	(185,334)

Unrestricted outstanding shares	26,729,275	26,704,521	26,651,330

Stock-based compensation

American National has one stock-based compensation plan, which allows for grants of Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Awards, Incentive Awards or any combination thereof. This plan is administered by the American National Board Compensation Committee. The Board Compensation Committee makes incentive awards under this plan to our executives after meeting established performance objectives. All awards are subject to review and approval by the committee and the Board of Directors, both at the time of setting applicable performance objectives and at the time of payment of the awards. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year. Grants are made to certain officers and directors as compensation and to align their interests with those of other shareholders.

SAR, RS and RSU information for the periods indicated is shown below:

	SAR		RS Shares		RS Units
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value	Units	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2011	126,769	$110.08	261,334	$102.98	69,566	$83.56
Granted	—	—	—	—	75,355	71.69
Exercised	(200)	66.76	(76,000)	88.00	(17,380)	94.47
Forfeited	(3,510)	114.02	—	—	(482)	74.85
Expired	(14,108)	100.14	—	—	—	—

Outstanding at December 31, 2012	108,951	111.31	185,334	109.13	127,059	75.06

Granted	—	—	10,000	80.05	71,084	80.05
Exercised	(19,849)	103.61	(4,667)	111.60	(76,378)	77.04
Forfeited	(334)	96.53	—	—	(396)	77.20
Expired	(14,333)	107.93	—	—	—	—

Outstanding at December 31, 2013	74,435	114.08	190,667	107.54	121,369	76.23

Granted	—	—	—	—	66,383	113.49
Exercised	(3,226)	95.54	(48,000)	108.00	(59,438)	76.53
Forfeited	—	—	—	—	(100)	113.49
Expired	(16,279)	115.11	—	—	—	—

Outstanding at December 31, 2014	54,930	$114.86	142,667	$107.39	128,214	$95.82

	SAR	RS Shares	RS Units
Weighted-average contractual remaining life (in years)	1.78	4.02	1.78
Exercisable shares	54,747	N/A	—
Weighted-average exercise price	$114.86	$107.39	$95.82
Weighted-average exercise price exercisable shares	114.88	N/A	N/A
Compensation expense (credits)
Year ended December 31, 2014	$(23,000)	$2,963,000	$7,710,000
Year ended December 31, 2013	374,000	2,219,000	12,342,000
Year ended December 31, 2012	(6,000)	2,418,000	7,752,000
Fair value of liability award
December 31, 2014	$167,000	N/A	$16,301,000
December 31, 2013	376,000	N/A	15,018,000

The SARs give the holder the right to cash compensation based on the difference between the stock price on the grant date and the stock price on the exercise date. The SARs vest at a rate of 20% per year for five years and expire five years after vesting.

Effective December 31, 2012, the settlement provision within outstanding RSU awards was modified to allow the recipient of the awards to settle the vested RSUs in either cash or American National’s common stock. This change in the settlement provision is expected to apply to all future issuance of RSU awards. Prior to the modification, vested RSUs were converted to American National’s common stock on a one-for-one basis. This modification changes the award classification from an equity to a liability award. At the date of modification, American National recorded a liability of $7,974,000 with a corresponding reduction in additional paid-in capital. The liability will be re-measured and adjusted for changes in the fair value each reporting period through the vesting date. RSUs generally vest after a three-year graded vesting requirement. Certain awards vest over a shorter period as a result of retirement provisions. The modification, which was applied consistently to all participants, resulted in an incremental cost of $5,691,000 and $5,232,000 for the years ended December 31, 2014 and 2013, respectively.

RS Awards entitle the participant to full dividend and voting rights. Each award has the value of one share of restricted stock and vests 10 years from the grant date. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and these awards feature a graded vesting schedule in the case of the retirement of an award holder. Restricted stock for 350,334 shares has been granted at an exercise price of zero, of which 142,667 shares are unvested.

Earnings per share

Basic earnings per share were calculated using a weighted average number of shares outstanding. The Restricted Stock awards and units resulted in diluted earnings per share as follows (in thousands, except share-related data):

	Years ended December 31,
	2014	2013	2012
Weighted average shares outstanding	26,802,841	26,791,900	26,714,865
Incremental shares from RS awards and RSUs	115,829	122,691	148,809

Total shares for diluted calculations	26,918,670	26,914,591	26,863,674

Net income attributable to American National	$247,193	$268,372	$191,041
Basic earnings per share	$9.22	$10.02	$7.15
Diluted earnings per share	9.18	9.97	7.11

Statutory Capital and Surplus

Risk Based Capital (“RBC”) requirements are measures insurance regulators use to evaluate the capital adequacy of American National Insurance Company and its insurance subsidiaries. RBC is calculated using formulas applied to certain financial balances and activities that consider, among other things, risks related to the type and quality of the invested assets, insurance risks associated with an insurer’s products and liabilities, interest rate risks and general business risks. Insurance companies that do not maintain capital and surplus at a level at least 200% of the authorized control level RBC are required to take certain actions. At December 31, 2014 and 2013, American National Insurance Company’s statutory capital and surplus was $2,879,154,000 and $2,667,858,000, respectively. Additionally, each of the insurance subsidiaries had statutory capital and surplus at December 31, 2014 and 2013, substantially above each individual subsidiary’s authorized control level RBC.

American National’s insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile which include certain components of the National Association of Insurance Commissioners’ Codification of Statutory Accounting Principles (“NAIC Codification”). NAIC Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting practices continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the statutory capital and surplus of American National Insurance Company and its insurance subsidiaries.

Statutory accounting differs from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, and valuing securities on a different basis. In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus.

One of American National’s insurance subsidiaries has been granted a permitted practice from the Missouri Department of Insurance to record as the valuation of its investment in a wholly-owned subsidiary that is the attorney-in-fact for a Texas domiciled insurer, the statutory capital and surplus of the Texas domiciled insurer. This permitted practice increases the statutory capital and surplus of both American National Insurance Company and the Missouri domiciled insurance subsidiary by $62,807,000 and $58,207,000 at December 31, 2014 and 2013, respectively. Additionally, the statutory capital and surplus of both American National Insurance Company and the Missouri domiciled insurance subsidiary would have remained substantially above the company action level RBC had it not used the permitted practice.

The statutory capital and surplus and net income (loss) of our life and property and casualty insurance entities in accordance with statutory accounting practices are shown below (in thousands):

	December 31,
	2014	2013
Statutory capital and surplus
Life insurance entities	$1,904,128	$1,771,999
Property and casualty insurance entities	984,155	904,557

	Years ended December 31,
	2014	2013	2012
Statutory net income
Life insurance entities	$169,823	$191,932	$233,621
Property and casualty insurance entities	73,076	61,737	43,449

Dividends

American National Insurance Company’s payment of dividends to stockholders is restricted by statutory regulations. The restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of prior year statutory net income from operations on an annual, non-cumulative basis, or 10% of prior year statutory surplus. Under Texas insurance law, American National Insurance Company is permitted to pay total dividends of $287,915,000 during 2015, without prior approval of the Texas Department of Insurance. Similar restrictions on amounts that can transfer in the form of dividends, loans, or advances to American National Insurance Company apply to its insurance subsidiaries.

Noncontrolling interests

American National County Mutual Insurance Company (“County Mutual”) is a mutual insurance company that is owned by its policyholders. American National has a management agreement that effectively gives it control of County Mutual. As a result, County Mutual is included in the consolidated financial statements of American National. Policyholder interests in the financial position of County Mutual are reflected as noncontrolling interest of $6,750,000 at December 31, 2014 and 2013.

American National Insurance Company and its subsidiaries exercise significant control or ownership of various joint ventures, resulting in their consolidation into American National’s consolidated financial statements. The interests of the other partners in the consolidated joint ventures are shown as noncontrolling interests of $5,634,000 and $6,007,000 at December 31, 2014 and 2013, respectively.

During 2012, American National increased its ownership interest with a consolidated joint venture. The effect of the change in ownership interest of American National is shown below (in thousands):

	December 31,
	2014	2013	2012
Net income attributable to American National	$247,193	$268,372	$191,041

Decrease in American National’s paid-in capital for purchase of additional interest	—	—	(1,892)

Net transfers to noncontrolling interest	—	—	(1,892)
Change from net income attributable to American National and transfers to noncontrolling interest	$247,193	$268,372	$189,149

17. SEGMENT INFORMATION

Management organizes the business into five operating segments:

•	Life—markets whole, term, universal, indexed and variable life insurance on a national basis primarily through career and multiple-line agents, as well as independent agents and direct marketing channels.

•	Annuity—offers fixed, indexed, and variable annuity products. These products are primarily sold through independent agents, brokers, and financial institutions, along with multiple-line and career agents.

•	Health—primary lines of business are Medicare supplement, stop loss, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and managing general underwriters.

•	Property and Casualty—writes personal, agricultural and commercial coverages and credit-related property insurance. These products are primarily sold through multiple-line and independent agents.

•	Corporate and Other—consists of net investment income from investments not allocated to the insurance segments and revenues from non-insurance operations.

The accounting policies of the segments are the same as those described in Note 2 to the consolidated financial statements. All revenue and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Revenues and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•	Recurring income from bonds and mortgage loans is allocated based on the assets allocated to each line of business at the average yield available from these assets.

•	Net investment income from all other assets is allocated to the insurance segments in accordance with the amount of capital allocated to each segment, with the remainder recorded in the Corporate and Other business segment.

•	Expenses are allocated based upon various factors, including premium and commission ratios within the respective operating segments.

The following summarizes results of operations by operating segments (in thousands):

	Years ended December 31,
	2014	2013	2012
Income from continuing operations before federal income taxes, and equity in earnings/losses of unconsolidated affiliates
Life	$43,352	$19,627	$34,251
Annuity	95,736	95,887	96,501
Health	25,559	25,255	18,046
Property and casualty	89,632	74,068	45,425
Corporate and other	74,467	147,633	77,522

Total	$328,746	$362,470	$271,745

Total Assets
Life	$5,573,882	$5,375,602	$5,130,612
Annuity	10,766,619	11,104,180	11,802,579
Health	526,344	500,475	498,510
Property and casualty	2,000,494	2,127,525	2,220,898
Corporate and other	4,684,697	4,217,101	3,454,475

Total	$23,552,036	$23,324,883	$23,107,074

18. PENSION AND POSTRETIREMENT BENEFITS

Pension benefits

On October 31, 2013, American National adopted certain amendments to freeze all of its remaining unfrozen defined benefit pension plans as of December 31, 2013. Prior to the plan amendments, American National had a qualified defined benefit pension plan covering virtually all employees and two non-qualified defined benefit pension plans covering executives. Effective December 31, 2013, no additional benefits accrued through these plans for additional years of service credit or future salary increase credit, and no new participants were added to the plans. Benefits earned by eligible employees prior to the effective date of the plan amendments have not been affected. The plan amendments did not result in any curtailment gain or loss.

The tax-qualified plan has three separate noncontributory programs. One of the programs covers Career Sales and Service Division agents and managers. The other two programs cover salaried and management employees and corporate clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service. The three non-tax-qualified pension plans cover key executive employees and restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits. In addition, American National also has one frozen, tax-qualified, defined-benefit pension plan covering employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2014	2013
Reconciliation of benefit obligation
Obligation at January 1,	$458,270	$535,313
Service cost benefits earned during period	111	19,873
Interest cost on projected benefit obligation	20,612	20,277
Plan amendments	—	(36,001)
Actuarial (gain) loss	61,906	(53,371)
Benefits paid	(27,748)	(27,821)

Obligation at December 31,	513,151	458,270

Reconciliation of fair value of plan assets
Fair value of plan assets at January 1,	302,467	276,014
Actual return on plan assets	28,363	44,209
Employer contributions	21,097	10,065
Benefits paid	(27,748)	(27,821)

Fair value of plan assets at December 31,	324,179	302,467

Funded status at December 31,	$(188,972)	$(155,803)

The components of net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Service cost	$111	$19,873	$17,596
Interest cost	20,612	20,277	20,579
Expected return on plan assets	(20,402)	(20,354)	(18,499)
Amortization of net actuarial loss	4,421	17,726	15,921

Net periodic benefit cost	$4,742	$37,522	$35,597

Amounts related to the defined benefit pension plans recognized as a component of OCI are shown below (in thousands):

	Years ended December 31,
	2014	2013	2012
Actuarial gain (loss)	$(49,523)	$130,953	$(20,797)
Deferred tax expense (benefit)	17,333	(45,834)	7,279

Other comprehensive income (loss), net of tax	$(32,190)	$85,119	$(13,518)

The estimated actuarial loss for the plan that will be amortized out of AOCI into the net periodic benefit cost over the next fiscal year is $9,460,000. Amounts recognized as a component of AOCI that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below (in thousands):

	Years ended December 31,
	2014	2013
Net actuarial loss	$(117,036)	$(67,513)
Deferred tax benefit	40,962	23,629

Amounts included in AOCI	$(76,074)	$(43,884)

The weighted average assumptions used are shown below:

	Used for Net Benefit Cost in Fiscal Year 1/1/2014 to 12/31/2014	Used for Benefit Obligations as of 12/31/2014
Discount rate	4.60%	3.70%
Rate of compensation increase	0.00	0.00
Long-term rate of return	7.45	7.45

American National’s funding policy for the qualified pension plans is to make annual contributions to meet the minimum funding standards of ERISA. The unfunded plans will be funded out of general corporate assets when necessary. American National contributed $21,097,000, $10,065,000, and $48,531,000 to the qualified pension plan in 2014, 2013 and 2012, respectively. American National and its affiliates expect to contribute $10,100,000 to its qualified pension plan in 2015.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

2015	29,660
2016	38,201
2017	30,339
2018	32,562
2019	29,735
2020-2022	162,306

American National utilizes third-party pricing services to estimate fair value measurements of its pension plan assets. Refer to Note 9 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services. The fair values of the pension plan assets by asset category are shown below (in thousands):

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Asset Category
Corporate debt securities	$53,768	$—	$53,768	$—
Residential mortgage-backed securities	887	—	887	—
Mutual fund	9,591	9,591	—	—
Equity securities by sector
Consumer goods	51,586	51,586	—	—
Energy and utilities	32,287	32,287	—	—
Financials	43,186	43,186	—	—
Healthcare	28,256	28,256	—	—
Industrials	16,145	16,145	—	—
Information technology	30,157	30,157	—	—
Other	31,094	31,094	—	—
Commercial paper	21,053	—	21,053	—
Unallocated group annuity contract	6,053	—	6,053	—
Other	116	28	88	—

Total	$324,179	$242,330	$81,849	$—

The investment policy for the retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity, debt securities up to 100% and equity securities up to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment may at the time of purchase be more than 5% of the total invested assets.

The corporate debt securities category are investment grade bonds of U.S and foreign issuers denominated and payable in U.S. dollars from diverse industries, with a maturity of 1 to 30 years. Foreign bonds in the aggregate shall not exceed 20% of the bond portfolio. Residential mortgage-backed securities represent asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers have discretion to choose the degree of concentration in various issues and industry sectors for the equity securities. Permitted securities are those for which there is an active market providing liquidity for the specific security.

Commercial paper investments generally have a credit rating of A-2 Moody’s or P-2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

Postretirement life and health benefits

American National provides certain health and dental benefits to a closed block of retirees and their dependents who met certain age and length of service requirements as of December 31, 1993. The primary retiree health benefit plan provides Medicare Supplemental and prescription drug benefits. The plan is contributory, with American National’s contribution limited to $40 per month for retirees and spouses with any additional contributions necessary, being made by the retirees. Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements. Effective June 1, 2014 Farm Family moved their life insurance coverage from a third party vendor to American National.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $6,740,000 and $5,050,000 at December 31, 2014 and 2013, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.

Savings plans

American National sponsors one defined contribution (401(k) plan) for all employees. The 401(k) plan allows employees to contribute up to the maximum allowable amount as determined by the IRS. Prior to January 1, 2014, American National did not contribute the 401(k) plan. The expense associated with this plan was $12,350,000 for 2014. Effective July 8, 2014 the incentive savings plan for Farm Family was merged into American National Plan. The expense associated with the Farm Family Plan was $918,000, $1,900,000 and $1,400,000 for 2014, 2013 and 2012, respectively.

19. COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2014, were approximately $1,883,000.

American National had aggregate commitments at December 31, 2014, to purchase, expand or improve real estate, to fund fixed interest rate mortgage loans, and to purchase other invested assets of $475,295,000 of which $323,710,000 is expected to be funded in 2015. The remaining $151,585,000 will be funded in 2016 and beyond.

In September 2014, American National renewed an existing $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 sub-feature for the issuance of letters of credit. Borrowings under the facility are at the discretion of the lender and would be used only for funding working capital requirements. The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time. As of December 31, 2014 and 2013, the outstanding letters of credit were $12,214,000 and $15,560,000, respectively, and there were no borrowings on this facility to meet liquidity requirements. This facility expires on October 30, 2015. American National expects it will be renewed on substantially equivalent terms upon expiration.

Guarantees

American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loans. As the cash values of the life insurance policies always equal or exceed the balance of the loans, management does not foresee any loss on these guarantees. The total amount of the guarantees outstanding as of December 31, 2014, was approximately $206,376,000, while the total cash value of the related life insurance policies was approximately $209,848,000.

Litigation

American National and certain subsidiaries, in common with the insurance industry in general, are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. We provide accruals for these items to the extent we deem the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future. Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on our consolidated financial position, liquidity or results of operations. With respect to the existing litigation, management currently believes that the possibility of a material judgment adverse to American National is remote and no estimate of range can be made for loss contingencies that are at least reasonably possible but not accrued.

20. RELATED PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties. These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts and legal services. The impact on the consolidated financial statements of the significant related party transactions is shown below (in thousands):

		Dollar Amount of Transactions		Amount due to/(from) American National
		Years ended December 31,		December 31,
Related Party	Financial Statement Line Impacted	2014	2013	2014	2013
Gal-Tex Hotel Corporation	Mortgage loan on real estate	$1,234	$1,148	$6,508	$7,742
Gal-Tex Hotel Corporation	Net investment income	521	607	39	47
Greer, Herz and Adams, LLP	Other operating expenses	10,146	9,557	(309)	(284)

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): American National holds a first mortgage loan originated in 1999, with an interest rate of 7.25% and final maturity date of April 1, 2019 issued to Gal-Tex, which is collateralized by a hotel property in San Antonio, Texas. This loan is current as to principal and interest payments.

Transactions with Greer, Herz & Adams, L.L.P.: Irwin M. Herz, Jr. is an American National advisory director and a Partner with Greer, Herz Adams, L.L.P., which serves as American National’s General Counsel.

21. SELECTED QUARTERLY FINANCIAL DATA

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2014	2013	2014	2013	2014	2013	2014	2013
Total premiums and other revenues	$772,436	$745,045	$754,786	$773,660	$746,170	$785,504	$777,198	$815,001
Total benefits, losses and expenses	697,968	682,897	688,864	689,450	651,395	664,640	683,617	719,753
Income before federal income tax and equity in earnings of unconsolidated affiliates	74,468	62,148	65,922	84,210	94,775	120,864	93,581	95,248
Provision for federal income taxes	21,487	11,317	21,558	24,803	26,749	35,759	22,237	27,762
Equity in earnings (losses) of unconsolidated affiliates, net of tax	(859)	8,577	12,659	1,076	2,735	121	(2,566)	(298)
Net income	52,122	59,408	57,023	60,483	70,761	85,226	68,778	67,188
Net income (loss) attributable to noncontrolling interest	(756)	(563)	(238)	2,314	2,877	2,613	(392)	(431)
Net income attributable to American National	52,878	59,971	57,261	58,169	67,884	82,613	69,170	67,619
Earnings per share attributable to American National
Basic	1.97	2.24	2.14	2.17	2.53	3.08	2.58	2.53
Diluted	1.96	2.23	2.12	2.16	2.52	3.07	2.57	2.51

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

(in thousands)

	December 31, 2014
Type of Investment	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown in the Consolidated Statement of Financial Position
Fixed maturities
Bonds held-to-maturity
U.S. states and political subdivisions	$323,053	$349,760	$323,053
Foreign governments	29,130	30,423	29,130
Corporate debt securities	7,517,195	7,894,725	7,517,195
Residential mortgage-backed securities	336,853	357,635	336,853
Collateralized debt securities	2,232	2,470	2,232
Other debt securities	16,587	17,900	16,587
Bonds available-for-sale
U.S. treasury government	22,415	23,233	23,233
U.S. states and political subdivisions	802,846	837,616	837,616
Foreign governments	5,000	7,021	7,021
Corporate debt securities	3,812,771	4,000,049	4,000,049
Residential mortgage-backed securities	40,988	42,399	42,399
Collateralized debt securities	10,696	11,489	11,489
Equity securities
Common stocks
Consumer goods	139,683	308,915	308,915
Energy and utilities	127,071	199,344	199,344
Finance	127,443	266,608	266,608
Healthcare	74,947	212,438	212,438
Industrials	50,608	126,737	126,737
Information technology	116,956	246,229	246,229
Other	82,943	126,853	126,853
Preferred stocks	19,733	29,854	29,854
Other Investments
Mortgage loans on real estate, net of allowance	3,359,586	3,618,944	3,359,586
Investment real estate, net of accumulated depreciation	435,876		435,876
Real estate acquired in satisfaction of debt	43,186		43,186
Policy loans	405,979	405,979	405,979
Options	100,839	189,449	189,449
Other long-term investments	30,806		30,806
Short-term investments	431,000	431,000	431,000

Total investments	$18,466,422	$19,737,070	$19,559,717

(1)	Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	December 31,
Condensed Statements of Financial Position	2014	2013
Assets
Fixed maturity securities	$9,567,848	$9,712,509
Mortgage loans on real estate, net of allowance	3,266,361	3,210,945
Other invested assets	1,858,444	1,895,764
Investment in subsidiaries	2,308,725	2,089,903
Deferred policy acquisition costs	1,023,778	1,041,472
Separate account assets	1,001,515	970,954
Other assets	629,531	608,773

Total assets	$19,656,202	$19,530,320

Liabilities
Policy liabilities	$3,649,554	$3,494,989
Policyholders’ account balances	9,975,383	10,398,409
Separate account liabilities	1,001,515	970,954
Other liabilities	597,617	475,394

Total liabilities	15,224,069	15,339,746

Shareholders’ equity
Common stock	30,832	30,832
Additional paid-in capital	9,248	4,650
Accumulated other comprehensive income	490,783	413,712
Retained earnings	4,003,211	3,838,821
Treasury stock, at cost	(101,941)	(97,441)

Total stockholders’ equity	4,432,133	4,190,574

Total liabilities and stockholders’ equity	$19,656,202	$19,530,320

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2014	2013	2012
Premiums and other revenues
Premiums and policy revenues	$786,823	$734,506	$685,529
Net investment income	772,355	861,354	837,503
Net realized investment gain	18,702	73,791	46,936
Other-than-temporary impairments	(41)	—	(12,825)
Other income	10,803	12,083	10,016

Total premiums and other revenues	1,588,642	1,681,734	1,567,159

Benefits, losses and expenses
Policyholder benefits	574,975	520,806	487,387
Other operating expenses	812,762	913,914	873,119

Total benefits, losses and expenses	1,387,737	1,434,720	1,360,506

Income from continuing operations before federal income tax and equity in earnings of subsidiaries	200,905	247,014	206,653

Provision for federal income taxes	62,978	50,927	72,144
Equity in earnings of subsidiaries, net of tax	109,266	72,285	56,532

Net income	$247,193	$268,372	$191,041

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in thousands)

	Years ended December 31,
Condensed Statements of Cash Flows	2014	2013	2012
OPERATING ACTIVITIES
Net income	$247,193	$268,372	$191,041
Adjustments to reconcile net income to net cash provided by operating activities
Realized investments gains	(18,702)	(73,791)	(46,936)
Other-than-temporary impairments	41	—	12,825
Amortization (accretion) of premiums, discounts and loan origination fees	3,581	1,216	(7,433)
Net capitalized interest on policy loans and mortgage loans	(27,922)	(23,864)	(22,049)
Depreciation	21,822	18,618	21,209
Interest credited to policyholders’ account balances	324,325	395,013	385,603
Charges to policyholders’ account balances	(212,690)	(199,285)	(188,009)
Deferred federal income tax (benefit) expense	16,954	(15,245)	14,336
Net income of subsidiaries	(108,133)	(63,762)	(51,716)
Equity in earnings of affiliates	3,800	(8,523)	(4,816)
Distributions from equity method investments	408	2,411	1,686
Changes in
Accrued investment income	9,801	9,336	5,916
Reinsurance recoverables	2,312	(1,025)	3,579
Prepaid reinsurance premiums	2,318	7,575	15,139
Premiums due and other receivables	3,873	9,531	4,762
Deferred policy acquisition costs	7,560	28,216	24,596
Policyholder liabilities	155,166	38,188	55,594
Liability for retirement benefits	(12,552)	12,656	(1,567)
Current tax receivable/payable	8,181	9,936	(109,736)
Other, net	(33,075)	(9,993)	3,725

Net cash provided by operating activities	394,261	405,580	307,749

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of
Held-to-maturity securities	452,846	1,207,038	980,794
Available for sale securities	625,563	599,228	446,706
Investment real estate	53,859	8,006	—
Mortgage loans	578,098	756,554	475,885
Policy loans	45,732	47,018	47,068
Other invested assets	40,791	88,883	43,410
Disposals of property and equipment	43,869	270	—
Distributions from affiliates and subsidiaries	439	10,581	15,469
Payment for the purchase/origination of
Held-to-maturity securities	(287,694)	(701,776)	(891,257)
Available for sale securities	(572,299)	(556,940)	(382,652)
Investment real estate	(23,959)	(28,882)	(18,281)
Mortgage loans	(633,401)	(908,512)	(642,227)
Policy loans	(23,621)	(21,682)	(29,676)
Other invested assets	(43,423)	(46,168)	(45,206)
Additions to property and equipment	(56,651)	(5,991)	(16,714)
Contributions to unconsolidated affiliates	(1,035)	(949)	(5,207)
Change in short-term investments	4,518	(401,682)	244,931
Change in investment in subsidiaries	—	—	(33,338)
Other, net	24,636	1,642	(388)

Net cash provided by investing activities	228,268	46,638	189,317

FINANCING ACTIVITIES
Policyholders’ account deposits	941,400	835,942	1,056,526
Policyholders’ account withdrawals	(1,479,004)	(1,420,675)	(1,244,382)
Dividends to stockholders	(82,805)	(82,831)	(82,657)

Net cash used in financing activities	(620,409)	(667,564)	(270,513)

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,120	(215,346)	226,553
Beginning of the year	46,326	261,672	35,119

End of year	$48,446	$46,326	$261,672

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

(in thousands)

Segment	Deferred Policy Acquisition Cost	Future Policy Benefits, Policyholders’ Account Balances Benefits, Policy and Contract Claims and Other Policyholder Funds	Unearned Premiums	Premium Revenue	Net Investment Income (1)	Benefits, Claims, Losses and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses (2)	Premiums Written
2014
Life	$711,469	$4,728,166	$35,524	$307,771	$232,389	$351,271	$78,181	$194,927	$—
Annuity	382,441	10,286,205	—	190,357	545,887	234,173	79,135	56,487	—
Health	47,784	353,155	46,137	216,868	11,692	144,799	18,966	43,261	—
Property & Casualty	111,850	890,901	673,390	1,100,975	58,843	745,540	223,658	130,655	1,109,029
Corportate & Other	—	—	—	—	84,047	—	—	60,535	—

Total	$1,253,544	$16,258,427	$755,051	$1,815,971	$932,858	$1,475,783	$399,940	$485,865	$1,109,029

2013
Life	$684,084	$4,567,772	$35,935	$293,173	$230,763	$345,566	$82,658	$207,520	$—
Annuity	424,158	10,641,769	—	155,162	632,536	193,840	85,756	63,326	—
Health	47,220	352,412	48,269	212,931	11,314	139,762	15,249	46,646	—
Property & Casualty	122,271	896,819	655,674	1,074,260	66,632	746,636	225,131	128,437	1,069,694
Corportate & Other	—	—	—	—	75,565	—	—	57,122	—

Total	$1,277,733	$16,458,772	$739,878	$1,735,526	$1,016,810	$1,425,804	$408,794	$503,051	$1,069,694

2012
Life	$653,416	$4,407,753	$36,056	$281,621	$235,712	$340,003	$73,710	$183,040	$—
Annuity	406,540	11,035,348	—	116,393	603,349	156,619	90,523	45,317	—
Health	49,206	376,173	50,366	223,773	11,789	155,825	16,908	44,966	—
Property & Casualty	138,513	896,660	671,110	1,082,386	69,604	793,281	227,749	120,888	1,047,211
Corportate & Other	—	—	—	—	64,944	—	—	61,535	—

Total	$1,247,675	$16,715,934	$757,532	$1,704,173	$985,398	$1,445,728	$408,890	$455,746	$1,047,211

(1)	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(2)	Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE IV - REINSURANCE

(in thousands)

	Direct Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2014
Life insurance in-force	$85,570,057	$30,007,131	$6,007	$55,568,933	0.0%

Premiums earned
Life and annuity	$594,568	$96,577	$137	$498,128	0.0
Accident and health	271,004	274,368	220,232	216,868	101.6
Property and casualty	1,183,875	89,607	6,707	1,100,975	0.6

Total premiums	$2,049,447	$460,552	$227,076	$1,815,971	12.5

Year Ended December 31, 2013
Life insurance in-force	$80,038,270	$30,577,123	$32,019	$49,493,166	0.1

Premiums earned
Life and annuity	$541,025	$93,240	$550	$448,335	0.1
Accident and health	271,847	240,505	181,589	212,931	85.3
Property and casualty	1,157,528	90,196	6,928	1,074,260	0.6

Total premiums	$1,970,400	$423,941	$189,067	$1,735,526	10.9

Year Ended December 31, 2012
Life insurance in-force	$72,884,984	$30,477,364	$103,576	$42,511,196	0.2

Premiums earned
Life and annuity	$488,891	$93,066	$2,189	$398,014	0.5
Accident and health	269,373	197,759	152,159	223,773	68.0
Property and casualty	1,212,814	135,598	5,170	1,082,386	0.5

Total premiums	$1,971,078	$426,423	$159,518	$1,704,173	9.4%

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS

(IN THOUSANDS)

		Additions	Deductions
	Balance at Beginning of Period	Charged to Expense	Written off	Change in Estimate (1)	Balance at End of Period
2014
Investment valuation allowances:
Mortgage loans on real estate	$12,181	$5,679	$—	$—	$17,860

2013
Investment valuation allowances:
Mortgage loans on real estate	$12,012	$171	$—	$(2)	$12,181

2012
Investment valuation allowances:
Mortgage loans on real estate	$11,321	$2,973	$(2,277)	$(5)	$12,012

(1)	Decrease in the required valuation allowance for mortgage loans as a result of changes to the estimate in calculating the mortgage loan allowance based on enhanced methodology.

See accompanying Report of Independent Registered Public Accounting Firm.

WQVA Part C

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2004 through December 31, 2014.

2. Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2014 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2014 and for each of the years in the three (3) year period ended December 31, 2014.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 3(a) – Distribution and Selling Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 29, 2011].

Exhibit 3(b) – Termination of Distribution and Selling Agreement [previously filed with Registrant’s N-4 for this registration statement (number 333-30318) filed on April 26, 2013].

Exhibit 3(c) – Distribution and Administrative Services Agreement [previously filed with Registrant’s N-4 for this registration statement (number 333-30318) filed on April 26, 2013].

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4(a) — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(b) — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(c) — Form of Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(d) — Form of Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(e) — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(f) — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(g) — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(h) — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(i) — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4(j) — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6(a) — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6(b) — Copy of the By-laws of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30, 2004].

Exhibit 7(b) – Letter dated August 7, 2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30, 2010].

Exhibit 8(a) — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(b) — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(c) — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(d) — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(e) — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(f) — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(g) — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(h) — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 8(i) - Form of MFS Variable Insurance Trust Participation Agreement [Registrant’s Form N-4 for this registration statement (number 333-30318) effective March 28, 2015 (filed herewith)].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of Independent Registered Public Accounting firm (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant’s post effective amendment number six, filed on April 29, 2005).

Exhibit 14(a) – Power of Attorney for Messrs. Ansell, Pederson, Yarbrough, Payne and Pozzi dated April 14, 2015 (filed herewith).

Item 25. Directors and Officers of Depositor

The principal business address of the directors and officers, unless otherwise indicated, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Directors

Name	Business Address

Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

James Edward Pozzi	President, Chief Executive Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

E. J. “Jere” Pederson	29 Adler Circle
Galveston, TX 77551

William C. Ansell	1011 Tremont Galveston, TX 77550

James P. Payne	11150 Rio Vista Drive Austin, TX 78726

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

George Richard Ferdinandtsen	American National Insurance Company
(Advisory)	One Moody Plaza
Galveston, TX 77550

Officers

Name	Office

George Richard Ferdinandtsen	Former Vice Chairman of the Board

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

Johnny David Johnson	Executive Vice President, Corporate Business Process Officer & CIO

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line & Chief Corporate Risk Officer

1949 East Sunshine
Springfield, MO 65899

James Walter Pangburn	Executive Vice President, Credit Insurance Division
2450 South Shore Boulevard
League City, TX 77573

Steven Harvey Schouweiler	Executive Vice President, Health Insurance Operations
2450 South Shore Boulevard
League City, TX 77573

Hoyt J. Strickland	Executive Vice President, Career Sales & Service Division

Dwain Allen Akins	Senior Vice President, Corporate Relations, Chief Corporate Compliance Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Brian Neil Bright	Senior Vice President, Computing Services
3030 Invincible
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

Scott C. Campbell	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

William Franklin Carlton	Senior Vice President and Corporate Controller

Lee C. Ferrell	Senior Vice President, Independent Marketing Group Operations

Bernard Stephen Gerwel	Senior Vice President, Chief Corporate Digital Officer
1949 East Sunshine
Springfield, MO 65899

Anne Marie LeMire	Senior Vice President, Stock/Bond Investments
2450 South Shore Boulevard
League City, TX 77573

Bruce Murray LePard	Senior Vice President, Corporate Human Resources Officer

Meredith Myron Mitchell	Senior Vice President, Application Development & Support

Ronald Clark Price	Senior Vice President, Chief Marketing Officer—Career Life Agencies

John F. Simon	Senior Vice President and Actuary

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Agencies Officer
1949 East Sunshine
Springfield, MO 65899

John Mark Flippin	Secretary

Terrance K. Ball	Vice President, Sales, Credit Insurance Division
2450 South Shore Boulevard
League City, TX 77573

James Arthur Collura	Vice President, Chief Life Marketing & Operations Officer, Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production 2525 South Shore Boulevard League City, TX 77573

Deborah Kay Janson	Vice President, Corporate Planning

Richard Steven Katz	Vice President, Direct Marketing & Sales 2450 South Shore Boulevard League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Associate Medical Director

Darren William King	Vice President, Equities 2450 South Shore Boulevard League City, TX 77573

Robert Jay Kirchner	Vice President, Real Estate Investments 2525 South Shore Boulevard League City, TX 77573

Murray A. Klein	Vice President, Financial Marketing 2450 South Shore Boulevard League City, TX 77573

Craig Warren Klenk	Vice President, Brokerage Sales

Debra R. Lambson	Vice President, CMO Health & Sr. Age Marketing 2450 South Shore Boulevard League City, TX 77573

Sara Liane Latham	Vice President and Associate Actuary

Gary H. Lukovich	Vice President, Multiple Line Distribution & Sales 1949 East Sunshine Springfield, MO 65899

George Arthur Macke	Vice President, General Auditor

Bradley Wayne Manning	Vice President, Claims & CSC 2525 South Shore Boulevard League City, TX 77573

Michael Scott Marquis	Vice President, Life New Business

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production 2525 South Shore Boulevard League City, TX 77573

Tracy L. Milina	Vice President, Health Underwriting/Administration 2450 South Shore Boulevard League City, TX 77573

John Oliver Norton	Vice President and Actuary

Ronald Joseph Ostermayer	Vice President, Director Health Security and Group Administration 2450 South Shore Boulevard League City, TX 77573

Edward Bruce Pavelka	Vice President, Life Policy Administration

Richard Clarence Putz	Vice President, IT Security, Compliance & Risk

William Corley Ray	Vice President, Marketing Training and Development, Multiple Line Exclusive Agency (MLEA)

Daniel A. Safriet	Vice President, CID Eastern Region Sales 1037 N. Main Street Wake Forest, NC 27587

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

David Harvin Schutz	Vice President, National Accounts

Olivia K. Smith	Vice President, Human Resources

Wayne Allen Smith	Vice President, Career Sales & Service Division

James Patrick Stelling	Vice President, Group/Health Operations 2450 South Shore Boulevard League City, TX 77573

Clarence Ellsworth Tipton	Vice President and Senior Health Actuary

Mark A. Walker	Vice President, Special Markets, Credit Insurance Division 2450 South Shore Boulevard League City, TX 77573

William Henry Watson, III	Vice President, Chief Health Actuary

Dr. John F. White	Vice President & Medical Director

Charles N. Atwood	Asst. Vice President, Credit Insurance Sales 2450 South Shore Boulevard League City, TX 77573

Elizabeth L. Berndt	Asst. Vice President, Health Administration

Patricia Ann Boudreaux	Asst. Vice President, Marketing Support 2450 South Shore Boulevard League City, TX 77573

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

Jason M. Broussard	Asst. Vice President, Human Resources

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Philip Chairez	Asst. Vice President, LABS & LIA Compliance

Kristen Vallon Clause	Asst. Vice President, Special Projects 2525 South Shore Boulevard League City, TX 77573

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Laurane D. Debowski	Asst. Vice President, CSSD Field Operations

Charlie Delgado	Asst. Vice President, Credit Insurance Finance & Risk Management 2450 South Shore Boulevard League City, TX 77573

Dustin Joseph Dusek	Asst. Vice President, Assistant Actuary

Christopher Keith Falconer	Asst. Vice President, Assistant Actuary

Barbara N. Falkenhagen	Asst. Vice President, Corporate Planning

John Joseph Gara	Asst. Vice President, Marketing/Career Development CSSD

Renee E. Garrett	Asst. Vice President, Life/Annuity Systems & Enterprise Systems

Pamela M. Griffin	Asst. Vice President, Career Life Marketing Officer 1169 Inverness Cove Way Birmingham, AL 35242

Jerald V. Johnson	Asst. Vice President, Enterprise Systems

David R. Keimig	Asst. Vice President, Distributed Computing 3030 Invincible League City, TX 77573

Sarah L. Klindworth	Asst. Vice President, ITS Financial Services 3030 Invincible League City, TX 77573

Bryan A. Lamb	Asst. Vice President, Life New Business 2525 South Shore Boulevard League City, TX 77573

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax & Payroll

Robert W. Lindemann	Asst. Vice President, IT Service Support and Operations 3030 Invincible League City, TX 77573

Thad Michael Luikart	Asst. Vice President, Life Policy Administration

Steven J. Mahannah	Asst. Vice President, Financial Institution

Michael N. Musselman	Asst. Vice President, Marketing & Analytics

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services 2450 South Shore Boulevard League City, TX 77573

Jon R. O’Neal	Asst. Vice President, Director-Life Marketing Sales Program

Judith Lynne Regini	Asst. Vice President, Corporate Compliance

Michael A. Rossi	Asst. Vice President, Chief Investigator and Corporate Security

Walter Rudecki, Jr.	Asst. Vice President, Advanced Sales and Priority Markets

Gail Sawyer	Asst. Vice President, Health & Financial Systems

Steven Schnack	Asst. Vice President, Health Claims/Compliance 2450 South Shore Boulevard League City, TX 77573

Deanna Denise Snedden	Asst. Vice President, Assistant Treasurer 2525 South Shore Boulevard League City, TX 77573

James Alexander Tyra	Asst. Vice President, IT Special Projects

Deanna Lynn Walton	Asst. Vice President, Field Systems

Jimmy N. Watson	Asst. Vice President, Data Communication Messaging 3030 Invincible Circle League City, TX 77573

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 26.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts: American National Variable Life Separate Account, American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust, a testamentary trust with both charitable and non-charitable beneficiaries, owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, a trust classified as a private foundation, has an approximately 79% contingent remainder interest in the Libbie Shearn Moody Trust and owns approximately 23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody. Robert L. Moody, Sr. is the remaining life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 45% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc., a Nevada corporation, owns approximately 97.8% of the outstanding shares of Moody National Bank. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc., a Texas corporation. The Three R Trusts, Texas trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation directly or indirectly wholly owns the following hospitality subsidiaries, listed in alphabetical order, with the jurisdiction of incorporation for each noted:

1859 Beverage Company (Texas)	Gal-Tex Hospitality Partners LLC (Texas)
1859 Historic Hotels, Ltd. (Texas)	Kentucky Landmark Hotels, L.L.C. (Kentucky)
1859 Management Partners GP, LLC (Texas)	Gal-Tenn Hotel Corporation (Nevada)
1859 Management Partners, LP (Texas)	LHH Hospitality, Inc. (Texas)
Colorado Landmark Hotels, L.L.C. (Colorado)	Virginia Landmark Hotels, L.L.C. (Virginia)

American National owns a direct or indirect interest in the entities listed below in alphabetical order. Unless otherwise noted with an asterisk (*), such entities are included within the consolidated financial statements of American National. For entities noted with an asterisk (*), such entities are not included within the consolidated financial statements of American National, nor are separate financial statements filed with respect to such entities. American National has more than a minor interest or influence over such entities’ operations, but American National does not have a controlling interest and is not the primary beneficiary of such entities.

Entity: 121 Village, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 33% limited partnership interest. ANREINV, LLC owns a 0.33% general partnership interest.

Principal Business: Real estate

Entity: 2830 E Orbiter LLC*

Entity Form: a Delaware Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 55% interest.

Principal Business: Real Estate

Entity: 2603 Augusta Investors, LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: 9015 Partners LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Principal Business: Benefits management

Entity: American National Administrators, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Holdings, Inc.

Principal Business: Insurance administration

Entity: American National County Mutual Insurance Company

Entity Form: a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company

Principal Business: Inactive

Entity: American National of Delaware Corporation

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Inactive

Entity: American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Inactive

Entity: American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Inactive

Entity: American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Inactive

Entity: American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance

Entity: American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance services

Entity: American National Life Holdings, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Principal Business: Holding company

Entity: American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: American National Lloyds Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact.

Principal Business: Insurance

Entity: American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Principal Business: Insurance

Entity: American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Principal Business: Holding company

Entity: American National Registered Investment Advisor, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Investment advisory services

Entity: AN/CAN Investments, Inc.*

Entity Form: a Canadian corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC

Principal Business: Real estate

Entity: ANCAP Jasper, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: ANCAP Jasper II, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: ANDV 97, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC

Principal Business: Real estate

Entity: Anford Pinnacle, L.P.*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: ANH20, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned by ANREM Corporation.

Principal Business: Real estate

Entity: ANICO Eagle, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC

Principal Business: Real estate

Entity: ANICO Eagle 99, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Principal Business: Real estate

Entity: ANICO Financial Services, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Wholesale broker-dealer

Entity: ANIND TX, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC

Principal Business: Real estate

Entity: ANPAC Lloyds Insurance Management, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance

Entity: ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance

Entity: ANPIN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC owns a 99% limited partnership interest; ANIND TX, LLC owns a 1% general partnership interest.

Principal Business: Real estate

Entity: ANREINV, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC

Principal Business: Real estate

Entity: ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC

Principal Business: Real estate

Entity: ANTAC, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Real estate

Entity: AN/WRI DEVCO #1, LTD*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 80% limited partnership interest.

Principal Business: Real estate

Entity: AN/WRI GS, LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: AN/WRI Partnership, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest.

Principal Business: Real estate

Entity: Baron Phoenix Apts., LLC*

Entity Form: an Arizona limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Principal Business: Real estate

Entity: Bayport II Mountain West Houston, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Baywood Project, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% limited partnership interest.

Principal Business: Real estate

Entity: Bridgeview Alpha LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: Broadway Goodyear LLC*

Entity Form: a Delaware limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 55% interest.

Principal Business: Real estate

Entity: Caffery-Saloom Retail, LLC*

Entity Form: a Louisiana limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Canyon Crossroads Apartments, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: CC Maple LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 41.32% interest.

Principal Business: Real estate

Entity: Cedar Crossing Mountain West Houston LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Cibolo Crossing, LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company

Principal Business: Asset management

Entity: Eagle AN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC owns a 99% limited partnership interest. ANIND TX, LLC. owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Eagle Ind., L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest; ANIND TX, LLC. owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Enclave Apts, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Fairway Phase III Associates, LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Farm Family Financial Services, Inc.

Entity Form: a New York corporation.

Ownership of Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Broker-dealer (inactive)

Entity: Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANH2O, Inc. is 1% general partner; ANICO Eagle, LLC is 59% limited partner.

Principal Business: Water park investment

Entity: Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: Germann Road Land Development, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Wholly owned by ANICO Eagle, LLC

Principal Business: Real estate

Entity: Grant Road Office, LLC*

Entity Form: a California limited liability company

Ownership or Other Basis of Control: 60% owned by ANICO Eagle, LLC.

Principal Business: Real estate

Entity: Harbour Title Company (a/k/a Lawyers Title of Galveston)

Entity Form: a Texas corporation

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50%.

Principal Business: Title insurance

Entity: I-10 Industrial Development LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: J & P Keegan LP

Entity Form: a Virginia limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 99% limited partnership; ANIND TX, LLC owns a 1% general partnership interest.

Principal Business: Real estate

Entity: Jersey Industrial Capital, LLC*

Entity Form: a California limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 46.5% interest.

Principal Business: Real estate

Entity: Kearns Building Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Principal Business: Real estate

Entity: Montgomery Center Investors, LP*

Entity Form: a Texas Limited Partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra)

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Principal Business: Real estate

Entity: MRPL Retail Partners II, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% limited partnership interest.

Principal Business: Real estate

Entity: MWBP, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Muir Lake, Ltd*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: 60% owned by ANTAC, LLC.

Principal Business: Real estate

Entity: Naperville Hotel Partners, LLC*

Entity Form: a Illinois Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 50% interest

Principal Business: Real estate

Entity: One Hanover Investors, LP*

Entity Form: a Delaware limited partnership

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 50% interest

Principal Business: Real estate

Entity: Pacific City Hotel, LLC*

Entity Form: a Delaware Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle LLC. owns a 11% interest.

Principal Business: Real estate

Entity: Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company

Principal Business: Insurance

Entity: Parmenter 220 East Las Colinas Blvd., LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: PCO Battery Brooke Parkway, LP

Entity Form: a Virginia limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Principal Business: Real estate

Entity: PCO Carolina Pines, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Principal Business: Real estate

Entity: PCO Kent Drive, LP

Entity Form: a Georgia limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Principal Business: Real estate

Entity: Pinnacle XVI LLC*

Entity Form: an Illinois Limited Partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns 60%.

Principal Business: Real estate

Entity: Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANIND TX, LLC. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Principal Business: Real estate

Entity: Remington West Apartments, LLC*

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Principal Business: Real estate

Entity: Rural Agency and Brokerage, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance brokerage services

Entity: Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: a New Hampshire corporation

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns 25%.

Principal Business: Insurance brokerage services

Entity: Rutledge Partners, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Principal Business: Real estate

Entity: SC Waterford Springs Investors LLC*

Entity Form: a Florida limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: Schaumberg Hotel Partners LLC*

Entity Form: a Illinois limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 60% interest.

Principal Business: Real estate

Entity: South Shore Harbour Development, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANTAC, LLC owns a 95% limited partnership interest. ANREM Corp. owns a 5% general partnership interest.

Principal Business: Real estate

Entity: SPI Beach Resort Waterpark, LLC*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Entity: Standard Life and Accident Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Principal Business: Insurance

Entity: Standard Plus, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company

Principal Business: Insurance marketing

Entity: SWBC Flower Mound, LP*

Entity Form: a Texas Limited Partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 90% interest.

Principal Business: Real estate

Entity: SWBC Overlook*

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 72% interest.

Principal Business: Real estate

Entity: TC Blvd., Partners, LLC

Entity Form: a Texas Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: TC Blvd., Partners II, LLC

Entity Form: a Texas Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: Town and Country Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: ANDV 97, LLC owns an 86.65% limited partnership interest.

Principal Business: Real estate

Entity: Town Center Partners, LTD

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns an 88% interest.

Principal Business: Real estate

Entity: TVO/MCP Vineyard Associates LLC*

Entity Form: a Delaware Limited Liability Company

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 70% interest.

Principal Business: Real estate

Entity: United Farm Family Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Principal Business: Insurance

Entity: Willowchase Retail Associates LP*

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle, LLC owns a 50% interest.

Principal Business: Real estate

Item 27.	Number of Contract Owners

As of March 31, 2015, there were 261 owners of Qualified Contracts and 198 owners of Non-Qualified Contracts covered by this registration statement.

Item 28.	Indemnification

The following provision is in the Distribution and Selling Agreement:

“Indemnification by the Company. Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.

arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.

arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.

arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.

arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor.”

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

ANICO Financial Services, Inc. serves as principal underwriter to the American National Variable Annuity Separate Account. Securities Management and Research, Inc. served as principal underwriter to the American National Separate Account until September 4, 2012.

(b)	The Registrant’s principal underwriter is ANICO Financial Services, Inc. The following are the officers and directors of ANICO Financial Services, Inc.:

Name	Position	Principal Business Address

James E. Pozzi	Director, Chairman of the Board	One Moody Plaza
Galveston, Texas 77550

John J. Dunn, Jr.	Director	One Moody Plaza
Galveston, Texas 77550

David A. Behrens	Director	One Moody Plaza
Galveston, Texas 77550

James A. Collura	President, Chief Executive Officer	One Moody Plaza
Galveston, Texas 77550

Dwain A. Akins	Vice President, Chief Compliance	One Moody Plaza, Suite 1423
	Officer	Galveston, Texas 77550

Steven D. Geib	Vice President, Chief Financial	One Moody Plaza
	Officer	Galveston, Texas 77550

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
ANICO Financial Services, Inc.	$1,927,547	N/A	N/A	N/A

Item 30.	Locations of Account and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.

Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.

Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.

Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)

Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned in the City of Galveston and the State of Texas on the 24th day of April, 2015.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

By: AMERICAN NATIONAL INSURANCE COMPANY

By: /s/ James E. Pozzi

James E. Pozzi, President

and

Chief Executive Officer

AMERICAN NATIONAL INSURANCE COMPANY

(Depositor)

By: /s/ James E. Pozzi

James E. Pozzi, President and

Chief Executive Officer

Attest By: /s/ J. Mark Flippin

J. Mark Flippin, Secretary

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities on the 24th day of April, 2015:

Signature	Title

/s/ John J. Dunn, Jr. John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

/s/ William F. Carlton William F. Carlton	Senior Vice President and Corporate Controller

Signature	Title

/s/ Dwain A. Akins by Power of Attorney Robert L. Moody	Director and Chairman of the Board

/s/ James E. Pozzi James E. Pozzi	Director, President and Chief Executive Officer

/s/ Dwain A. Akins by Power of Attorney William C. Ansell	Director

/s/ Dwain A. Akins by Power of Attorney Arthur O. Dummer	Director

/s/ Dwain A. Akins by Power of Attorney Russell S. Moody	Director

/s/ Dwain A. Akins by Power of Attorney Frances Anne Moody-Dahlberg	Director

/s/ Dwain A. Akins by Power of Attorney James P. Payne	Director

/s/ Dwain A. Akins by Power of Attorney E.J. Pederson	Director

/s/ Dwain A. Akins by Power of Attorney James D. Yarbrough	Director